     As filed with the Securities and Exchange Commission on April 11, 2000.
                                                              File No. 333-36349
                                                                       811-08770

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                        POST-EFFECTIVE AMENDMENT NO. 5 TO
                                    FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account Five

B.   Name of depositor: Hartford Life and Annuity Insurance Company

C.   Complete address of depositor's principal executive offices:

     P.O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life Insurance Companies
     P.O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of Rule 485
     -----
       X       on May 1, 2000 pursuant to paragraph (b) of Rule 485
     -----
               60 days after filing pursuant to paragraph (a)(1) of Rule 485
     -----
               on              pursuant to paragraph (a)(1) of Rule 485
     -----
               this post-effective amendment designates a new effective date
     -----     for a previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

                         RECONCILIATION AND TIE BETWEEN
                           FORM N-8B-2 AND PROSPECTUS

     ITEM NO. OF FORM N-8B-2                          CAPTION IN PROSPECTUS
     -----------------------                          ---------------------
               1.                             Cover Page
               2.                             Cover Page
               3.                             Not Applicable
               4.                             Statement of Additional Information -
                                              Distribution of the Policies
               5.                             About Us - Separate Account Five
               6.                             About Us - Separate Account Five
               7.                             Not required by Form S-6
               8.                             Not required by Form S-6
               9.                             Legal Proceedings
               10.                            About Us - Separate Account Funds; The Funds
               11.                            About Us - Separate Account Funds; The Funds
               12.                            About Us - The Funds
               13.                            Fee Table; Charges and Deductions
               14.                            Premiums
               15.                            Premiums
               16.                            Premiums
               17.                            Making Withdrawals From Your Policy
               18.                            About Us - The Funds; Charges and Deductions
               19.                            Your Policy - Policy Rights
               20.                            Not Applicable
               21.                            Loans
               22.                            Not Applicable
               23.                            Not Applicable
               24.                            Not Applicable
               25.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               26.                            Not Applicable
               27.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               28.                            Statement of Additional Information - General
                                              Information and History
               29.                            About Us - Hartford Life and Annuity Insurance
                                              Company
               30.                            Not Applicable
               31.                            Not Applicable
               32.                            Not Applicable
               33.                            Not Applicable
               34.                            Not Applicable



               35.                            Statement of Additional Information -
                                              Distribution of the Policies
               36.                            Not required by Form S-6
               37.                            Not Applicable
               38.                            Statement of Additional Information -
                                              Distribution of the Policies
               39.                            Statement of Additional Information -
                                              Distribution of the Policies
               40.                            Not Applicable
               41.                            Statement of Additional Information -
                                              Distribution of the Policies
               42.                            Not Applicable
               43.                            Not Applicable
               44.                            Premiums
               45.                            Not Applicable
               46.                            Premiums; Making Withdrawals From Your Policy
               47.                            About Us - The Funds
               48.                            Cover Page; About Us - Hartford Life and Annuity
                                              Insurance Company
               49.                            Not Applicable
               50.                            About Us - Separate Account Five
               51.                            Not Applicable
               52.                            About Us - The Funds
               53.                            Federal Tax Considerations
               54.                            Not Applicable
               55.                            Not Applicable
               56.                            Not Required by Form S-6
               57.                            Not Required by Form S-6
               58.                            Not Required by Form S-6
               59.                            Not Required by Form S-6

DIRECTOR LIFE
MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE POLICIES
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
P.O. BOX 2999
HARTFORD, CONNECTICUT 06104-2999
TELEPHONE: 1-800-231-5453                                     [LOGO]


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus describes information you should know before you purchase Series II of Director Life. Please read it carefully.

Director Life Series II is a modified single premium variable life insurance policy. It is:

x Modified single premium, because you make one single premium payment, and under certain limited circumstances, you may make additional premium payments.

x Variable, because the value of your life insurance policy will fluctuate with the performance of the underlying funds.
--------------------------------------------------------------------------------

At purchase, you allocate your payments to "Sub-Accounts" or subdivisions of our Separate Account, an account that keeps your life insurance policy assets separate from our company assets. These Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These funds are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This life insurance policy offers you funds with investment strategies ranging from conservative to aggressive and you may pick those funds that meet your investment style.


The following Sub-Accounts are available under the Policy:




                       SUB-ACCOUNT                                          PURCHASES SHARES OF:
  Hartford Advisers Fund Sub-Account                     Class IA of Hartford Advisers HLS Fund, Inc.
  Hartford Bond Fund Sub-Account                         Class IA of Hartford Bond HLS Fund, Inc.
  Hartford Capital Appreciation Fund Sub-Account         Class IA of Hartford Capital Appreciation HLS Fund, Inc.
  Hartford Dividend and Growth Fund Sub-Account          Class IA of Hartford Dividend and Growth HLS Fund, Inc.
  Hartford Global Health Fund Sub-Account                Class IA of Hartford Global Health HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Global Leaders Fund Sub-Account               Class IA of Hartford Global Leaders HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Global Technology Fund Sub-Account            Class IA of Hartford Global Technology HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford Growth and Income Fund Sub-Account            Class IA of Hartford Growth and Income HLS Fund of
                                                         Hartford Series Fund, Inc.
  Hartford High Yield Fund Sub-Account                   Class IA of Hartford High Yield HLS Fund of Hartford
                                                         Series Fund, Inc.
  Hartford Index Fund Sub-Account                        Class IA of Hartford Index HLS Fund, Inc.
  Hartford International Advisers Fund Sub-Account       Class IA of Hartford International Advisers HLS
                                                         Fund, Inc.
  Hartford International Opportunities Fund Sub-Account  Class IA of Hartford International Opportunities HLS
                                                         Fund, Inc.
  Hartford MidCap Fund Sub-Account                       Class IA of Hartford MidCap HLS Fund, Inc.
  Hartford Mortgage Securities Fund Sub-Account          Class IA of Hartford Mortgage Securities HLS Fund, Inc.
  Hartford Money Market Fund Sub-Account                 Class IA of Hartford Money Market HLS Fund, Inc.
  Hartford Small Company Fund Sub-Account                Class IA of Hartford Small Company HLS Fund, Inc.
  Hartford Stock Fund Sub-Account                        Class IA of Hartford Stock HLS Fund, Inc.


If you decide to buy this life insurance policy, you should keep this prospectus for your records. Although we file the Prospectus with the Securities and Exchange Commission, the Commission doesn't approve or disapprove these securities or determine if the information is truthful or complete. Anyone who represents that the Securities and Exchange Commission ("SEC") does these things may be guilty of a criminal offense.


You can call us at 1-800-231-5453 to ask us questions. The Statement of Additional Information contains more information about this life insurance policy and, like this prospectus, is filed with the Securities and Exchange Commission.


We file other information with the Securities and Exchange Commission. You may read and copy any document we file at the SEC's public reference room in Washington, DC 20549-6009. Please call the SEC at 1-800-SEC-0330 for further information. Our SEC filings, including this prospectus, are also available to the public at the SEC's website at (HTTP://WWW.SEC.GOV).

This life insurance policy IS NOT:

 -  a bank deposit or obligation

 -  federally insured

 -  endorsed by any bank or governmental agency

 -  available for sale in all states
--------------------------------------------------------------------------------

PROSPECTUS DATED: MAY 1, 2000

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
--------------------------------------------------------------------------------

TABLE OF CONTENTS


                                                                PAGE
----------------------------------------------------------------------
SUMMARY OF BENEFITS AND RISKS                                     4
----------------------------------------------------------------------
FEE TABLE                                                         5
----------------------------------------------------------------------
ABOUT US                                                          7
----------------------------------------------------------------------
  Hartford Life and Annuity Insurance Company                     7
----------------------------------------------------------------------
  Separate Account Five                                           7
----------------------------------------------------------------------
  The Funds                                                       7
----------------------------------------------------------------------
CHARGES AND DEDUCTIONS                                            9
----------------------------------------------------------------------
YOUR POLICY                                                      11
----------------------------------------------------------------------
PREMIUMS                                                         12
----------------------------------------------------------------------
DEATH BENEFITS AND POLICY VALUES                                 13
----------------------------------------------------------------------
MAKING WITHDRAWALS FROM YOUR POLICY                              15
----------------------------------------------------------------------
LOANS                                                            16
----------------------------------------------------------------------
LAPSE AND REINSTATEMENT                                          16
----------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS                                       17
----------------------------------------------------------------------
LEGAL PROCEEDINGS                                                19
----------------------------------------------------------------------
OTHER MATTERS                                                    19
----------------------------------------------------------------------
GLOSSARY OF SPECIAL TERMS                                        20
----------------------------------------------------------------------

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

SUMMARY OF BENEFITS AND RISKS

BENEFITS OF YOUR POLICY

FLEXIBILITY -- The policy is designed to be flexible to meet your specific life insurance needs. You have the flexibility to choose your premium payment, settlement options and investment options.


RIGHT TO EXAMINE -- For a limited time, usually 10 days after you receive your life insurance policy, you may cancel it without paying a surrender charge. A longer period may be provided in certain states.


CASH VALUES -- Your policy has a cash value. The value of your policy will fluctuate with the performance of the underlying funds.

DEATH BENEFIT -- You designate a beneficiary who will receive the Death Benefit if you die while the policy is in force. The policy pays a minimum Death Benefit, called the "Face Amount." The actual Death Benefit may be larger than the Face Amount if the underlying funds of the policy perform well.

INVESTMENT OPTIONS -- Your policy offers a choice of investment options. You may transfer money among your investment options, subject to the restrictions described in this prospectus and the funds' prospectuses.

SURRENDERS -- At any time, you may surrender all or part of your policy. Each year you may surrender the greater of up to 10% of your premium payments or 100% of your Account Value minus premiums paid without being charged a surrender charge. (See "Risks of Your Policy" below)

LOANS -- You can take a loan on the policy. Your policy provides for two types of cash loans. Your policy secures the loans. Loans may not exceed 90% of the policy's cash value.

SETTLEMENT OPTIONS -- You may choose to receive surrender or death benefit proceeds over a period of time by using one of our settlement options.

WHAT DOES YOUR PREMIUM PAYMENT PAY FOR?

Your premium payment pays for insurance coverage, it acts as an investment in the Sub-Accounts, and it pays for sales charges, premium taxes and administrative fees.

RISKS OF YOUR POLICY

INVESTMENT PERFORMANCE -- The value of your policy will fluctuate with the performance of its underlying funds. Your investment options may decline in value, or they may not perform to your expectations. Your policy values in the Sub-Accounts are not guaranteed.


UNSUITABLE FOR SHORT-TERM SAVINGS -- The policy is designed for long-term financial planning. You should not purchase the policy if you will need your premium payment in a short time.


RISK OF LAPSE -- Your policy could terminate if the value of the policy becomes so low that it cannot support the policy's monthly charges and fees. If this occurs, we will notify you in writing. You will then have a 61-day grace period to pay additional amounts to prevent the policy from terminating.

LOANS -- Taking a loan from your policy may increase the risk that your policy will terminate, may have a permanent effect on the policy's Account Value, and may reduce the death benefit proceeds.

SURRENDER AND PARTIAL SURRENDERS -- You may have to pay tax on the money you take out and, if you take money out before you are 59 1/2 you may have to pay a federal income tax penalty.

TRANSFER LIMITATIONS -- We reserve the right to limit the size of transfers and to limit the number and frequency of transfers among your investment options.

ADVERSE TAX CONSEQUENCES -- Under current tax law, your Beneficiaries will receive the Death Benefit free of federal income tax. However, you may be required to pay federal income tax if you receive any loans, surrenders or other amounts from the policy, and you may also be subject to a 10% federal income penalty tax if you take money out prior to age 59 1/2.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    5
--------------------------------------------------------------------------------

FEE TABLE

The following tables describes the MAXIMUM fees and expenses that you will pay when buying, owning, and surrendering the policy. The first table describes the maximum fees and expenses that you will pay at the time that you surrender the policy.

SURRENDER FEES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            POLICIES FROM WHICH CHARGE IS DEDUCTED
Surrender Charges       When you fully or         A percentage of the amount         All, if the surrender is subject to a
                        partially surrender       surrendered, not to exceed the     charge.
                        your policy.              premium payments, depending on
                                                  the Policy Year, in which the
                                                  premium payment was made.
                                                  The percentage is as follows:
                                                  Policy Year          Percentage
                                                       1                  7.5%
                                                       2                  7.5%
                                                       3                  7.5%
                                                       4                    6%
                                                       5                    6%
                                                       6                    4%
                                                       7                    4%
                                                       8                    2%
                                                       9                    2%
                                                       10+                 0%
Unamortized Tax         Upon surrender or         A percentage of the Account        Only policies which elect Option 1.
Charge                  partial surrender of      Value depending on the Policy
                        the policy.               Year the surrender takes place.
                                                  The percentage is as follows:
                                                  Policy Year          Percentage
                                                       1                 2.25%
                                                       2                 2.00%
                                                       3                 1.75%
                                                       4                 1.50%
                                                       5                 1.25%
                                                       6                 1.00%
                                                       7                 0.75%
                                                       8                 0.50%
                                                       9                 0.25%
                                                       10+              0.00%

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

The next table describes the MAXIMUM fees and expenses that you will pay periodically during the time that you own the policy, not including Fund fees and expenses.

ANNUAL CHARGES OTHER THAN FUND OPERATING EXPENSES


       CHARGE           WHEN CHARGE IS DEDUCTED           AMOUNT DEDUCTED            POLICIES FROM WHICH CHARGE IS DEDUCTED
Cost of Insurance       Monthly.                  Individualized depending on age,                All
Charges                                           sex and other factors.
Mortality and Expense   Monthly.                  -  Under Option 1:                              All
Risk Charge                                          .90% (annualized) of
                                                     Sub-Account Value in Policy
                                                     Years 1-10 and .50%
                                                     (annualized) for Policy Years
                                                     11 and beyond
                                                  -  Under Option 2:
                                                     .65% (annualized) of
                                                     Sub-Account Value in Policy
                                                     Years 1-10 and .50%
                                                     (annualized) for Policy Years
                                                     11 and beyond
Tax Expense Charge      Under Option 1:           -  Under Option 1:
                        Monthly.                     .40% (annualized) of Account
                                                     Value for Policy Years 1-10
                        Under Option 2:           -  Under Option 2:                              All
                        Receipt of Premium           4% of each premium payment in
                        Payment.                     all Policy Years
Annual Maintenance      On Policy Anniversary     $30.00                             Only policies with an Account Value of
Fee                     Date or upon surrender                                       less than $50,000 on the Policy
                        of the policy.                                               Anniversary Date or date of surrender.
Administrative Charge   Monthly.                  .25% (annualized) of Sub-Account                All
                                                  Value


The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the policy. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.



ANNUAL FUND OPERATING EXPENSES
AS OF THE FUND'S YEAR END
(As a percentage of net assets)



                                                                                                      TOTAL FUND
                                                                                                  OPERATING EXPENSES
                                                              MANAGEMENT FEES   OTHER EXPENSES      (INCLUDING ANY
                                                              (INCLUDING ANY    (INCLUDING ANY     WAIVERS AND ANY
                                                                 WAIVERS)       REIMBURSEMENTS)    REIMBURSEMENTS)
--------------------------------------------------------------------------------------------------------------------
Hartford Advisers HLS Fund                                         0.63%             0.02%               0.65%
--------------------------------------------------------------------------------------------------------------------
Hartford Bond HLS Fund                                             0.49%             0.03%               0.52%
--------------------------------------------------------------------------------------------------------------------
Hartford Capital Appreciation HLS Fund                             0.64%             0.02%               0.66%
--------------------------------------------------------------------------------------------------------------------
Hartford Dividend and Growth HLS Fund                              0.65%             0.03%               0.68%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Health HLS Fund (1)                                0.85%             0.25%               1.10%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Leaders HLS Fund                                   0.74%             0.12%               0.86%
--------------------------------------------------------------------------------------------------------------------
Hartford Global Technology HLS Fund (1)                            0.85%             0.25%               1.10%
--------------------------------------------------------------------------------------------------------------------
Hartford Growth and Income HLS Fund                                0.78%             0.04%               0.82%
--------------------------------------------------------------------------------------------------------------------
Hartford High Yield HLS Fund                                       0.66%             0.06%               0.72%
--------------------------------------------------------------------------------------------------------------------
Hartford Index HLS Fund                                            0.40%             0.03%               0.43%
--------------------------------------------------------------------------------------------------------------------
Hartford International Advisers HLS Fund                           0.76%             0.09%               0.85%
--------------------------------------------------------------------------------------------------------------------
Hartford International Opportunities HLS Fund                      0.69%             0.09%               0.78%
--------------------------------------------------------------------------------------------------------------------
Hartford MidCap HLS Fund                                           0.76%             0.03%               0.79%
--------------------------------------------------------------------------------------------------------------------
Hartford Money Market HLS Fund                                     0.45%             0.02%               0.47%
--------------------------------------------------------------------------------------------------------------------
Hartford Mortgage Securities HLS Fund                              0.45%             0.03%               0.48%
--------------------------------------------------------------------------------------------------------------------
Hartford Small Company HLS Fund                                    0.75%             0.03%               0.78%
--------------------------------------------------------------------------------------------------------------------
Hartford Stock HLS Fund                                            0.46%             0.02%               0.48%
--------------------------------------------------------------------------------------------------------------------



(1) Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are new Funds. "Total Fund Operating Expenses" are based on annualized estimates of such expenses to be incurred during the current fiscal year.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    7
--------------------------------------------------------------------------------

ABOUT US

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

                               HARTFORD'S RATINGS


                                     EFFECTIVE DATE
           RATING AGENCY               OF RATING     RATING            BASIS OF RATING
------------------------------------------------------------------------------------------------
 A.M. Best and Company, Inc.             1/1/99        A+    Financial performance
------------------------------------------------------------------------------------------------
 Standard & Poor's                       8/1/99       AA     Insurer financial strength
------------------------------------------------------------------------------------------------
 Duff & Phelps                           7/1/99       AA+    Claims paying ability
------------------------------------------------------------------------------------------------


SEPARATE ACCOUNT FIVE

The Sub-Accounts are subdivisions of our separate account, called Separate Account Five. The Separate Account was established to keep your life insurance policy assets separate from our company assets. The investment performance of the Separate Account is independent from the investment performance of Hartford's other assets. Hartford's other assets are utilized to pay our insurance obligations under the policy. Your assets in the Separate Account are held exclusively for your benefit and the benefit of other policy owners and may not be used for any other liability of Hartford. Separate Account Five was established on August 17, 1994 under the laws of Connecticut.


THE FUNDS



Hartford HLS Funds are sponsored and administered by Hartford Life Insurance Company. HL Investment Advisors, LLC ("HL Advisors") serves as the investment adviser to each of the Hartford HLS Funds. Wellington Management Company, LLP ("Wellington Management") and Hartford Investment Management Company ("HIMCO") serve as sub-investment advisors and provide day to day investment services.



Each Hartford HLS Fund, except for Hartford Global Health HLS Fund, Hartford Global Leaders HLS Fund, Hartford Global Technology HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund, is a separate Maryland corporation registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Leaders HLS Fund, Hartford Growth and Income HLS Fund and Hartford High Yield HLS Fund are diversified series of Hartford Series Fund, Inc., a Maryland corporation, also registered with the Securities and Exchange Commission as an open-end management investment company. Hartford Global Health HLS Fund and Hartford Global Technology HLS Fund are non-diversified series of Hartford Series Fund, Inc. The shares of each Fund have been divided into Class IA and Class IB. Only Class IA shares are available in this product.



We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the accompanying Funds' prospectus and Statement of Additional Information. The Funds' prospectus should be read in conjunction with this Prospectus before investing.



The Funds may not be available in all states.



The investment goals of each of the Funds are as follows:



HARTFORD ADVISERS HLS FUND -- Seeks maximum long-term total rate of return by investing in common stocks and other equity securities, bonds and other debt securities, and money market instruments. Sub-advised by Wellington Management.



HARTFORD BOND HLS FUND -- Seeks maximum current income consistent with preservation of capital by investing primarily in investment grade fixed-income securities. Up to 20% of the total assets of this Fund may be invested in debt securities rated in the highest category below investment grade ("Ba" by Moody's Investor Services, Inc. or "BB" by Standard & Poor's) or, if unrated, are determined to be of comparable quality by the Fund's investment adviser. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford Bond HLS Fund, Inc." Sub-advised by HIMCO.



HARTFORD CAPITAL APPRECIATION HLS FUND -- Seeks growth of capital by investing in equity securities selected solely on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD DIVIDEND AND GROWTH HLS FUND -- Seeks a high level of current income consistent with growth of capital by investing primarily in dividend paying equity securities. Sub-advised by Wellington Management.



HARTFORD GLOBAL HEALTH HLS FUND -- Seeks long-term capital appreciation by investing in equity securities of health care companies worldwide. Sub-advised by Wellington Management.



HARTFORD GLOBAL LEADERS HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by high quality growth companies worldwide that, in the opinion of Wellington Management, are leaders within their respective industries as indicated by an established market presence and

8                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

strong competitive position on a global, regional or country basis. Sub-advised by Wellington Management.



HARTFORD GLOBAL TECHNOLOGY HLS FUND -- Seeks long-term capital appreciation by investing in equity securities technology companies worldwide. Sub-advised by Wellington Management.



HARTFORD GROWTH AND INCOME HLS FUND -- Seeks growth of capital and current income by investing primarily in equity securities with earnings growth potential and steady or rising dividends. Sub-advised by Wellington Management.



HARTFORD HIGH YIELD HLS FUND -- Seeks high current income by investing in non-investment grade fixed-income securities. Growth of capital is a secondary objective. Securities rated below investment grade are commonly referred to as "high yield-high risk securities" or "junk bonds." For more information concerning the risks associated with investing in such securities, please refer to the section in the accompanying prospectus for the Funds entitled "Hartford High Yield HLS Fund." Sub-advised by HIMCO.



HARTFORD INDEX HLS FUND -- Seeks to provide investment results that approximate the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index.* Sub-advised by HIMCO.



HARTFORD INTERNATIONAL ADVISERS HLS FUND -- Seeks maximum long-term total return by investing in a portfolio of equity, debt and money market securities. Securities in which the Fund invests primarily will be denominated in non-U.S. currencies and will be traded in non-U.S. markets. Sub-advised by Wellington Management.



HARTFORD INTERNATIONAL OPPORTUNITIES HLS FUND -- Seeks growth of capital by investing primarily in equity securities issued by non-U.S. companies. Sub-advised by Wellington Management.



HARTFORD MIDCAP HLS FUND -- Seeks to achieve long-term capital growth through capital appreciation by investing primarily in equity securities of companies with market capitalizations within the range represented by the Standard & Poor's MidCap 400 Index. Sub-advised by Wellington Management.



HARTFORD MONEY MARKET HLS FUND -- Seeks maximum current income consistent with liquidity and preservation of capital. Sub-advised by HIMCO.



HARTFORD MORTGAGE SECURITIES HLS FUND -- Seeks maximum current income consistent with safety of principal and maintenance of liquidity by investing primarily in mortgage-related securities. Sub-advised by HIMCO.



HARTFORD SMALL COMPANY HLS FUND -- Seeks growth of capital by investing primarily in equity securities within the range represented by the Russell 2000 Index selected on the basis of potential for capital appreciation. Sub-advised by Wellington Management.



HARTFORD STOCK HLS FUND -- Seeks long-term growth by investing primarily in equity securities. Sub-advised by Wellington Management.


MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of policy owners, owners of other policies or owners of variable annuity contracts with values allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding, as disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your policy may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your policy.

- Arrange for the handling and tallying of proxies received from policy owners.

- Vote all Fund shares attributable to your policy according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any Shareholder Meeting at which shares held for your policy may be voted. After we begin to make annuity payouts to you, the number of votes you have will decrease.


ADMINISTRATIVE SERVICES -- Hartford has entered into agreements with the investment advisers or distributors of many of the Funds. Under the terms of these agreements, Hartford provides administrative services and the Funds pay a fee to Hartford that is usually based on an annual percentage of the average daily net assets of the Funds. These agreements may be different for each Fund or each Fund family.



* "STANDARD & POOR'S," "S&P-REGISTERED TRADEMARK-," "S&P
  500-REGISTERED TRADEMARK-," "STANDARD & POOR'S 500," AND "500" ARE TRADEMARKS OF THE MCGRAW-HILL COMPANIES, INC. AND HAVE BEEN LICENSED FOR USE BY HARTFORD. THE INDEX FUND IS NOT SPONSORED, ENDORSED, SOLD OR PROMOTED BY STANDARD & POOR'S AND STANDARD & POOR'S MAKES NO REPRESENTATION REGARDING THE ADVISABILITY OF INVESTING IN THE INDEX FUND.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    9
--------------------------------------------------------------------------------

CHARGES AND DEDUCTIONS

The deductions or charges associated with this policy are subtracted, depending on the type of deduction or charge, from premium payments as they are made, upon surrender or partial surrender of the policy, on the Policy Anniversary Date or on a monthly pro rated basis from each Sub-Account ("Deduction Amount").

Deductions are taken from premium payments before allocations to the Sub-Accounts are made.

Deduction Amounts are subtracted on the Policy Date and on each Monthly Activity Date after the Policy Date to cover charges and expenses incurred in connection with a policy.

Each Deduction Amount will be subtracted pro rata from each Sub-Account so that the proportion of Account Value of the policy attributable to each Sub-Account remains the same before and after the deduction. The Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Deduction Amount due on any Monthly Activity Date, the policy may lapse. See " Lapse and Reinstatement".

The deductions and charges associated with your policy are listed below.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the Insured's substandard rating. Unisex rates may be required in some states.


Your Coverage Amount is first set on the date we issue your policy and then on each Monthly Activity Date. The Coverage Amount is the Death Benefit minus the Account Value. There is a Minimum Coverage Amount. It is a stated percentage of the Account Value of the policy determined on each Monthly Activity Date. The percentages vary according to the attained age of the Insured.


EXAMPLE:

Face Amount = $100,000
Account Value on the Monthly Activity Date = $70,000
Insured's attained age = 60
Minimum Coverage Amount percentage for age 60 = 30%

On the Monthly Activity Date, the Coverage Amount is $30,000. This is calculated by subtracting the Account Value on the Monthly Activity Date ($70,000) from the Face Amount ($100,000), subject to a possible Minimum Coverage Amount adjustment. This Minimum Coverage Amount is determined by taking a percentage of the Account Value on the Monthly Activity Date. In this case, the Minimum Coverage Amount is $21,000 (30% of $70,000). Since $21,000 is less than the Face Amount less the Account Value ($30,000), no adjustment is necessary. Therefore, the Coverage Amount will be $30,000.

Assume that the Account Value in the above example was $90,000. The Minimum Coverage Amount would be $27,000 (30% of $90,000). Since this is greater than the Face Amount less the Account Value ($10,000), the Coverage Amount for the Policy Month is $27,000. (For an explanation of the Death Benefit, see "Death Benefit and Policy Values".)

Because the Account Value and, as a result, the Coverage Amount under a policy may vary from month to month, the cost of insurance charge may also vary on each Monthly Activity Date.

POLICY OWNER OPTIONS

You, at the time the policy is issued, will elect one of two options described below to pay charges relating to CERTAIN TAXES AND MORTALITY AND EXPENSE RISK CHARGES. The option selected by you may affect your Account Value.

OPTION 1 -- ASSET-BASED CHARGES -- Under this payment option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.90%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that the Death Proceeds will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering your policy will exceed the administrative charges.

We may profit from the mortality and expense risk charge and may use any profits for any proper purpose, including any difference between the cost we incur in distributing the policies and

10                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
the proceeds of the Surrender Charge. The mortality and expense risk charge is deducted while the policy is in force, including the duration of a settlement option.

TAX EXPENSE CHARGE -- During the first ten years of your policy, we deduct a monthly charge equal to an annual rate of 0.40% from your Account Value. This tax expense charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 0.25% of the Account Value is deducted over ten Policy Years and approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

During your first ten Policy Years, we deduct a charge of 0.15% of Account Value. This charge helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

UNAMORTIZED TAX CHARGE -- Under Option 1, during the first nine Policy Years, an Unamortized Tax charge is imposed on surrender or partial surrenders. The Unamortized Tax charge is shown below, as a percentage of amount surrendered, during each Policy Year:

POLICY YEAR    RATE
-------------------------
 1            2.25%
-------------------------
 2            2.00%
-------------------------
 3            1.75%
-------------------------
 4            1.50%
-------------------------
 5            1.25%
-------------------------
 6            1.00%
-------------------------
 7            0.75%
-------------------------
 8            0.50%
-------------------------
 9            0.25%
-------------------------
 10+          0.00%
-------------------------

After the ninth Policy Year, no Unamortized Tax charge will be imposed.

OPTION 2 -- FRONTED CHARGES -- Under this option, you will pay:

MORTALITY AND EXPENSE RISK CHARGE -- For assuming mortality and expense risks under the policy, we will deduct monthly from Sub-Account Value for Policy Years 1 through 10 a charge equal to an annual rate of 0.65%. In Policy Years 11 and beyond, the charge drops to an annual rate of 0.50%. The mortality and expense risk charge is broken into charges for mortality risks and for expense risks:

MORTALITY RISK -- The mortality risk we assume is that the cost of insurance charges specified in the policy will be insufficient to pay claims. We also assume a risk that your policy's Death Benefit will exceed: (1) the Coverage Amount on the date of death; and (2) your policy's Account Value on the date we receive written notice of death.

EXPENSE RISK -- The expense risk we assume is that expenses we incur in issuing and administering the Policies will exceed the administrative charges set in the policy.

TAX EXPENSE CHARGE -- We deduct a charge equal to 4.0% from all premium payments. This charge compensates us for certain expenses including:

- Premium taxes imposed by various states and local jurisdictions.

A premium tax deduction of 2.5% of premium approximates our average expenses for state and local premium taxes. Premium taxes vary, ranging from zero to more than 4.0%. The premium tax deduction is made whether or not any premium tax applies. The deduction may be higher or lower than the premium tax imposed. However, we do not expect to make a profit from this deduction.

- The cost of the capitalization of certain policy acquisition expenses under
  Section 848 of the Internal Revenue Code.

The charge of 1.5% of premium payments helps reimburse us for the approximate expenses we incur from federal taxes we pay under Section 848 of the Internal Revenue Code.

This Option may not be available in all states.

OTHER CHARGES

ANNUAL MAINTENANCE FEE -- The annual maintenance fee is a flat fee that is deducted from your Account Value to reimburse us for expenses relating to the maintenance of the policy. The annual $30 charge is deducted on a Policy Anniversary or when the policy is fully surrendered if the Account Value at either of those times is less than $50,000. We reserve the right to waive the annual maintenance fee under other conditions.

ADMINISTRATIVE CHARGE -- We will deduct a monthly administrative charge from Sub-Account Value equal to an annual rate of 0.25%. This charge compensates us for expenses incurred in the administration of the Separate Account and the policy.

SURRENDER CHARGE -- We may charge you a Surrender Charge when you surrender amounts invested in your policy. We assess a Surrender Charge on amounts surrendered in any Policy Year that exceed the greater of 10% of the premiums you have

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   11
--------------------------------------------------------------------------------

paid into your policy or 100% of your Account Value minus premiums paid. If the amount you paid has been in your policy:

x  For Policy Years 1, 2, and 3, the charge is 7.5%.

x  For Policy Years 4 and 5, the charge is 6%.

x  For Policy Years 6 and 7, the charge is 4%.

x  For Policy Years 8 and 9, the charge is 2%.

x  For Policy Years 10 and beyond, the charge is 0%.

In determining the Surrender Charge, any surrender or partial surrender during the first ten Policy Years will first come from premiums paid and then from earnings. If an amount equal to all premiums paid has been withdrawn, no Surrender Charge will be assessed on the remaining Account Value.

The Surrender Charge is imposed to cover a portion of the sales expense incurred by us in distributing the Policies. This expense includes commissions, advertising and the printing of prospectuses.

CHARGES AGAINST THE FUNDS -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds' prospectuses accompanying this Prospectus.

YOUR POLICY
--------------------------------------------------------------------------------

POLICY RIGHTS

POLICY OWNER, OR "YOU" -- As long as your policy is in force, you may exercise all rights under the policy while the Insured is alive and a beneficiary has not been irrevocably named.

BENEFICIARY -- You name the beneficiary in the application for the policy. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no beneficiary is living when the Insured dies, the Death Proceeds will be paid to the policy owner if living; otherwise to the policy owner's estate.

ASSIGNMENT -- You may assign your policy as collateral for a loan or other obligation. Until you notify us in writing, we are not responsible for any payment made or action taken. We are not responsible for the validity of any assignment.

STATEMENTS TO POLICY OWNERS -- We will send you a statement at least once each year, showing:

- the current Account Value, Cash Surrender Value and Face Amount;

- the premiums paid, monthly deduction amounts and any loans since your last statement;

- the amount of any Indebtedness;

- any notifications required by the provisions of your policy; and

- any other information required by the Insurance Department of the state where your policy was delivered.

LIMIT ON RIGHT TO CONTEST -- During the Insured's lifetime, we may not contest the validity of the policy after it has been in force for two years from the date we issue the policy. If the policy is reinstated, the two-year period is measured from the date of reinstatement. Any increase in the Coverage Amount as a result of a premium payment is contestable for two years from its effective date. In addition, if the Insured commits suicide within two years from the date we issue the policy, or such period as specified in state law, the benefit payable will be limited to the Account Value minus any Indebtedness.

MISSTATEMENT AS TO AGE AND SEX -- If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the policy.

POLICY LIMITATIONS

DIVIDENDS -- No dividends will be paid under the policy.

TRANSFERS OF ACCOUNT VALUE -- While the policy remains in force, and subject to our transfer rules then in effect, you may request that part or all of the Account Value of a particular Sub-Account be transferred to other Sub-Accounts. We reserve the right to restrict the number of these transfers to no more than 12 per Policy Year, with no two transfers being made on consecutive Valuation Days. However, there are no restrictions on the number of transfers at the present time.

Transfers may be made by written request or by calling us toll free 1-800-231-5453. Transfers by telephone may be made by the agent of record or by an attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. Hartford, its agents or affiliates will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. The procedures we follow for transactions initiated by telephone include requirements that callers provide certain information for identification purposes. All transfer instructions received by telephone are tape-recorded. We will send you a confirmation of the transfer within five days from the date of any transfer.

It is your responsibility to verify the accuracy of all confirmations and to promptly advise us of any inaccuracies within 30 days of receipt.

CHANGES TO POLICY OR SEPARATE ACCOUNT

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your policy. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing policyholders as we determine appropriate.

12                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
We may also close one or more Funds to additional payments or transfers from existing Sub-Accounts.

We reserve the right to eliminate the shares of any of the Funds for any reason and to substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any change, we may, by appropriate endorsement, make any changes in the policy necessary or appropriate to reflect the modification. If we decide that it is in the best interest contracts owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

SEPARATE ACCOUNT TAXES -- Currently, there is no charge for federal income taxes that may be attributable to the Separate Account. However, we reserve the right to make such a charge in the future. Charges for other taxes, if any, attributable to the Separate Account may also be made.

OTHER BENEFITS OF YOUR POLICY


LAST SURVIVOR POLICIES -- The Policies are offered on both a single life and a "last survivor" basis. Policies sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor policy involves two Insureds and the Death Proceeds are paid on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below.


- The cost of insurance charges under the last survivor policies are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured. See the last survivor illustrations in "Statement of Additional Information."

- To qualify for simplified underwriting under a last survivor policy, both Insureds must meet the simplified underwriting standards.

- For a last survivor policy to be reinstated, both Insureds must be alive on the date of reinstatement.

- The policy provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

- The younger Insured's attained age is used to calculate the Minimum Death Benefit to ensure that the policy continues to qualify as life insurance.

- Additional tax disclosures applicable to last survivor policies are provided in "Federal Tax Considerations."

PREMIUMS
--------------------------------------------------------------------------------

APPLICATION FOR A POLICY -- To purchase a policy you must submit an application to us. A policy will be issued only on the lives of Insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. If your application for a policy is rejected, then your initial premium payment will be returned along with an additional amount for interest, based on the current rate being credited by us. Other than those described in this prospectus, no change in the terms or conditions of a policy will be made without your consent. Generally, the minimum initial premium we accept is $10,000. We may accept less than $10,000 under certain circumstances.

Your policy is effective after we receive all outstanding delivery requirements and receive your initial premium. The date your policy becomes effective is called the Policy Date. This date is the date used to determine all future cyclical transactions on your policy. The Policy Date may be prior to, or the same as, the date your policy is issued ("Issue Date").

If your Coverage Amount is over then current limits established by us, we will not accept your initial premium payment with your application. In other cases where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of conditional receipt established by us. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age. If no fixed conditional insurance was in effect, then on policy delivery we will require a sufficient payment to place the insurance in force.

PREMIUM PAYMENTS -- You pay a single premium and, subject to restrictions, additional premiums. You may choose a minimum initial premium of 80%, 90% or 100% of the Guideline Single Premium (based on the Face Amount).

UNDERWRITING RULES OF YOUR POLICY

- Under current underwriting rules, which are subject to change, if you are between ages 35 and 80, you may be eligible for simplified underwriting without a medical examination if you meet simplified underwriting standards.

- If you are below age 35 or above age 80, or do not meet simplified underwriting eligibility, full underwriting applies, except that substandard underwriting applies only in those cases that represent substandard risks according to customary underwriting guidelines.

Your policy allows for additional premium payments so long as the additional premiums do not cause the policy to fail to meet

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   13
--------------------------------------------------------------------------------
the definition of a life insurance policy under Section 7702 of the Code. The amount and frequency of additional premium payments will affect the Cash Value and the amount and duration of insurance. We may require evidence of insurability for any additional premiums that increase the Coverage Amount. Premiums, which do not meet the tax qualification guidelines for life insurance under the Internal Revenue Code, will not be applied to your policy.

ALLOCATION OF PREMIUMS -- Within three business days of receipt of your completed application and your initial premium payment at our Home Office, we allocate your entire premium payment to the Money Market Sub-Account.

We will then allocate the Account Value in the Money Market Sub-Account to the Sub-Accounts according to the premium allocations you specify in your policy application. The allocation is made upon the expiration of the right to examine policy period, or the date we receive the final requirement to put the policy in force, whichever is later.

ACCUMULATION UNITS -- The premiums you allocate to the Sub-Accounts are used to purchase Accumulation Units in such Sub-Accounts. We determine the number of Accumulation Units of each Sub-Account by dividing the amount of premium you have allocated to the Sub-Account by the accumulation unit value of that particular Sub-Account.

ACCUMULATION UNIT VALUES -- The accumulation unit value for each Sub-Account varies to reflect the investment experience of the applicable underlying Fund. To determine the current accumulation unit value, we take the prior Valuation Day's accumulation unit value and multiply it by the Net Investment Factor for the Valuation Period then ended.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share of each Fund held in the Sub-Account at the end of the current Valuation Period; divided by

- The net asset value per share of each Fund held in the Sub-Account at the beginning of the Valuation Period.

You should refer to the Funds' prospectuses accompanying this Prospectus for a description of how the assets of each Fund are valued, since these determinations have a direct bearing on the Accumulation Unit Value of the Sub-Account and therefore the Account Value of a policy.

All valuations in connection with a policy, will be made on the date your request or payment is received by us before the close of the New York Stock Exchange on any Valuation Day at our Home Office. Otherwise a valuation will be made on the next date which is a Valuation Day.

ACCOUNT VALUE -- Each policy has an Account Value. There is no minimum guaranteed Account Value. A policy's Account Value equals the policy's value in all of the Sub-Accounts and any amounts in the Loan Account.

The Account Value of your policy is related to the net asset value of the Funds to which your have allocated your premiums. The Account Value on any Valuation Day is calculated by multiplying the number of Accumulation Units by the Accumulation Unit Value and then totaling the results for all the Sub-Accounts. The Account Value of a policy changes on a daily basis and is computed on each Valuation Day. Therefore, your Account Value varies to reflect the investment performance of the underlying Funds, the value of the Loan Account and the monthly Deduction Amounts.

SUSPENSION OF VALUATION, PAYMENTS AND TRANSFERS -- We will suspend all procedures requiring valuation (including transfers, surrenders and loans) when:

- the New York Stock Exchange is closed;

- trading on the New York Stock Exchange is restricted by the SEC;

- the SEC permits and orders postponement; or

- the SEC determines that an emergency exists to restrict valuation.

DEATH BENEFITS AND POLICY VALUES
--------------------------------------------------------------------------------

DEATH BENEFIT -- While in force, your policy provides for the payment of the Death Proceeds to the beneficiary when the Insured under the policy dies. You must notify us in writing as soon as possible after the death of the Insured. The Death Proceeds payable to the beneficiary equal the Death Benefit less any loans outstanding.

We will pay interest of at least 3 1/2% per year on the Death Proceeds from the date of the Insured's death to the date payment is made or a settlement option is elected. At such times, the proceeds are not subject to the investment experience of the Separate Account.

The Death Benefit equals the greater of:

- the Face Amount; or

- the Account Value multiplied by a specified percentage.

The percentage varies according to the attained age of the Insured and is specified in the policy. Therefore, an increase in Account Value may increase the Death Benefit. However, because the Death Benefit will never be less than the Face Amount, a decrease in Account Value may decrease the Death Benefit but never below the Face Amount. This is illustrated in the following examples:

14                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLES:

                                    A          B
--------------------------------------------------------
 Face Amount                     $100,000   $100,000
--------------------------------------------------------
 Insured's Age                         40         40
--------------------------------------------------------
 Account Value on Date of Death  $ 46,500   $ 34,000
--------------------------------------------------------
 Specified Percentage                250%       250%
--------------------------------------------------------

In Example A, the Death Benefit equals $116,250, I.E., the greater of $100,000 (the Face Amount) or $116,250 (the Account Value at the Date of Death of $46,500, multiplied by the specified percentage of 250%). This amount less any outstanding loans constitutes the Death Proceeds which we would pay to the beneficiary.

In Example B, the death benefit is $100,000, I.E., the greater of $100,000 (the Face Amount) or $85,000 (the Account Value of $34,000, multiplied by the specified percentage of 250%).

DEATH BENEFIT POLICY PROCEEDS -- Proceeds from the Death Benefit left with us remain in the Sub-Accounts to which they were allocated at the time of death, unless the beneficiary elects to reallocate them. Full or partial surrenders may be made at any time.

All or part of the Death Proceeds may be paid in cash or applied under a Settlement Option.

SETTLEMENT OPTIONS -- The surrender proceeds or Death Proceeds under your policy may be paid in a lump sum or may be applied to one of our settlement options. The minimum amount that may be applied under a settlement option is $5,000, unless we consent to a lesser amount. UNDER SETTLEMENTS OPTIONS LIFE ANNUITY, LIFE ANNUITY WITH 120, 180, OR 240 MONTHLY PAYMENTS CERTAIN AND JOINT AND LAST SURVIVOR ANNUITY, NO SURRENDER OR PARTIAL SURRENDERS ARE PERMITTED AFTER PAYMENTS START. FULL SURRENDER OR PARTIAL SURRENDERS MAY BE MADE FROM THE INTEREST INCOME SETTLEMENT OPTION, PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION OR THE DEATH BENEFIT POLICY PROCEEDS, BUT THEY ARE SUBJECT TO THE SURRENDER CHARGE, IF APPLICABLE. THERE MAY BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS FROM PAYMENTS FOR A DESIGNATED PERIOD SETTLEMENT OPTION. PLEASE CHECK WITH YOUR TAX ADVISOR BEFORE REQUESTING A PARTIAL SURRENDER.

The following settlement options are available under your policy:

OPTION 1 -- INTEREST INCOME

This option offers payments of interest, at the rate we declare, on the amount applied under this settlement option. The interest rate will never be less than 3 1/2% per year.

OPTION 2 -- LIFE ANNUITY

Death Proceeds are used to purchase a variable annuity where we make annuity payments as long as the annuitant is living. When the annuitant dies, we stop making annuity payments. A payee would receive only one annuity payment if the annuitant dies after the first payment, two annuity payments if the annuitant dies after the second payment, and so forth.

OPTION 3 -- LIFE ANNUITY WITH 120, 180 OR 240 MONTHLY PAYMENTS CERTAIN

We make monthly annuity payments during the lifetime of the annuitant but annuity payments are at least guaranteed for a minimum of 120, 180 or 240 months, as you elect. If, at the death of the annuitant, annuity payments have been made for less than the minimum elected number of months, then the beneficiary can either receive the present value (as of the date of the annuitant's death) of the remaining payments in one sum or continue annuity payments for the remaining period certain.

OPTION 4 -- JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make annuity payments as long as the annuitant and joint annuitant are living. When one annuitant dies, we continue to make annuity payments until that second annuitant dies. The annuitant may elect that the payment be less than the payment made during the joint lifetime of the annuitants. When choosing this option, you must decide what will happen to the annuity payments after the first annuitant dies.

Under this option, it is possible for an annuitant and joint annuitant to receive only one payment in the event of the common or simultaneous death of the annuitants prior to the date of the second payment.

OPTION 5 -- PAYMENTS FOR A DESIGNATED PERIOD

We will make annuity payments for the number of years that you select. You can select between 5 years and 30 years. Under this option, you may, at any time, request a full surrender and receive the Cash Surrender Value of your policy.

VARIABLE AND FIXED ANNUITY PAYMENTS -- When the settlement option you select involves an annuity, unless you specify otherwise, the surrender proceeds or Death Proceeds provide a variable annuity. Fixed annuity options are also available.

VARIABLE ANNUITY -- Your policy contains tables indicating the minimum dollar amount of the first monthly payment under a variable annuity for each $1,000 of value of a Sub-Account. Your first monthly payment varies with the annuity option chosen and specific parameters chosen by you. The policy contains variable payment annuity tables derived from the 1983(a) Individual Annuity Mortality Table, with ages set back one year and with an assumed investment rate ("A.I.R.") of 5% per annum. The assumed investment rate is the investment return used to calculate subsequent variable annuity payments.

We determine the total first monthly variable annuity payment by multiplying the Death Proceeds (expressed in thousands of dollars) in a Sub-Account by the amount of the first monthly payment per $1,000 of value obtained from the tables in the policy.

The amount of your first monthly variable annuity payment is divided by the value of an annuity unit for the appropriate Sub-Account no earlier than the close of business on the fifth Valuation Day preceding the day on which the payment is due. This determines the number of annuity units represented by the first payment. This number of annuity units remains fixed during the

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   15
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annuity payment period and in each subsequent month the dollar amount of the variable annuity payment is determined by multiplying this fixed number of annuity units by the current annuity unit value.

Level variable annuity payments would be produced if the investment rate remained constant and equal to the assumed investment rate. Payments will vary up or down as the investment rate varies up or down relative to the assumed investment rate.

FIXED ANNUITY PAYMENTS -- You will receive equal fixed annuity payments throughout the annuity payment period. We determine fixed annuity payment amounts by multiplying the amount applied to the annuity by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the fixed payment annuity tables in your policy.

Hartford will make any other arrangements for income payments as may be agreed on.

BENEFITS AT MATURITY -- If the Insured is living on the "Maturity Date" (the anniversary of the Policy Date on which the Insured is age 100), on surrender of the policy to us, we will pay you the Cash Surrender Value. In such case, the policy will terminate and we will have no further obligations under the policy. The Maturity Date may be extended by rider where approved, but see "Federal Tax Considerations -- Income Taxation of Policy Benefits."

CHARGES AND POLICY VALUES -- Your policy value decreases due to the deduction of policy charges. Policy value may increase or decrease depending on investment performance. Fluctuations in your Account Value may have an effect on your Death Benefit. If your policy lapses, your policy terminates and no Death Benefit will be paid.

MAKING WITHDRAWALS FROM YOUR POLICY
--------------------------------------------------------------------------------

SURRENDERS -- While your policy is in force, you may, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), fully surrender your policy. Upon surrender, you receive the Cash Surrender Value determined as of the day we receive your request or the date requested by you, whichever is later. The Cash Surrender Value equals the Account Value less any Surrender Charges and any Unamortized Tax charge and all Indebtedness. We pay the Cash Surrender Value of the policy within seven days of our receipt of your written request or on the effective surrender date requested by you, whichever is later. Your policy will terminate on the date of our receipt of the written request, or the date you request the surrender to be effective, whichever is later. For a discussion of the tax consequences of surrendering your policy, see "Federal Tax Considerations".

If you choose to apply the surrender proceeds to a settlement option, the Surrender Charge will not be imposed to the surrender proceeds applied to the option. In other words, the surrender proceeds will equal the Cash Surrender Value without reduction for the Surrender Charge. However, any Unamortized Tax charge, if applicable, will be deducted from the surrender proceeds to be applied. In addition, amounts you withdraw from the Interest Income settlement option, the Payments for a Designated Period settlement option or the Death Benefit Policy Proceeds are subject to any applicable Surrender Charge.

PARTIAL SURRENDERS -- While your policy is in force, you may elect, by written request, to make partial surrenders from the Cash Surrender Value. The Cash Surrender Value, after partial surrender, must at least equal our minimum amount rules then in effect; otherwise, the request will be treated as a request for full surrender. The partial surrenders will be deducted pro rata from each Sub-Account, unless the you instruct otherwise. The Face Amount will be reduced proportionate to the reduction in the Account Value due to the partial surrender. Partial surrenders in excess of the greater of 10% of premiums or 100% of Account Value less premiums paid will be subject to the Surrender Charge and any Unamortized Tax charges. For a discussion of the tax consequences of partial surrenders, see "Federal Tax Considerations".

RIGHT TO EXAMINE -- You have a limited right to return your policy for cancellation. You may deliver or mail the policy to us or to the agent from whom it was purchased any time during your free look period. Your free look period begins on the day you get your policy and ends ten days after you get it (or longer in some states). In such event, the policy will be rescinded and we will pay an amount equal to the greater of the premiums paid for the policy less any Indebtedness or the sum of: i) the Account Value less any Indebtedness, on the date the returned policy is received by us or the agent from whom it was purchased; and, ii) any deductions under the policy or charges associated with the Separate Account. If your policy is replacing another policy, your free look period and the amount paid to you upon the return of your policy vary by state.

RIGHT TO EXCHANGE -- Once the policy is in effect, it may be exchanged, during the first 24 months after its issuance, for a non-variable flexible premium adjustable life insurance policy offered by us (or an affiliated company) on the life of the Insured. No evidence of insurability will be required. The new policy will have, at your election, either the same Coverage Amount as under the exchanged policy on the date of exchange or the same Death Benefit. The effective date, issue date and issue age will be the same as existed under the exchanged policy. If a policy loan was outstanding, the entire loan must be repaid. The exchange is subject to adjustments in payments and Account Values to reflect variances, if any, in the payments and Account Values under this policy and the new policy.
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16                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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LOANS

AVAILABILITY OF LOANS -- At any time while the policy is in force, you, without the consent of the beneficiary, (provided the designation of beneficiary is not irrevocable) may borrow against the policy by assigning it as sole security to us. Two types of cash loans are available. Any new loan taken together with any existing Indebtedness may not exceed 90% of the Cash Value. The minimum loan amount that we will allow is $25.00.

The proceeds of a loan will be delivered to you within seven business days of our receipt of the loan request.

Unless you specify otherwise, all loan amounts will be transferred pro rata basis from each Sub-Account to the Loan Account. The difference between the value of the Loan Account and the Indebtedness will be transferred on a pro-rata basis from the Sub-Accounts to the Loan Account on each Monthly Activity Date.

If total Indebtedness equals or exceeds the Account Value of the policy on any Monthly Activity Date, we will give you written notice that, unless we receive an additional payment within 61 days to reduce the aggregate outstanding loan(s) secured by the policy, the policy may lapse. See "Lapse and Reinstatement."

PREFERRED LOANS -- The amount of the Loan Account that equals the difference between the Cash Value and the total of all premiums paid under the policy is considered a "Preferred Loan."

LOAN REPAYMENTS -- You can repay all or any part of a loan at any time while your policy is in force. The amount of your policy loan repayment will be deducted from the Loan Account. It will be allocated among the Sub-Accounts in the same percentage as premiums are allocated. Any outstanding loan at the end of a grace period must be repaid before the policy will be reinstated.

EFFECT OF LOANS ON ACCOUNT VALUE -- A loan, whether or not repaid, has a permanent effect on your Account Value. This effect occurs because the investment result of each Sub-Account applies only to the amount remaining in such Sub-Accounts. The longer a loan is outstanding, the greater the effect on your Account Value is likely to be. The effect could be favorable or unfavorable. If the Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, your Account Value will not increase as rapidly as it would have had no loan been made. If the Sub-Accounts earn less than the Loan Account, then your Account Value will be greater than it would have been had no loan been made. If not repaid, the aggregate amount of the outstanding Indebtedness will reduce the Death Proceeds and the Cash Surrender Value otherwise payable. For a discussion of the consequences of retaining a loan against the policy, see "Federal Tax Considerations".

CREDITED INTEREST -- Any amounts in the Loan Account will be credited with interest at an annual rate of 4.0%. The annual rate for Preferred Loans is 6%.

POLICY LOAN RATES -- The loan interest rate that we will charge on all loans is 6% per annum.

LAPSE AND REINSTATEMENT
--------------------------------------------------------------------------------

LAPSE -- Your policy will remain in force until the Cash Surrender Value is insufficient to cover the Deduction Amount due on a Monthly Activity Date. We will notify you of the default in writing, warning you that your policy is in danger of terminating.

GRACE PERIOD -- Your policy provides a 61-day grace period to pay an amount sufficient to cover the Deduction Amounts due. The notice will indicate the amount that must be paid.

The policy will continue through the grace period, but if no additional premium payment is made, it will terminate at the end of the grace period. If the person Insured under the policy dies during the grace period, the Death Proceeds payable under the policy will be reduced by the Deduction Amount(s) due and unpaid. See "Death Benefits and Policy Values."

REINSTATEMENT -- If your policy lapses, you may apply for reinstatement of the policy by payment of the reinstatement premium shown in the policy and any applicable charges. A request for reinstatement may be made within five years of lapse. If a loan is outstanding at the time of lapse, we require repayment of the loan before permitting reinstatement. In addition, we reserve the right to require evidence of insurability satisfactory to Hartford.

The Account Value on the reinstatement date will reflect:

- the Cash Value at the time of termination; plus

- Net Premiums derived from premiums paid at the time of reinstatement; minus

- the Monthly Deduction Amounts that were due and unpaid during the Policy Grace Period; plus

- the Surrender Charge at the time of reinstatement.


The surrender charge is based on the duration from the original policy date as through the policy has never lapsed.

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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   17
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FEDERAL TAX CONSIDERATIONS



GENERAL



Since federal tax law is complex, the tax consequences of purchasing this policy will vary depending on your situation. You may need tax or legal advice to help you determine whether purchasing this policy is right for you.



Our general discussion of the tax treatment of this policy is based on our understanding of federal income tax laws as they are currently interpreted. A detailed description of all federal income tax consequences regarding the purchase of this policy cannot be made in the prospectus. We also do not discuss state, municipal or other tax laws that may apply to this policy. For detailed information, you should consult with a qualified tax adviser familiar with your situation.



TAXATION OF HARTFORD AND THE
SEPARATE ACCOUNT



The Separate Account is taxed as a part of Hartford which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Separate Account (the underlying Funds) are reinvested and are taken into account in determining the value of the Accumulation Units (see "Policy Benefits and Right -- Account Value"). As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policy.



Hartford does not expect to incur any federal income tax on the earnings or realized capital gains attributable to the Separate Account. Based upon this expectation, no charge is currently being made to the Separate Account for federal income taxes. If Hartford incurs income taxes attributable to the Separate Account or determines that such taxes will be incurred, it may assess a charge for such taxes against the Separate Account.



INCOME TAXATION OF POLICY BENEFITS



For federal income tax purposes, the Policies should be treated as life insurance contracts under Section 7702 of the Code. The death benefit under a life insurance contract is generally excluded from the gross income of the beneficiary. Also, a life insurance Policy Owner is generally not taxed on increments in the contract value until the Policy is partially or completely surrendered. Section 7702 limits the amount of premiums that may be invested in a Policy that is treated as life insurance. Hartford intends to monitor premium levels to assure compliance with the Section 7702 requirements.



During the first fifteen Policy Years, an "income first" rule generally applies to distributions of cash required to be made under Code Section 7702 because of a reduction in benefits under the Policy.



The Maturity Date Extension Rider allows a Policy Owner to extend the Maturity Date to the date of the Insured's death. If the Maturity Date of the Policy is extended by rider, Hartford believes that the Policy will continue to be treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date. However, due to the lack of specific guidance on this issue, the result is not certain. If the Policy is not treated as a life insurance contract for federal income tax purposes after the scheduled Maturity Date, among other things, the Death Proceeds may be taxable to the recipient. The Policy Owner should consult a qualified tax adviser regarding the possible adverse tax consequences resulting from an extension of the scheduled Maturity Date.



LAST SURVIVOR POLICIES



Although Hartford believes that the last survivor Policies are in compliance with Section 7702 of the Code, the manner in which Section 7702 should be applied to certain features of a joint survivorship life insurance contract is not directly addressed by Section 7702. In the absence of final regulations or other guidance issued under Section 7702, there is necessarily some uncertainty whether a last survivor Policy will meet the Section 7702 definition of a life insurance contract.



MODIFIED ENDOWMENT CONTRACTS



A life insurance contract is treated as a "modified endowment contract" under
Section 7702A of the Code if it meets the definition of life insurance in
Section 7702 but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A(c). The large single premium permitted under the Policy does not meet the specified computational rules for the "seven-pay test" under Section 7702A(c). Therefore, the Policy will generally be treated as a modified endowment contract for federal income tax purposes. However, an exchange under Section 1035 of the Code of a life insurance contract issued before June 21, 1988 will not cause the new Policy to be treated as a modified endowment contract if no additional premiums are paid.



A policy that is classified as modified endowment contract is eligible for certain aspects of the beneficial tax treatment accorded to life insurance. That is, the death benefit is excluded from income and increments in value are not subject to current taxation. However, loans, distributions or other amounts received from a modified endowment contract during the life of the Insured will be taxed to the extent of any accumulated income in the policy (generally, the excess of account value over premiums paid). Amounts that are taxable withdrawals will be subject to a 10% additional tax, with certain exceptions.



All modified endowment contracts that are issued within any calendar year to the same Policy Owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any loan or distributions.

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18                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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ESTATE AND GENERATION SKIPPING TAXES



When the Insured dies, the Death Proceeds will generally be includible in the Policy Owner's estate for purposes of federal estate tax if the last surviving Insured owned the Policy. If the Policy Owner was not the last surviving Insured, the fair market value of the Policy would be included in the Policy Owner's estate upon the Policy Owner's death. Nothing would be includible in the last surviving Insured's estate if he or she neither retained incidents of ownership at death nor had given up ownership within three years before death.



The federal estate tax is integrated with the federal gift tax under a unified rate schedule and unified credit which shelters up to $675,000 (2000) from the estate and gift tax. The Taxpayer Relief Act of 1997 gradually raises the credit over the next six years to $1,000,000. In addition, an unlimited marital deduction may be available for federal estate and gift tax purposes. The unlimited marital deduction permits the deferral of taxes until the death of the surviving spouse (when the Death Proceeds would be available to pay taxes due and other expenses incurred).



If the Policy Owner (whether or not he or she is an Insured) transfers ownership of the Policy to someone two or more generations younger, the transfer may be subject to the generation-skipping transfer tax, the taxable amount being the value of the Policy. The generation-skipping transfer tax provisions generally apply to transfers which would be subject to the gift and estate tax rules. Individuals are generally allowed an aggregate generation skipping transfer exemption of $1 million, as adjusted for inflation. Because these rules are complex, the Policy Owner should consult with a qualified tax adviser for specific information if ownership is passing to younger generations.



DIVERSIFICATION REQUIREMENTS



The Code requires that investments supporting your policy be adequately diversified. Code Section 817 provides that a variable life insurance contract will not be treated as a life insurance contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as a life insurance contract, the policy owner will be subject to income tax on annual increases in cash value.



The Treasury Department's diversification regulations require, among other things, that:



- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,



- no more than 70% is represented by any two investments,



- no more than 80% is represented by any three investments and



- no more than 90% is represented by any four investments.



In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.



A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the company or the policy owner must agree to pay the tax due for the period during which the diversification requirements were not met.



We monitor the diversification of investments in the separate accounts and test for diversification as required by the Code. We intend to administer all policies subject to the diversification requirements in a manner that will maintain adequate diversification.



OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT



In order for a variable life insurance contract to qualify for tax deferral, assets in the separate accounts supporting the contract must be considered to be owned by the insurance company and not by the policy owner. It is unclear under what circumstances an investor is considered to have enough control over the assets in the separate account to be considered the owner of the assets for tax purposes.



The IRS has issued several rulings discussing investor control. These rulings say that certain incidents of ownership by the policy owner, such as the ability to select and control investments in a separate account, will cause the policy owner to be treated as the owner of the assets for tax purposes.



In its explanation of the diversification regulations, the Treasury Department recognized that the temporary regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." The explanation further indicates that "the temporary regulations provide that in appropriate cases a segregated asset account may include multiple sub-accounts, but do not specify the extent to which policyholders may direct their investments to particular sub-accounts without being treated as the owners of the underlying assets. Guidance on this and other issues will be provided in regulations or revenue rulings under Section 817(d), relating to the definition of variable contract."



The final regulations issued under Section 817 did not provide guidance regarding investor control, and as of the date of this prospectus, guidance has yet to be issued. We do not know if additional guidance will be issued. If guidance is issued, we do not know if it will have a retroactive effect.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                   19
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Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. We reserve the right to modify the policy, as necessary, to prevent you from being considered the owner of assets in the separate account.



TAX DEFERRAL DURING ACCUMULATION PERIOD



Under existing provisions of the Code, except as described below, any increase in an Owner's Investment Value is generally not taxable to the Policy Owner unless amounts are received (or are deemed to be received) under the Policy prior to the Insured's death. If the Policy is surrendered or matures, the amount received will be includable in the Policy Owner's income to the extent that it exceeds the Policy Owner's "investment in the contract." (If there is any debt at the time of a surrender, then such debt will be treated as an amount distributed to the Owner.) The "investment in the contract" is the aggregate amount of premium payments and other consideration paid for the Policy, less the aggregate amount received previously under the Policy to the extent such amounts received were excluded from gross income. Since this Policy is a modified endowment contract, partial withdrawals (or other such amounts deemed to be distributed) from the Policy constitute income to the Policy Owner for Federal income tax purposes.



LIFE INSURANCE PURCHASED FOR USE IN SPLIT DOLLAR ARRANGEMENTS



On January 26, 1996, the IRS released a technical advice memorandum ("TAM") on the taxability of life insurance policies used in certain split dollar arrangements. A TAM, issued by the National Office of the IRS, provides advice as to the internal revenue laws, regulations, and related statutes with respect to a specific set of facts and a specific taxpayer. In the TAM, among other things, the IRS concluded that an employee was subject to current taxation on the excess of the cash surrender value of the policy over the premiums to be returned to the employer. Purchasers of life insurance policies to be used in split dollar arrangements are strongly advised to consult with a qualified tax adviser to determine the tax treatment resulting from such an arrangement.



FEDERAL INCOME TAX WITHHOLDING



If any amounts are deemed to be current taxable income to the Policy Owner, such amounts will be subject to federal income tax withholding and reporting, pursuant to the Code.



NON-INDIVIDUAL OWNERSHIP OF POLICIES



In certain circumstances, the Code limits the application of specific tax advantages to individual owners of life insurance contracts. Prospective Policy Owners which are not individuals should consult a qualified tax adviser to determine the potential impact on the purchaser.



OTHER



Federal estate tax, state and local estate, inheritance and other tax consequences of ownership, or receipt of Policy proceeds depend on the circumstances of each Policy Owner or beneficiary. A tax adviser should be consulted to determine the impact of these taxes.



LIFE INSURANCE PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS



The discussion above provides general information regarding U.S. federal income tax consequences to life insurance purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and withholding on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to a life insurance policy purchase.


LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

There are no material legal proceedings pending to which the Separate Account is a party.

OTHER MATTERS
--------------------------------------------------------------------------------


LEGAL MATTERS -- Legal matters in connection with the issue and sale of modified single premium variable life insurance Policies described in this Prospectus and the organization of Hartford, its authority to issue the Policies under Connecticut law and the validity of the forms of the Policies under Connecticut law and legal matters relating to the federal securities and income tax laws have been passed on by Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary of Hartford.

20                                   HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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GLOSSARY OF SPECIAL TERMS

As used in this Prospectus, the following terms have the indicated meanings:

ACCOUNT VALUE: The current value of the Sub-Accounts plus the value of the Loan Account under the policy.

ACCUMULATION UNIT: A unit of measure we use to calculate the value of a Sub-Account.

ANNUAL WITHDRAWAL AMOUNT: The amount of a surrender or partial surrender that is not subject to the Surrender Charge. This amount in any Policy Year is the greater of 10% of premiums or 100% of your Account Value minus premiums paid.

ANNUITY UNIT: A unit of measure we use to calculate the amount of annuity payments.

CASH SURRENDER VALUE: The policy's Cash Value minus all Indebtedness.

CASH VALUE: The policy's Account Value minus any Surrender Charge and any Unamortized Tax charge due upon surrender.

CODE: The Internal Revenue Code of 1986, as amended.

COVERAGE AMOUNT: The Death Benefit less the Account Value.

DEATH BENEFIT: The greater of (1) the Face Amount specified in the policy or
(2) the Account Value on the date of death multiplied by a stated percentage as specified in the policy.

DEATH PROCEEDS: The amount that we will pay on the death of the Insured. This equals the Death Benefit minus any Indebtedness.

DEDUCTION AMOUNT: A charge on the Policy Date and on each Monthly Activity Date for the cost of insurance, Tax Expense charges under Option 1, an administrative charge and a mortality and expense risk charge.

FACE AMOUNT: On the Policy Date, the Face Amount is the amount shown on the policy's Specifications page. Thereafter, the Face Amount is reduced in proportion to any partial surrenders.

HARTFORD, WE OR US: Hartford Life and Annuity Insurance Company.

HOME OFFICE: Currently located at 200 Hopmeadow Street, Simsbury, Connecticut; however, the mailing address is P.O. Box 2999, Hartford, Connecticut 06104-2999.

INDEBTEDNESS: Monies you owe us, including all outstanding loans on the policy, any interest due or accrued and any unpaid Deduction Amount or annual maintenance fee arising during a grace period.

INSURED: The person on whose life the policy is issued.

ISSUE AGE: As of the Policy Date, the Insured's age on Insured's last birthday.

LOAN ACCOUNT: An account in our general account, established for any amounts transferred from the Sub-Accounts for requested loans. The Loan Account credits a fixed rate of interest that is not based on the investment experience of the Separate Account.

MONTHLY ACTIVITY DATE: The day of each month on which any deductions or charges are subtracted from Account Value of your policy. Monthly Activity Dates occur on the same day of the month as the Policy Anniversary.

POLICY ANNIVERSARY: The yearly anniversary of the Policy Date.

POLICY DATE: The issue date of the policy.

POLICY LOAN RATE: The interest rate charged on policy loans.

POLICY OWNER OR YOU: The owner of the policy.

POLICY YEAR: The twelve months between Policy Anniversaries.

SUB-ACCOUNT VALUE: The current value of the Sub-Accounts.

SURRENDER CHARGE: A charge which may be assessed upon surrender of the policy or partial surrenders in excess of the Annual Withdrawal Amount.

VALUATION DAY: The date on which the Sub-Account is valued. The Valuation Day is every day the New York Stock Exchange is open for trading. The value of the Separate Account is determined at the close of the New York Stock Exchange (generally 4:00 p.m. Eastern Time) on such days.

VALUATION PERIOD: The period between the close of business on successive Valuation Days.

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION
SEPARATE ACCOUNT FIVE


This Statement of Additional Information is not a prospectus. To obtain a prospectus, write to us at P.O. Box 2999, Hartford, CT 06104-2999, or call us at 1-800-231-5453.



DATE OF PROSPECTUS: MAY 1, 2000
DATE OF STATEMENT OF ADDITIONAL INFORMATION: MAY 1, 2000

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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TABLE OF CONTENTS


                                                                           PAGE
                                                                           ----
 GENERAL INFORMATION AND HISTORY                                              3
 ------------------------------------------------------------------------------
 SERVICES                                                                     5
 ------------------------------------------------------------------------------
 EXPERTS                                                                      5
 ------------------------------------------------------------------------------
 DISTRIBUTION OF THE POLICIES                                                 5
 ------------------------------------------------------------------------------
 ADDITIONAL INFORMATION ABOUT CHARGES                                         6
 ------------------------------------------------------------------------------
 ILLUSTRATION OF DEATH BENEFITS, ACCOUNT VALUES AND CASH SURRENDER VALUES     7
 ------------------------------------------------------------------------------
 FINANCIAL STATEMENTS                                                      SA-1
 ------------------------------------------------------------------------------

STATEMENT OF ADDITIONAL INFORMATION                                            3
--------------------------------------------------------------------------------

GENERAL INFORMATION AND HISTORY

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY -- Hartford Life and Annuity Insurance Company is a stock life insurance company engaged in the business of writing life insurance and annuities, both individual and group, in all states of the United States, the District of Columbia and Puerto Rico, except New York. On January 1, 1998, Hartford's name changed from ITT Hartford Life and Annuity Insurance Company to Hartford Life and Annuity Insurance Company. We were originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut; however, our mailing address is P.O. Box 2999, Hartford, CT 06104-2999. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.


The following table shows a brief description of the business experience of officers and directors of Hartford Life and Annuity Insurance Company:



                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------

David A. Carlson       Vice President, 1999            Assistant Vice President and Director of Taxes
                                                       (1998-1999), Hartford; Assistant Vice President and
                                                       Director of Taxes (1998-1999), Hartford; CIGNA Corporation
                                                       (1975-1998)

Peter W. Cummins       Senior Vice President, 1997     Vice President (1993-1997), Hartford; Senior Vice
                                                       President, (1997-Present); Vice President (1989-1997),
                                                       Hartford Life and Accident Insurance Company; Senior Vice
                                                       President (1997-Present); Vice President (1989-1997);
                                                       Senior Vice President (1997-Present); Vice President
                                                       (1989-1997), Hartford Life Insurance Company.

Timothy M. Fitch       Vice President, 1995            Vice President (1995-Present); Actuary (1994-Present);
                       Actuary, 1997                   Assistant Vice President (1992-1995), Hartford Life and
                                                       Accident Insurance Company; Vice President (1995-Present);
                                                       Actuary (1994-Present); Assistant Vice President
                                                       (1992-1995), Hartford Life Insurance Company.

Mary Jane B. Fortin    Vice President & Chief          Vice President & Chief Accounting Office (1998-Present),
                       Accounting Officer, 1998        Hartford Life Insurance Company; Vice President & Chief
                                                       Accounting Officer, (1998-Present), Royal Life Insurance
                                                       Company of America; Vice President & Chief Accounting
                                                       Officer (1998-Present) Alpine Life Insurance Company;
                                                       Chief Accounting Officer (1997-Present), Hartford
                                                       Life, Inc.; Director, Finance (1995-1997), Value
                                                       Health, Inc.; Senior Manager (1993-1995), Coopers and
                                                       Lybrand; Audit Manager (1993-1996) Arthur Andersen & Co.

David T. Foy           Senior Vice President, Chief    Senior Vice President (1998-present), Vice President
                       Financial Officer &             (1998), Assistant Vice President (1995-1998), Hartford;
                       Treasurer, 1998                 Senior Vice President (1998-Present), Hartford Life and
                       Director, 1999*                 Accident Insurance Company; Director, Strategic Planning
                                                       Corporate Finance (1995-1996), IA Product Development
                                                       (1994-1995), Hartford; Various Actuarial Roles (1989-1993)
                                                       Milliman & Robertson

4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Lynda Godkin           Senior Vice President, 1997     Assistant General Counsel and Secretary (1994-1995),
                       General Counsel, 1996           Hartford; Director (1997-Present); Senior Vice President
                       Corporate Secretary, 1996       (1997-Present); General Counsel (1996-Present); Corporate
                       Director, 1997*                 Secretary (1995-Present); Associate General Counsel
                                                       (1995-1996); Assistant General Counsel and Secretary
                                                       (1994-1995); Counsel (1990-1994), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1997-Present); General Counsel (1996-Present); Corporate
                                                       Secretary (1995-Present); Director (1997-Present);
                                                       Associate General Counsel (1995-1996); Assistant General
                                                       Counsel and Secretary (1994-1995); Counsel (1990-1994),
                                                       Hartford Life Insurance Company; Vice President and
                                                       General Counsel (1997-Present), Hartford Life, Inc.

Lois W. Grady          Senior Vice President, 1998     Vice President (1994-1998), Hartford; Senior Vice
                       Vice President, 1994            President (1998-Present); Vice President (1993-1997);
                                                       Assistant Vice President (1987-1993), Hartford Life and
                                                       Accident Insurance Company; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Assistant Vice
                                                       President (1987-1994), Hartford Life Insurance Company.

Stephen T. Joyce       Senior Vice President, 1999     Vice President (1997-1999), Assistant Vice President
                                                       (1995-1997), Hartford; Assistant Vice President
                                                       (1994-1997), Hartford Life and Accident Insurance Company;
                                                       Vice President (1997-Present); Vice President (1997-1999)
                                                       Assistant Vice President (1994-1997), Hartford Life
                                                       Insurance Company.

Michael D. Keeler      Vice President, 1998            Vice President (1998-Present); Hartford Life and Accident
                                                       Insurance Company; Vice President (1995-1997), Providian
                                                       Insurance; Supervisor/Manager (1985-1995), U.S. West
                                                       Communications.

Robert A. Kerzner      Senior Vice President, 1998     Director of Individual Life (1998-Present); Vice President
                                                       (1994-1998), Hartford; Senior Vice President
                                                       (1998-Present); Vice President (1994-1997); Regional Vice
                                                       President (1991-1994), Hartford Life Insurance Company.

Thomas M. Marra        President, 2000                 Executive Vice President (1996-2000), Senior Vice
                       Director, 1994*                 President (1993-1996); Hartford; Director (1994-Present);
                                                       Executive Vice President (1995-Present); Senior Vice
                                                       President (1994-1995); Vice President (1989-1994); Actuary
                                                       (1987-1997), Hartford Life and Accident Insurance Company;
                                                       Director (1994-Present); Executive Vice President
                                                       (1995-Present); Senior Vice President (1994-1995); Vice
                                                       President (1989-1994); Actuary (1987-1995), Hartford Life
                                                       Insurance Company; Chief Operating Officer (2000-present),
                                                       Executive Vice President, Individual Life and Annuities
                                                       (1997-2000), Hartford Life, Inc.

Craig R. Raymond       Senior Vice President, 1997     Vice President (1993-1997); Assistant Vice President
                       Chief Actuary, 1994             (1992-1993); Actuary (1989-1994), Hartford; Senior Vice
                                                       President (1997-Present); Chief Actuary (1995-Present);
                                                       Vice President (1993-1997); Actuary (1990-1995), Hartford
                                                       Life and Accident Insurance Company; Senior Vice President
                                                       (1997-Present); Chief Actuary (1994-Present); Vice
                                                       President (1993-1997); Assistant Vice President
                                                       (1992-1993); Actuary (1989-1994), Hartford Life Insurance
                                                       Company; Vice President and Chief Actuary (1997-Present),
                                                       Hartford Life, Inc.

STATEMENT OF ADDITIONAL INFORMATION                                            5
--------------------------------------------------------------------------------


                               POSITION WITH                           OTHER BUSINESS PROFESSION,
                                 HARTFORD;                          VOCATION OR EMPLOYMENT FOR PAST
NAME                          YEAR OF ELECTION                      FIVE YEARS; OTHER DIRECTORSHIPS
-----------------------------------------------------------------------------------------------------------------
Lowndes A. Smith       Chief Executive Officer, 1997   President (1989-2000), Chief Operating Officer
                       Director, 1985*                 (1989-1997), Hartford; Director (1981-Present); President
                                                       (1989-Present); Chief Executive Officer (1997-Present);
                                                       Chief Operating Officer (1989-1997), Hartford Life and
                                                       Accident Insurance Company; Director (1985-Present);
                                                       President (1989-Present), Chief Executive Officer
                                                       (1997-Present); Chief Operating Officer (1989-1997),
                                                       Hartford Life Insurance Company; Chief Executive Officer
                                                       and President and Director (1997-Present), Hartford
                                                       Life, Inc.

David M. Znamierowski  Senior Vice President &         Vice President (1997) Senior Vice President (1997)
                       Chief Investment Officer,       Director, Risk Management Strategy (1996) Director (1998),
                       1997                            Hartford; Director (1998-Present); Senior Vice President
                       Director, 1998                  (1997-Present); Hartford Life and Accident Insurance
                                                       Company; Vice President, Investment Strategy
                                                       (1997-Present), Hartford Life, Inc.; Vice President,
                                                       Investment Strategy & Policy (1991-1996), Aetna Life and
                                                       Casualty.


---------

 * Denotes date of election to Board of Directors of Hartford.


Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

SEPARATE ACCOUNT FIVE was established as a separate account under Connecticut law on August 17, 1994. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

SERVICES
--------------------------------------------------------------------------------

SAFEKEEPING OF ASSETS -- The assets of the Separate Account are held by Hartford. The assets of the Separate Account are kept physically segregated and held separate and apart from the General Account of Hartford. Hartford maintains records of all purchases and redemptions of shares of the Fund. Additional protection for the assets of the Separate Account is afforded by Hartford's blanket fidelity bond, issued by Aetna Casualty and Surety Company, in the aggregate of $50 million, covering all of the officers and employees of Hartford.

EXPERTS
--------------------------------------------------------------------------------

INDEPENDENT PUBLIC ACCOUNTANTS -- The audited financial statements included in this registration statement have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their reports with respect thereto, and are included herein in reliance upon the authority of said firm as experts in giving said reports. Reference is made to the report on the statutory financial statements of Hartford Life and Annuity Insurance Company which states the statutory financial statements are presented in accordance with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners and the State of Connecticut Insurance Department, and are not presented in accordance with generally accepted accounting principles. The principal business address of Arthur Andersen LLP is One Financial Plaza, Hartford, Connecticut 06103.


ACTUARIAL EXPERT -- The hypothetical Policy illustrations included in this Statement of Additional Information and the registration statement with respect to the Separate Account have been approved by Deanne Osgood, FSA, MAAA, Vice President & Director of Individual Annuity Product Management, for Hartford, and are included in reliance upon her opinion as to their reasonableness.


DISTRIBUTION OF THE POLICIES
--------------------------------------------------------------------------------

Hartford intends to sell the Policies in all jurisdictions where it is licensed to do business. The Policies will be sold by life insurance sales representatives who represent Hartford and who are registered representatives of Hartford Equity Sales Company, Inc. ("HESCO") or certain other independent, registered broker-dealers. Any sales representative or employee will have been qualified to sell variable life insurance Policies under applicable federal and state laws. Each broker-dealer is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 and all are members of the National Association of Securities Dealers, Inc.

6                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

Hartford Securities Distribution Company, Inc. ("HSD") serves as Principal Underwriter for the securities issued with respect to the Separate Account. Both HESCO and HSD are affiliates of Hartford. The principal business address of HESCO and HSD is the same as that of Hartford.


The following table shows officers and directors of HSD:



NAME AND PRINCIPAL
BUSINESS ADDRESS             POSITIONS AND OFFICES
-----------------------------------------------------------------
 David A. Carlson            Vice President
-----------------------------------------------------------------
 Peter W. Cummins            Senior Vice President
-----------------------------------------------------------------
 David T. Foy                Director
-----------------------------------------------------------------
 Lynda Godkin                Senior Vice President, General
                             Counsel and Corporate Secretary
-----------------------------------------------------------------
 George R. Jay               Controller
-----------------------------------------------------------------
 Robert A. Kerzner           Executive Vice President
-----------------------------------------------------------------
 Thomas M. Marra             Executive Vice President, Director
-----------------------------------------------------------------
 Paul E. Olson               Supervising Registered Principal
-----------------------------------------------------------------
 Lowndes A. Smith            President and Chief Executive
                             Officer, Director
-----------------------------------------------------------------


The maximum sales commission payable to Hartford agents, independent registered insurance brokers, and other registered broker-dealers is 7.0% of initial and subsequent premiums.

Broker-dealers or financial institutions are compensated according to a schedule set forth by HSD and any applicable rules or regulations for variable insurance compensation. Compensation is generally based on premium payments made by policyholders or contract owners. This compensation is usually paid from the sales charges described in the Prospectus.

In addition, a broker-dealer or financial institution may also receive additional compensation for, among other things, training, marketing or other services provided. HSD, its affiliates or Hartford may also make compensation arrangements with certain broker-dealers or financial institutions based on total sales by the broker-dealer or financial institution of insurance products. These payments, which may be different for different broker-dealers or financial institutions, will be made by HSD, its affiliates or Hartford out of their own assets and will not effect the amounts paid by the policyholders or contract owners to purchase, hold or surrender variable insurance products.

Hartford may provide information on various topics to Policy Owners and prospective Policy Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-advantaged and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and variable annuities and other investment alternatives, including comparisons between the Policies and the characteristics of, and market for, such alternatives.

ADDITIONAL INFORMATION ABOUT CHARGES
--------------------------------------------------------------------------------

UNDERWRITING PROCEDURES -- To purchase a policy you must submit an application to us. Generally, the minimum initial premium we accept is $10,000. A policy will be issued only on the lives of insureds age 90 and under who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules and we reserve the right to reject an application for any reason. No change in the terms or conditions of a policy will be made without your consent.

COST OF INSURANCE CHARGE -- The cost of insurance charge covers Hartford's anticipated mortality costs for standard and substandard risks. Current cost of insurance rates are lower after the tenth Policy Year and are based on whether 100%, 90% or 80% of the Guideline Single Premium has been paid. The current cost of insurance charge will not exceed the guaranteed cost of insurance charge. The guaranteed cost of insurance charge is a guaranteed maximum monthly rate, multiplied by the Coverage Amount on the Policy Date or any Monthly Activity Date. A table of guaranteed maximum cost of insurance rates per $1,000 will be included in each Policy; however, Hartford reserves the right to use rates less than those shown in the Table. For standard risks that require full underwriting, the guaranteed maximum cost of insurance rate is 100% of the 1980 Commissioner's Standard Ordinary Smoker/Nonsmoker Sex Distinct Age Last Birthday Mortality Table (1980 CSO Table). For standard risks eligible for simplified underwriting, the guaranteed cost of insurance rate is 125% of the 1980 CSO table through age 90, grading to 100% of the 1980 CSO Table at age 100. Substandard risks will be assessed a higher guaranteed maximum cost of insurance rate that will not exceed rates based on a multiple of the 1980 CSO Table. The multiple will be based on the insured's substandard rating. Unisex rates may be required in some states.

STATEMENT OF ADDITIONAL INFORMATION                                            7
--------------------------------------------------------------------------------

ILLUSTRATIONS OF DEATH BENEFITS, ACCOUNT VALUES
AND CASH SURRENDER VALUES

The tables illustrate the way in which a Policy operates. They show how the death benefit and surrender value could vary over an extended period of time assuming hypothetical gross rates of return equal to constant after tax annual rates of 0%, 6% and 12%. The tables are based on an initial premium of $10,000. A male age 45, a female age 55 and a male age 65 with Face Amounts of $44,053, $34,014 and $20,001, respectively, are illustrated for the single life preferred Policy for both Policy Owner Option 1 and Policy Owner Option 2. The illustrations for the last survivor preferred Policy assume male and female of equal ages, including age 55 and 65 for Face Amounts of $45,872 and $28,491.

The death benefit and surrender value for a Policy would be different from those shown if the rates of return averaged 0%, 6% and 12% over a period of years, but also fluctuated above or below those averages for individual Policy Years. They would also differ if any Policy loan were made during the period of time illustrated.

The tables reflect the deductions of current Policy charges for Policy Owner Option 1 and Policy Owner Option 2 and guaranteed Policy charges for a single gross interest rate. The death benefits and surrender values would change if the current cost of insurance charges change.


The amounts shown for the death benefit and surrender value as of the end of each Policy Year take into account an average daily charge equal to an annual charge of 0.73% of the average daily net assets of the Funds for investment advisory and administrative services fees. The gross annual investment return rates of 0%, 6% and 12% on the Fund's assets are equal to net annual investment return rates (net of the annual charge of 0.73% described above) of -0.73%, 5.27% and 11.27%, respectively.


The hypothetical returns shown in the tables are without any tax charges that may be attributable to the Separate Account in the future. In order to produce after tax returns of 0%, 6%, and 12%, the Separate Account would have to earn a sufficient amount in excess of 0% or 6% or 12% to cover any tax charges (see "Changes to Policy or Separate Account -- Separate Account Taxes").

The "Premium Paid Plus Interest" column of each table shows the amount which would accumulate if the initial premium was invested to earn interest, after taxes of 5% per year, compounded annually.

Hartford will furnish upon request, a comparable illustration reflecting the proposed Insureds age, risk classification, Face Amount or initial premium requested, and reflecting guaranteed cost of insurance rates. Hartford will also furnish an additional similar illustration reflecting current cost of insurance rates which may be less than, but never greater than, the guaranteed cost of insurance rates.

8                                                HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.27% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,885       9,860     44,053     10,803       9,780     44,053
     2         11,025         11,815      10,799     44,053     11,641      10,628     44,053
     3         11,576         12,827      11,823     44,053     12,551      11,551     44,053
     4         12,155         13,929      13,090     44,053     13,539      12,706     44,053
     5         12,763         15,129      14,310     44,053     14,614      13,801     44,053
     6         13,401         16,435      15,840     44,053     15,782      15,194     44,053
     7         14,071         17,856      17,292     44,053     17,054      16,496     44,053
     8         14,775         19,403      19,076     44,053     18,437      18,115     44,053
     9         15,513         21,087      20,804     44,053     19,945      19,665     44,053
    10         16,289         22,919      22,889     44,053     21,589      21,559     44,053
    11         17,103         25,115      25,085     44,053     23,574      23,544     44,053
    12         17,959         27,523      27,493     44,053     25,769      25,739     44,053
    13         18,856         30,171      30,141     44,053     28,199      28,169     44,053
    14         19,799         33,101      33,071     45,679     30,897      30,867     44,053
    15         20,789         36,337      36,307     48,691     33,898      33,868     45,423
    16         21,829         39,897      39,867     51,866     37,217      37,187     48,382
    17         22,920         43,803      43,773     56,067     40,858      40,828     52,298
    18         24,066         48,087      48,057     60,589     44,852      44,822     56,513
    19         25,270         52,786      52,786     65,454     49,233      49,203     61,049
    20         26,533         57,975      57,975     70,729     54,040      54,040     65,928

    25         33,864         92,392      92,392    107,175     86,113      86,113     99,891
    35         55,160        234,269     234,269    248,324    218,202     218,202    231,293
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                            9

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.27% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,298      9,286      44,053     10,215      9,206     44,053
     2         11,025         10,573      9,582      44,053     10,396      9,409     44,053
     3         11,576         10,857      9,887      44,053     10,572      9,607     44,053
     4         12,155         11,150     10,352      44,053     10,741      9,950     44,053
     5         12,763         11,451     10,677      44,053     10,901     10,135     44,053
     6         13,401         11,760     11,213      44,053     11,051     10,511     44,053
     7         14,071         12,080     11,559      44,053     11,188     10,674     44,053
     8         14,775         12,408     12,116      44,053     11,308     11,022     44,053
     9         15,513         12,747     12,485      44,053     11,407     11,149     44,053
    10         16,289         13,095     13,065      44,053     11,482     11,452     44,053
    11         17,103         13,563     13,533      44,053     11,623     11,593     44,053
    12         17,959         14,048     14,018      44,053     11,737     11,707     44,053
    13         18,856         14,551     14,521      44,053     11,821     11,791     44,053
    14         19,799         15,074     15,044      44,053     11,868     11,838     44,053
    15         20,789         15,616     15,586      44,053     11,871     11,841     44,053
    16         21,829         16,179     16,149      44,053     11,824     11,794     44,053
    17         22,920         16,764     16,734      44,053     11,716     11,686     44,053
    18         24,066         17,370     17,340      44,053     11,534     11,504     44,053
    19         25,270         18,000     17,970      44,053     11,264     11,234     44,053
    20         26,533         18,654     18,624      44,053     10,891     10,861     44,053

    25         33,864         22,316     22,286      44,053      6,745      6,715     44,053
    35         55,160         32,050     32,020      44,053         --         --         --
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

10                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.73% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT  SURRENDER    DEATH    ACCOUNT  SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
     1         10,500        9,711     8,734     44,053     9,628     8,659     44,053
     2         11,025        9,401     8,478     44,053     9,222     8,316     44,053
     3         11,576        9,100     8,228     44,053     8,810     7,965     44,053
     4         12,155        8,807     8,117     44,053     8,390     7,731     44,053
     5         12,763        8,523     7,876     44,053     7,962     7,355     44,053
     6         13,401        8,248     7,805     44,053     7,523     7,117     44,053
     7         14,071        7,980     7,571     44,053     7,069     6,703     44,053
     8         14,775        7,720     7,497     44,053     6,598     6,403     44,053
     9         15,513        7,468     7,270     44,053     6,104     5,937     44,053
    10         16,289        7,222     7,192     44,053     5,585     5,555     44,053
    11         17,103        7,041     7,011     44,053     5,079     5,049     44,053
    12         17,959        6,863     6,833     44,053     4,533     4,503     44,053
    13         18,856        6,688     6,658     44,053     3,946     3,916     44,053
    14         19,799        6,518     6,488     44,053     3,309     3,279     44,053
    15         20,789        6,351     6,321     44,053     2,617     2,587     44,053
    16         21,829        6,187     6,157     44,053     1,860     1,830     44,053
    17         22,920        6,027     5,997     44,053     1,027       997     44,053
    18         24,066        5,871     5,841     44,053       106        76     44,053
    19         25,270        5,717     5,687     44,053        --        --         --
    20         26,533        5,567     5,537     44,053        --        --         --

    25         33,864        4,863     4,833     44,053        --        --         --
    35         55,160        3,661     3,631     44,053        --        --         --
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           11

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12% (11.27% NET)



                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                             CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------------------------------------------------------------------------------------------
     1         10,500         10,518      9,738     44,053     10,431      9,651     44,053
     2         11,025         11,490     10,710     44,053     11,306     10,526     44,053
     3         11,576         12,555     11,775     44,053     12,262     11,482     44,053
     4         12,155         13,722     13,092     44,053     13,308     12,678     44,053
     5         12,763         15,001     14,371     44,053     14,454     13,824     44,053
     6         13,401         16,401     15,971     44,053     15,709     15,279     44,053
     7         14,071         17,936     17,506     44,053     17,085     16,655     44,053
     8         14,775         19,617     19,387     44,053     18,593     18,363     44,053
     9         15,513         21,459     21,229     44,053     20,249     20,019     44,053
    10         16,289         23,478     23,448     44,053     22,070     22,040     44,053
    11         17,103         25,727     25,697     44,053     24,112     24,082     44,053
    12         17,959         28,195     28,165     44,053     26,369     26,339     44,053
    13         18,856         30,916     30,886     44,053     28,870     28,840     44,053
    14         19,799         33,928     33,898     46,820     31,649     31,619     44,053
    15         20,789         37,245     37,215     49,908     34,734     34,704     46,543
    16         21,829         40,895     40,865     53,163     38,136     38,106     49,576
    17         22,920         44,899     44,869     57,471     41,867     41,837     53,590
    18         24,066         49,292     49,262     62,107     45,961     45,931     57,910
    19         25,270         54,109     54,109     67,095     50,451     50,451     62,559
    20         26,533         59,428     59,428     72,502     55,410     55,410     67,600

    25         33,864         94,709     94,709    109,861     88,297     88,297    102,424
    35         55,160        240,141    240,141    254,549    223,734    223,734    237,158
--------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

12                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



     ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6% (5.27% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500          9,950      9,174     44,053       9,864      9,094      44,053
     2         11,025         10,282      9,502     44,053      10,096      9,316      44,053
     3         11,576         10,627      9,847     44,053      10,327      9,547      44,053
     4         12,155         10,983     10,353     44,053      10,555      9,925      44,053
     5         12,763         11,353     10,723     44,053      10,778     10,148      44,053
     6         13,401         11,736     11,306     44,053      10,995     10,565      44,053
     7         14,071         12,134     11,704     44,053      11,203     10,773      44,053
     8         14,775         12,545     12,315     44,053      11,399     11,169      44,053
     9         15,513         12,972     12,742     44,053      11,579     11,349      44,053
    10         16,289         13,414     13,384     44,053      11,740     11,710      44,053
    11         17,103         13,894     13,864     44,053      11,895     11,865      44,053
    12         17,959         14,391     14,361     44,053      12,024     11,994      44,053
    13         18,856         14,908     14,878     44,053      12,124     12,094      44,053
    14         19,799         15,444     15,414     44,053      12,189     12,159      44,053
    15         20,789         16,000     15,970     44,053      12,212     12,182      44,053
    16         21,829         16,578     16,548     44,053      12,186     12,156      44,053
    17         22,920         17,178     17,148     44,053      12,101     12,071      44,053
    18         24,066         17,800     17,770     44,053      11,945     11,915      44,053
    19         25,270         18,447     18,417     44,053      11,703     11,673      44,053
    20         26,533         19,117     19,087     44,053      11,361     11,331      44,053

    25         33,864         22,875     22,845     44,053       7,440      7,410      44,053
    35         55,160         32,862     32,832     44,053          --         --          --
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           13

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 45 MALE PREFERRED
                          INITIAL FACE AMOUNT: $44,053



    ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0% (-0.73% NET)



                                  CURRENT CHARGES*            GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------
  END OF     ACCUMULATED               CASH                          CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT  SURRENDER   DEATH    ACCOUNT  SURRENDER   DEATH
   YEAR        PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT
--------------------------------------------------------------------------------------
     1         10,500        9,383     8,650     44,053    9,297     8,569     44,053
     2         11,025        9,142     8,426     44,053    8,955     8,253     44,053
     3         11,576        8,906     8,208     44,053    8,604     7,929     44,053
     4         12,155        8,676     8,125     44,053    8,243     7,718     44,053
     5         12,763        8,451     7,914     44,053    7,869     7,367     44,053
     6         13,401        8,230     7,871     44,053    7,480     7,151     44,053
     7         14,071        8,015     7,665     44,053    7,074     6,761     44,053
     8         14,775        7,805     7,619     44,053    6,647     6,484     44,053
     9         15,513        7,599     7,417     44,053    6,195     6,041     44,053
    10         16,289        7,398     7,368     44,053    5,713     5,683     44,053
    11         17,103        7,213     7,183     44,053    5,206     5,176     44,053
    12         17,959        7,031     7,001     44,053    4,660     4,630     44,053
    13         18,856        6,853     6,823     44,053    4,072     4,042     44,053
    14         19,799        6,679     6,649     44,053    3,435     3,405     44,053
    15         20,789        6,509     6,479     44,053    2,743     2,713     44,053
    16         21,829        6,342     6,312     44,053    1,986     1,956     44,053
    17         22,920        6,179     6,149     44,053    1,154     1,124     44,053
    18         24,066        6,019     5,989     44,053      233       203     44,053
    19         25,270        5,863     5,833     44,053       --        --         --
    20         26,533        5,709     5,679     44,053       --        --         --

    25         33,864        4,991     4,961     44,053       --        --         --
    35         55,160        3,764     3,734     44,053       --        --         --
--------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

14                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.27% NET)



                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                             CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------------------------------------------------------------------------------------------
     1         10,500         10,885      9,860     34,014     10,758      9,736     34,014
     2         11,025         11,815     10,799     34,014     11,547     10,536     34,014
     3         11,576         12,827     11,823     34,014     12,407     11,409     34,014
     4         12,155         13,929     13,090     34,014     13,344     12,514     34,014
     5         12,763         15,129     14,310     34,014     14,368     13,558     34,014
     6         13,401         16,435     15,840     34,014     15,485     14,900     34,014
     7         14,071         17,856     17,292     34,014     16,706     16,150     34,014
     8         14,775         19,403     19,076     34,014     18,038     17,718     34,014
     9         15,513         21,087     20,804     34,014     19,495     19,216     34,014
    10         16,289         22,919     22,889     34,014     21,091     21,061     34,014
    11         17,103         25,115     25,085     34,014     23,032     23,002     34,014
    12         17,959         27,542     27,512     34,014     25,195     25,165     34,014
    13         18,856         30,257     30,227     35,703     27,616     27,586     34,014
    14         19,799         33,250     33,220     38,902     30,331     30,301     35,486
    15         20,789         36,539     36,509     42,385     33,328     33,298     38,660
    16         21,829         40,152     40,122     46,174     36,620     36,590     42,113
    17         22,920         44,132     44,102     49,869     40,248     40,218     45,480
    18         24,066         48,521     48,491     53,858     44,248     44,218     49,114
    19         25,270         53,366     53,366     58,169     48,663     48,633     53,042
    20         26,533         58,704     58,704     63,987     53,497     53,497     58,311

    25         33,864         94,437     94,437    100,103     86,061     86,061     91,224
    35         55,160        240,127    240,127    252,133    215,604    215,604    226,384
--------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           15

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.27% NET)



                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                             CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER   DEATH     ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR       VALUE       VALUE    BENEFIT     VALUE       VALUE    BENEFIT
--------------------------------------------------------------------------------------------
     1         10,500         10,298      9,286     34,014     10,171      9,162     34,014
     2         11,025         10,573      9,582     34,014     10,304      9,318     34,014
     3         11,576         10,857      9,887     34,014     10,429      9,466     34,014
     4         12,155         11,150     10,352     34,014     10,547      9,758     34,014
     5         12,763         11,451     10,677     34,014     10,654      9,891     34,014
     6         13,401         11,760     11,213     34,014     10,749     10,212     34,014
     7         14,071         12,080     11,559     34,014     10,826     10,315     34,014
     8         14,775         12,408     12,116     34,014     10,880     10,596     34,014
     9         15,513         12,747     12,485     34,014     10,903     10,646     34,014
    10         16,289         13,095     13,065     34,014     10,889     10,859     34,014
    11         17,103         13,563     13,533     34,014     10,924     10,894     34,014
    12         17,959         14,048     14,018     34,014     10,918     10,888     34,014
    13         18,856         14,551     14,521     34,014     10,868     10,838     34,014
    14         19,799         15,074     15,044     34,014     10,770     10,740     34,014
    15         20,789         15,616     15,586     34,014     10,615     10,585     34,014
    16         21,829         16,179     16,149     34,014     10,389     10,359     34,014
    17         22,920         16,764     16,734     34,014     10,073     10,043     34,014
    18         24,066         17,370     17,340     34,014      9,640      9,610     34,014
    19         25,270         18,000     17,970     34,014      9,059      9,029     34,014
    20         26,533         18,654     18,624     34,014      8,295      8,265     34,014

    25         33,864         22,316     22,286     34,014         --         --         --
    35         55,160         32,050     32,020     34,014         --         --         --
--------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

16                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.73% NET)



                                  CURRENT CHARGES*            GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------
  END OF     ACCUMULATED               CASH                          CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT  SURRENDER   DEATH    ACCOUNT  SURRENDER   DEATH
   YEAR        PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT
--------------------------------------------------------------------------------------
     1         10,500        9,711     8,734     34,014    9,584     8,619     34,014
     2         11,025        9,401     8,478     34,014    9,130     8,233     34,014
     3         11,576        9,100     8,228     34,014    8,669     7,837     34,014
     4         12,155        8,807     8,117     34,014    8,200     7,555     34,014
     5         12,763        8,523     7,876     34,014    7,720     7,131     34,014
     6         13,401        8,248     7,805     34,014    7,227     6,836     34,014
     7         14,071        7,980     7,571     34,014    6,715     6,366     34,014
     8         14,775        7,720     7,497     34,014    6,176     5,992     34,014
     9         15,513        7,468     7,270     34,014    5,604     5,448     34,014
    10         16,289        7,222     7,192     34,014    4,990     4,960     34,014
    11         17,103        7,041     7,011     34,014    4,368     4,338     34,014
    12         17,959        6,863     6,833     34,014    3,691     3,661     34,014
    13         18,856        6,688     6,658     34,014    2,956     2,926     34,014
    14         19,799        6,518     6,488     34,014    2,156     2,126     34,014
    15         20,789        6,351     6,321     34,014    1,282     1,252     34,014
    16         21,829        6,187     6,157     34,014      316       286     34,014
    17         22,920        6,027     5,997     34,014       --        --         --
    18         24,066        5,871     5,841     34,014       --        --         --
    19         25,270        5,717     5,687     34,014       --        --         --
    20         26,533        5,567     5,537     34,014       --        --         --

    25         33,864        4,863     4,833     34,014       --        --         --
    35         55,160        3,661     3,631     34,014       --        --         --
--------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           17

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.27% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,518       9,738     34,014     10,384       9,604     34,014
     2         11,025         11,490      10,710     34,014     11,208      10,428     34,014
     3         11,576         12,555      11,775     34,014     12,112      11,332     34,014
     4         12,155         13,722      13,092     34,014     13,104      12,474     34,014
     5         12,763         15,001      14,371     34,014     14,195      13,565     34,014
     6         13,401         16,401      15,971     34,014     15,395      14,965     34,014
     7         14,071         17,936      17,506     34,014     16,715      16,285     34,014
     8         14,775         19,617      19,387     34,014     18,169      17,939     34,014
     9         15,513         21,459      21,229     34,014     19,770      19,540     34,014
    10         16,289         23,478      23,448     34,014     21,538      21,508     34,014
    11         17,103         25,730      25,700     34,014     23,535      23,505     34,014
    12         17,959         28,233      28,203     34,014     25,761      25,731     34,014
    13         18,856         31,025      30,995     36,609     28,255      28,225     34,014
    14         19,799         34,095      34,065     39,890     31,043      31,013     36,320
    15         20,789         37,468      37,438     43,462     34,111      34,081     39,568
    16         21,829         41,173      41,143     47,349     37,482      37,452     43,103
    17         22,920         45,256      45,226     51,139     41,196      41,166     46,550
    18         24,066         49,758      49,728     55,231     45,290      45,260     50,272
    19         25,270         54,727      54,727     59,652     49,810      49,780     54,293
    20         26,533         60,201      60,201     65,618     54,759      54,759     59,687

    25         33,864         96,845      96,845    102,655     88,091      88,091     93,376
    35         55,160        246,250     246,250    258,561    220,691     220,691    231,725
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

18                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.27% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED                CASH                           CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT   SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE      VALUE    BENEFIT
----------------------------------------------------------------------------------------
     1         10,500         9,950      9,174    34,014     9,817      9,051    34,014
     2         11,025        10,282      9,502    34,014    10,000      9,220    34,014
     3         11,576        10,627      9,847    34,014    10,179      9,399    34,014
     4         12,155        10,983     10,353    34,014    10,353      9,723    34,014
     5         12,763        11,353     10,723    34,014    10,521      9,891    34,014
     6         13,401        11,736     11,306    34,014    10,680     10,250    34,014
     7         14,071        12,134     11,704    34,014    10,825     10,395    34,014
     8         14,775        12,545     12,315    34,014    10,951     10,721    34,014
     9         15,513        12,972     12,742    34,014    11,051     10,821    34,014
    10         16,289        13,414     13,384    34,014    11,120     11,090    34,014
    11         17,103        13,894     13,864    34,014    11,169     11,139    34,014
    12         17,959        14,391     14,361    34,014    11,179     11,149    34,014
    13         18,856        14,908     14,878    34,014    11,147     11,117    34,014
    14         19,799        15,444     15,414    34,014    11,069     11,039    34,014
    15         20,789        16,000     15,970    34,014    10,935     10,905    34,014
    16         21,829        16,578     16,548    34,014    10,733     10,703    34,014
    17         22,920        17,178     17,148    34,014    10,443     10,413    34,014
    18         24,066        17,800     17,770    34,014    10,040     10,010    34,014
    19         25,270        18,447     18,417    34,014     9,494      9,464    34,014
    20         26,533        19,117     19,087    34,014     8,769      8,739    34,014
    25         33,864        22,875     22,845    34,014       770        740    34,014
    35         55,160        32,862     32,832    34,504        --         --        --
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           19

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                         ISSUE AGE: 55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $34,014



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.73% NET)



                                  CURRENT CHARGES*            GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------
  END OF     ACCUMULATED               CASH                          CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT  SURRENDER   DEATH    ACCOUNT  SURRENDER   DEATH
   YEAR        PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT
--------------------------------------------------------------------------------------
     1         10,500        9,383     8,650     34,014    9,251     8,527     34,014
     2         11,025        9,142     8,426     34,014    8,860     8,166     34,014
     3         11,576        8,906     8,208     34,014    8,459     7,794     34,014
     4         12,155        8,676     8,125     34,014    8,046     7,533     34,014
     5         12,763        8,451     7,914     34,014    7,619     7,131     34,014
     6         13,401        8,230     7,871     34,014    7,174     6,857     34,014
     7         14,071        8,015     7,665     34,014    6,707     6,409     34,014
     8         14,775        7,805     7,619     34,014    6,211     6,057     34,014
     9         15,513        7,599     7,417     34,014    5,676     5,533     34,014
    10         16,289        7,398     7,368     34,014    5,097     5,067     34,014
    11         17,103        7,213     7,183     34,014    4,476     4,446     34,014
    12         17,959        7,031     7,001     34,014    3,799     3,769     34,014
    13         18,856        6,853     6,823     34,014    3,064     3,034     34,014
    14         19,799        6,679     6,649     34,014    2,265     2,235     34,014
    15         20,789        6,509     6,479     34,014    1,392     1,362     34,014
    16         21,829        6,342     6,312     34,014      429       399     34,014
    17         22,920        6,179     6,149     34,014       --        --         --
    18         24,066        6,019     5,989     34,014       --        --         --
    19         25,270        5,863     5,833     34,014       --        --         --
    20         26,533        5,709     5,679     34,014       --        --         --

    25         33,864        4,991     4,961     34,014       --        --         --
    35         55,160        3,764     3,734     34,014       --        --         --
--------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

20                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.27% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,885       9,860     20,001     10,672       9,652     20,001
     2         11,025         11,815      10,799     20,001     11,366      10,359     20,001
     3         11,576         12,827      11,823     20,001     12,122      11,130     20,001
     4         12,155         13,929      13,090     20,001     12,952      12,127     20,001
     5         12,763         15,129      14,310     20,001     13,868      13,064     20,001
     6         13,401         16,435      15,840     20,001     14,887      14,308     20,001
     7         14,071         17,856      17,292     20,177     16,031      15,481     20,001
     8         14,775         19,408      19,081     21,543     17,328      17,012     20,001
     9         15,513         21,111      20,828     23,010     18,814      18,537     20,507
    10         16,289         22,951      22,921     25,016     20,450      20,420     22,290
    11         17,103         25,157      25,127     27,169     22,413      22,383     24,205
    2          17,959         27,585      27,555     29,515     24,572      24,542     26,292
    13         18,856         30,233      30,203     32,349     26,926      26,896     28,811
    14         19,799         33,152      33,122     35,140     29,522      29,492     31,293
    15         20,789         36,342      36,312     38,522     32,352      32,322     34,293
    16         21,829         39,857      39,827     41,850     35,478      35,448     37,252
    17         22,920         43,699      43,669     45,884     38,887      38,857     40,830
    18         24,066         47,915      47,885     50,310     42,598      42,568     44,727
    19         25,270         52,540      52,540     55,167     46,632      46,602     48,963
    20         26,533         57,649      57,649     60,530     51,010      51,010     53,560

    25         33,864         91,677      91,677     96,260     79,130      79,130     83,086
    35         55,160        232,039     232,039    234,359    194,188     194,188    196,129
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           21

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.27% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED                CASH                           CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT   SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE      VALUE    BENEFIT
----------------------------------------------------------------------------------------
     1         10,500        10,298      9,286    20,001    10,082      9,075    20,001
     2         11,025        10,573      9,582    20,001    10,107      9,125    20,001
     3         11,576        10,857      9,887    20,001    10,101      9,145    20,001
     4         12,155        11,150     10,352    20,001    10,060      9,279    20,001
     5         12,763        11,451     10,677    20,001     9,975      9,222    20,001
     6         13,401        11,760     11,213    20,001     9,838      9,316    20,001
     7         14,071        12,080     11,559    20,001     9,637      9,149    20,001
     8         14,775        12,408     12,116    20,001     9,355      9,091    20,001
     9         15,513        12,747     12,485    20,001     8,973      8,741    20,001
    10         16,289        13,095     13,065    20,001     8,467      8,437    20,001
    11         17,103        13,563     13,533    20,001     7,880      7,850    20,001
    12         17,959        14,048     14,018    20,001     7,111      7,081    20,001
    13         18,856        14,551     14,521    20,001     6,117      6,087    20,001
    14         19,799        15,074     15,044    20,001     4,842      4,812    20,001
    15         20,789        15,616     15,586    20,001     3,205      3,175    20,001
    16         21,829        16,179     16,149    20,001     1,093      1,063    20,001
    17         22,920        16,764     16,734    20,001        --         --        --
    18         24,066        17,370     17,340    20,001        --         --        --
    19         25,270        18,000     17,970    20,001        --         --        --
    20         26,533        18,654     18,624    20,001        --         --        --

    25         33,864        22,316     22,286    23,431        --         --        --
    35         55,160        32,077     32,047    32,397        --         --        --
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

22                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.73% NET)



                                  CURRENT CHARGES*            GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------
  END OF     ACCUMULATED               CASH                          CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT  SURRENDER   DEATH    ACCOUNT  SURRENDER   DEATH
   YEAR        PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT
--------------------------------------------------------------------------------------
     1         10,500        9,711     8,734     20,001    9,493     8,537     20,001
     2         11,025        9,401     8,478     20,001    8,921     8,043     20,001
     3         11,576        9,100     8,228     20,001    8,308     7,510     20,001
     4         12,155        8,807     8,117     20,001    7,647     7,043     20,001
     5         12,763        8,523     7,876     20,001    6,927     6,395     20,001
     6         13,401        8,248     7,805     20,001    6,135     5,799     20,001
     7         14,071        7,980     7,571     20,001    5,254     4,975     20,001
     8         14,775        7,720     7,497     20,001    4,261     4,124     20,001
     9         15,513        7,468     7,270     20,001    3,127     3,027     20,001
    10         16,289        7,222     7,192     20,001    1,822     1,792     20,001
    11         17,103        7,041     7,011     20,001      317       287     20,001
    12         17,959        6,863     6,833     20,001       --        --         --
    13         18,856        6,688     6,658     20,001       --        --         --
    14         19,799        6,518     6,488     20,001       --        --         --
    15         20,789        6,351     6,321     20,001       --        --         --
    16         21,829        6,187     6,157     20,001       --        --         --
    17         22,920        6,027     5,997     20,001       --        --         --
    18         24,066        5,871     5,841     20,001       --        --         --
    19         25,270        5,717     5,687     20,001       --        --         --
    20         26,533        5,567     5,537     20,001       --        --         --

    25         33,864        4,863     4,833     20,001       --        --         --
    35         55,160        3,661     3,631     20,001       --        --         --
--------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           23

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.27% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,518       9,738     20,001     10,290       9,510     20,001
     2         11,025         11,490      10,710     20,001     11,008      10,228     20,001
     3         11,576         12,555      11,775     20,001     11,795      11,015     20,001
     4         12,155         13,722      13,092     20,001     12,664      12,034     20,001
     5         12,763         15,001      14,371     20,001     13,631      13,001     20,001
     6         13,401         16,401      15,971     20,001     14,714      14,284     20,001
     7         14,071         17,936      17,506     20,267     15,938      15,508     20,001
     8         14,775         19,623      19,393     21,781     17,337      17,107     20,001
     9         15,513         21,484      21,254     23,418     18,949      18,719     20,654
    10         16,289         23,510      23,480     25,626     20,732      20,702     22,597
    11         17,103         25,771      25,741     27,832     22,722      22,692     24,539
    12         17,959         28,259      28,229     30,236     24,911      24,881     26,654
    13         18,856         30,973      30,943     33,141     27,298      27,268     29,209
    14         19,799         33,964      33,934     36,001     29,930      29,900     31,725
    15         20,789         37,233      37,203     39,466     32,800      32,770     34,767
    16         21,829         40,835      40,805     42,876     35,970      35,940     37,768
    17         22,920         44,772      44,742     47,010     39,426      39,396     41,397
    18         24,066         49,092      49,062     51,546     43,189      43,159     45,348
    19         25,270         53,832      53,832     56,523     47,279      47,249     49,642
    20         26,533         59,066      59,066     62,019     51,719      51,719     54,304

    25         33,864         93,931      93,931     98,627     80,230      80,230     84,241
    35         55,160        237,744     237,744    240,121    196,886     196,886    198,854
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

24                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.27% NET)



                                   CURRENT CHARGES*              GUARANTEED CHARGES**
               PREMIUMS     --------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                          CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER   DEATH    ACCOUNT  SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE    BENEFIT    VALUE     VALUE     BENEFIT
------------------------------------------------------------------------------------------
     1         10,500          9,950      9,174     20,001    9,721     8,962     20,001
     2         11,025         10,282      9,502     20,001    9,786     9,022     20,001
     3         11,576         10,627      9,847     20,001    9,823     9,057     20,001
     4         12,155         10,983     10,353     20,001    9,827     9,207     20,001
     5         12,763         11,353     10,723     20,001    9,790     9,172     20,001
     6         13,401         11,736     11,306     20,001    9,703     9,285     20,001
     7         14,071         12,134     11,704     20,001    9,555     9,143     20,001
     8         14,775         12,545     12,315     20,001    9,330     9,113     20,001
     9         15,513         12,972     12,742     20,001    9,007     8,797     20,001
    10         16,289         13,414     13,384     20,001    8,566     8,536     20,001
    11         17,103         13,894     13,864     20,001    7,991     7,961     20,001
    12         17,959         14,391     14,361     20,001    7,238     7,208     20,001
    13         18,856         14,908     14,878     20,001    6,263     6,233     20,001
    14         19,799         15,444     15,414     20,001    5,011     4,981     20,001
    15         20,789         16,000     15,970     20,001    3,402     3,372     20,001
    16         21,829         16,578     16,548     20,001    1,325     1,295     20,001
    17         22,920         17,178     17,148     20,001       --        --         --
    18         24,066         17,800     17,770     20,001       --        --         --
    19         25,270         18,447     18,417     20,001       --        --         --
    20         26,533         19,117     19,087     20,073       --        --         --

    25         33,864         22,875     22,845     24,018       --        --         --
    35         55,160         32,889     32,859     33,217       --        --         --
------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           25

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                               SINGLE LIFE OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                          ISSUE AGE: 65 MALE PREFERRED
                          INITIAL FACE AMOUNT: $20,001



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.73% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED               CASH                           CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT  SURRENDER    DEATH    ACCOUNT  SURRENDER    DEATH
   YEAR        PER YEAR      VALUE     VALUE     BENEFIT    VALUE     VALUE     BENEFIT
----------------------------------------------------------------------------------------
     1         10,500        9,383     8,650     20,001     9,152     8,435     20,001
     2         11,025        9,142     8,426     20,001     8,635     7,958     20,001
     3         11,576        8,906     8,208     20,001     8,074     7,438     20,001
     4         12,155        8,676     8,125     20,001     7,460     6,983     20,001
     5         12,763        8,451     7,914     20,001     6,784     6,347     20,001
     6         13,401        8,230     7,871     20,001     6,031     5,760     20,001
     7         14,071        8,015     7,665     20,001     5,184     4,947     20,001
     8         14,775        7,805     7,619     20,001     4,219     4,105     20,001
     9         15,513        7,599     7,417     20,001     3,109     3,017     20,001
    10         16,289        7,398     7,368     20,001     1,819     1,789     20,001
    11         17,103        7,213     7,183     20,001       314       284     20,001
    12         17,959        7,031     7,001     20,001        --        --         --
    13         18,856        6,853     6,823     20,001        --        --         --
    14         19,799        6,679     6,649     20,001        --        --         --
    15         20,789        6,509     6,479     20,001        --        --         --
    16         21,829        6,342     6,312     20,001        --        --         --
    17         22,920        6,179     6,149     20,001        --        --         --
    18         24,066        6,019     5,989     20,001        --        --         --
    19         25,270        5,863     5,833     20,001        --        --         --
    20         26,533        5,709     5,679     20,001        --        --         --

    25         33,864        4,991     4,961     20,001        --        --         --
    35         55,160        3,764     3,734     20,001        --        --         --
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

26                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.27% NET)



                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                             CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------------------------------------------------------------------------------------------
     1         10,500         10,953      9,926     45,872     10,953      9,926     45,872
     2         11,025         11,957     10,938     45,872     11,957     10,938     45,872
     3         11,576         13,049     12,041     45,872     13,049     12,041     45,872
     4         12,155         14,237     13,393     45,872     14,237     13,393     45,872
     5         12,763         15,528     14,704     45,872     15,528     14,704     45,872
     6         13,401         16,932     16,333     45,872     16,932     16,333     45,872
     7         14,071         18,458     17,890     45,872     18,458     17,890     45,872
     8         14,775         20,116     19,785     45,872     20,116     19,785     45,872
     9         15,513         21,917     21,632     45,872     21,917     21,632     45,872
    10         16,289         23,874     23,844     45,872     23,874     23,844     45,872
    11         17,103         26,212     26,182     45,872     26,212     26,182     45,872
    12         17,959         28,783     28,753     45,872     28,783     28,753     45,872
    13         18,856         31,617     31,587     45,872     31,616     31,586     45,872
    14         19,799         34,748     34,718     45,872     34,747     34,717     45,872
    15         20,789         38,220     38,190     45,872     38,219     38,189     45,872
    16         21,829         42,076     42,046     48,387     42,076     42,046     48,387
    17         22,920         46,331     46,301     52,353     46,330     46,300     52,353
    18         24,066         51,016     51,016     56,627     51,016     51,016     56,627
    19         25,270         56,214     56,214     61,272     56,213     56,213     61,272
    20         26,533         61,913     61,913     67,484     61,912     61,912     67,484

    25         33,864        100,011    100,011    106,011    100,011    100,011    106,011
    35         55,160        257,190    257,190    270,049    250,799    250,799    263,338
--------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           27

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.27% NET)



                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ---------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                             CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER   DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT     VALUE      VALUE    BENEFIT
-------------------------------------------------------------------------------------------
     1         10,500        10,362      9,349     45,872     10,362      9,349     45,872
     2         11,025        10,699      9,705     45,872     10,699      9,705     45,872
     3         11,576        11,041     10,068     45,872     11,041     10,068     45,872
     4         12,155        11,385     10,584     45,872     11,385     10,584     45,872
     5         12,763        11,731     10,954     45,872     11,731     10,954     45,872
     6         13,401        12,075     11,524     45,872     12,075     11,524     45,872
     7         14,071        12,422     11,899     45,872     12,416     11,893     45,872
     8         14,775        12,780     12,487     45,872     12,749     12,455     45,872
     9         15,513        13,150     12,887     45,872     13,069     12,807     45,872
    10         16,289        13,531     13,501     45,872     13,372     13,342     45,872
    11         17,103        14,036     14,006     45,872     13,760     13,730     45,872
    12         17,959        14,560     14,530     45,872     14,125     14,095     45,872
    13         18,856        15,106     15,076     45,872     14,459     14,429     45,872
    14         19,799        15,673     15,643     45,872     14,755     14,725     45,872
    15         20,789        16,263     16,233     45,872     15,003     14,973     45,872
    16         21,829        16,876     16,846     45,872     15,189     15,159     45,872
    17         22,920        17,513     17,483     45,872     15,294     15,264     45,872
    18         24,066        18,176     18,146     45,872     15,293     15,263     45,872
    19         25,270        18,865     18,835     45,872     15,156     15,126     45,872
    20         26,533        19,581     19,551     45,872     14,847     14,817     45,872

    25         33,864        23,610     23,580     45,872      8,933      8,903     45,872
    35         55,160        34,446     34,416     45,872         --         --     45,872
-------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

28                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.73% NET)



                                  CURRENT CHARGES*            GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------
  END OF     ACCUMULATED               CASH                          CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT  SURRENDER   DEATH    ACCOUNT  SURRENDER   DEATH
   YEAR        PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT
--------------------------------------------------------------------------------------
     1         10,500        9,771     8,789     45,872    9,771     8,789     45,872
     2         11,025        9,512     8,578     45,872    9,512     8,578     45,872
     3         11,576        9,249     8,364     45,872    9,249     8,364     45,872
     4         12,155        8,983     8,279     45,872    8,983     8,279     45,872
     5         12,763        8,710     8,049     45,872    8,710     8,049     45,872
     6         13,401        8,442     7,990     45,872    8,428     7,977     45,872
     7         14,071        8,181     7,762     45,872    8,134     7,718     45,872
     8         14,775        7,927     7,699     45,872    7,823     7,598     45,872
     9         15,513        7,680     7,477     45,872    7,490     7,291     45,872
    10         16,289        7,440     7,410     45,872    7,127     7,097     45,872
    11         17,103        7,264     7,234     45,872    6,783     6,753     45,872
    12         17,959        7,092     7,062     45,872    6,390     6,360     45,872
    13         18,856        6,924     6,894     45,872    5,942     5,912     45,872
    14         19,799        6,758     6,728     45,872    5,426     5,396     45,872
    15         20,789        6,596     6,566     45,872    4,830     4,800     45,872
    16         21,829        6,437     6,407     45,872    4,137     4,107     45,872
    17         22,920        6,281     6,251     45,872    3,321     3,291     45,872
    18         24,066        6,128     6,098     45,872    2,350     2,320     45,872
    19         25,270        5,979     5,949     45,872    1,185     1,155     45,872
    20         26,533        5,832     5,802     45,872       --        --         --

    25         33,864        5,140     5,110     45,872       --        --         --
    35         55,160        3,945     3,915     45,872       --        --         --
--------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           29

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.27% NET)



                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------------
  END OF     ACCUMULATED                 CASH                             CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT   SURRENDER    DEATH     ACCOUNT   SURRENDER    DEATH
   YEAR        PER YEAR       VALUE      VALUE     BENEFIT     VALUE      VALUE     BENEFIT
--------------------------------------------------------------------------------------------
     1         10,500         10,583      9,803     45,872     10,583      9,803     45,872
     2         11,025         11,627     10,847     45,872     11,627     10,847     45,872
     3         11,576         12,771     11,991     45,872     12,771     11,991     45,872
     4         12,155         14,023     13,393     45,872     14,023     13,393     45,872
     5         12,763         15,394     14,764     45,872     15,394     14,764     45,872
     6         13,401         16,894     16,464     45,872     16,894     16,464     45,872
     7         14,071         18,537     18,107     45,872     18,537     18,107     45,872
     8         14,775         20,335     20,105     45,872     20,335     20,105     45,872
     9         15,513         22,303     22,073     45,872     22,303     22,073     45,872
    10         16,289         24,458     24,428     45,872     24,458     24,428     45,872
    11         17,103         26,861     26,831     45,872     26,861     26,831     45,872
    12         17,959         29,504     29,474     45,872     29,504     29,474     45,872
    13         18,856         32,419     32,389     45,872     32,419     32,389     45,872
    14         19,799         35,643     35,613     45,872     35,643     35,613     45,872
    15         20,789         39,220     39,190     45,872     39,220     39,190     45,872
    16         21,829         43,185     43,155     49,663     43,185     43,155     49,663
    17         22,920         47,553     47,523     53,734     47,553     47,523     53,734
    18         24,066         52,363     52,363     58,122     52,363     52,363     58,122
    19         25,270         57,697     57,697     62,890     57,697     57,697     62,890
    20         26,533         63,547     63,547     69,265     63,547     63,547     69,265

    25         33,864        102,651    102,651    108,809    102,651    102,651    108,809
    35         55,160        263,978    263,978    277,176    257,419    257,419    270,290
--------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

30                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.27% NET)



                                   CURRENT CHARGES*               GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                             CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER   DEATH     ACCOUNT    SURRENDER   DEATH
   YEAR        PER YEAR       VALUE       VALUE    BENEFIT     VALUE       VALUE    BENEFIT
--------------------------------------------------------------------------------------------
     1         10,500         10,012      9,232     45,872     10,012      9,232     45,872
     2         11,025         10,404      9,624     45,872     10,404      9,624     45,872
     3         11,576         10,805     10,025     45,872     10,805     10,025     45,872
     4         12,155         11,213     10,583     45,872     11,213     10,583     45,872
     5         12,763         11,628     10,998     45,872     11,628     10,998     45,872
     6         13,401         12,047     11,617     45,872     12,047     11,617     45,872
     7         14,071         12,474     12,044     45,872     12,468     12,038     45,872
     8         14,775         12,918     12,688     45,872     12,887     12,657     45,872
     9         15,513         13,378     13,148     45,872     13,300     13,070     45,872
    10         16,289         13,856     13,826     45,872     13,701     13,671     45,872
    11         17,103         14,374     14,344     45,872     14,106     14,076     45,872
    12         17,959         14,912     14,882     45,872     14,489     14,459     45,872
    13         18,856         15,472     15,442     45,872     14,842     14,812     45,872
    14         19,799         16,054     16,024     45,872     15,160     15,130     45,872
    15         20,789         16,658     16,628     45,872     15,431     15,401     45,872
    16         21,829         17,287     17,257     45,872     15,643     15,613     45,872
    17         22,920         17,941     17,911     45,872     15,776     15,746     45,872
    18         24,066         18,620     18,590     45,872     15,807     15,777     45,872
    19         25,270         19,327     19,297     45,872     15,707     15,677     45,872
    20         26,533         20,061     20,031     45,872     15,441     15,411     45,872

    25         33,864         24,193     24,163     45,872      9,885      9,855     45,872
    35         55,160         35,306     35,276     45,872         --         --     45,872
--------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           31

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 55 MALE PREFERRED/55 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $45,872



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.73% NET)



                                  CURRENT CHARGES*            GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------
  END OF     ACCUMULATED               CASH                          CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT  SURRENDER   DEATH    ACCOUNT  SURRENDER   DEATH
   YEAR        PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT
--------------------------------------------------------------------------------------
     1         10,500        9,442     8,703     45,872    9,442     8,703     45,872
     2         11,025        9,249     8,526     45,872    9,249     8,526     45,872
     3         11,576        9,052     8,343     45,872    9,052     8,343     45,872
     4         12,155        8,847     8,286     45,872    8,847     8,286     45,872
     5         12,763        8,633     8,085     45,872    8,633     8,085     45,872
     6         13,401        8,422     8,055     45,872    8,408     8,042     45,872
     7         14,071        8,215     7,856     45,872    8,168     7,811     45,872
     8         14,775        8,012     7,822     45,872    7,908     7,720     45,872
     9         15,513        7,813     7,627     45,872    7,622     7,440     45,872
    10         16,289        7,619     7,589     45,872    7,305     7,275     45,872
    11         17,103        7,440     7,410     45,872    6,959     6,929     45,872
    12         17,959        7,264     7,234     45,872    6,566     6,536     45,872
    13         18,856        7,092     7,062     45,872    6,116     6,086     45,872
    14         19,799        6,924     6,894     45,872    5,599     5,569     45,872
    15         20,789        6,758     6,728     45,872    5,003     4,973     45,872
    16         21,829        6,596     6,566     45,872    4,309     4,279     45,872
    17         22,920        6,437     6,407     45,872    3,494     3,464     45,872
    18         24,066        6,281     6,251     45,872    2,525     2,495     45,872
    19         25,270        6,128     6,098     45,872    1,361     1,331     45,872
    20         26,533        5,979     5,949     45,872       --        --         --

    25         33,864        5,273     5,243     45,872       --        --         --
    35         55,160        4,054     4,024     45,872       --        --         --
--------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.27% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,946       9,920     28,491     10,946       9,920     28,491
     2         11,025         11,930      10,911     28,491     11,930      10,911     28,491
     3         11,576         12,986      11,978     28,491     12,986      11,978     28,491
     4         12,155         14,123      13,281     28,491     14,120      13,278     28,491
     5         12,763         15,363      14,541     28,491     15,339      14,517     28,491
     6         13,401         16,715      16,117     28,491     16,652      16,056     28,491
     7         14,071         18,188      17,621     28,491     18,070      17,505     28,491
     8         14,775         19,794      19,465     28,491     19,606      19,278     28,491
     9         15,513         21,545      21,261     28,491     21,279      20,996     28,491
    10         16,289         23,453      23,423     28,491     23,113      23,083     28,491
    11         17,103         25,749      25,719     28,491     25,349      25,319     28,491
    12         17,959         28,320      28,290     30,302     27,871      27,841     29,822
    13         18,856         31,145      31,115     33,325     30,651      30,621     32,796
    14         19,799         34,253      34,223     36,308     33,709      33,679     35,731
    15         20,789         37,654      37,624     39,913     37,055      37,025     39,278
    16         21,829         41,400      41,370     43,469     40,741      40,711     42,778
    17         22,920         45,494      45,464     47,768     44,770      44,740     47,008
    18         24,066         49,962      49,932     52,460     49,166      49,136     51,624
    19         25,270         54,869      54,869     57,612     53,957      53,957     56,654
    20         26,533         60,294      60,294     63,308     59,200      59,200     62,159

    25         33,864         96,607      96,607    101,437     92,775      92,775     97,413
    35         55,160        248,012     248,012    250,492    228,729     228,729    231,016
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           33

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.27% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED                CASH                           CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT   SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE      VALUE    BENEFIT
----------------------------------------------------------------------------------------
     1         10,500        10,356      9,343    28,491    10,356      9,343    28,491
     2         11,025        10,672      9,679    28,491    10,672      9,679    28,491
     3         11,576        10,976     10,004    28,491    10,976     10,004    28,491
     4         12,155        11,289     10,489    28,491    11,262     10,463    28,491
     5         12,763        11,611     10,836    28,491    11,525     10,751    28,491
     6         13,401        11,944     11,395    28,491    11,759     11,211    28,491
     7         14,071        12,287     11,765    28,491    11,954     11,435    28,491
     8         14,775        12,641     12,348    28,491    12,100     11,810    28,491
     9         15,513        13,006     12,743    28,491    12,183     11,922    28,491
    10         16,289        13,382     13,352    28,491    12,184     12,154    28,491
    11         17,103        13,881     13,851    28,491    12,186     12,156    28,491
    12         17,959        14,400     14,370    28,491    12,074     12,044    28,491
    13         18,856        14,939     14,909    28,491    11,823     11,793    28,491
    14         19,799        15,500     15,470    28,491    11,401     11,371    28,491
    15         20,789        16,083     16,053    28,491    10,766     10,736    28,491
    16         21,829        16,689     16,659    28,491     9,859      9,829    28,491
    17         22,920        17,318     17,288    28,491     8,596      8,566    28,491
    18         24,066        17,973     17,943    28,491     6,858      6,828    28,491
    19         25,270        18,654     18,624    28,491     4,482      4,452    28,491
    20         26,533        19,362     19,332    28,491     1,239      1,209    28,491

    25         33,864        23,344     23,314    28,491        --         --    28,491
    35         55,160        34,054     34,024    34,394        --         --    28,491
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 1
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.73% NET)



                                  CURRENT CHARGES*            GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------
  END OF     ACCUMULATED               CASH                          CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT  SURRENDER   DEATH    ACCOUNT  SURRENDER   DEATH
   YEAR        PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT
--------------------------------------------------------------------------------------
     1         10,500        9,765     8,783     28,491    9,765     8,783     28,491
     2         11,025        9,485     8,554     28,491    9,485     8,554     28,491
     3         11,576        9,195     8,314     28,491    9,183     8,304     28,491
     4         12,155        8,913     8,215     28,491    8,856     8,162     28,491
     5         12,763        8,639     7,983     28,491    8,496     7,850     28,491
     6         13,401        8,373     7,924     28,491    8,094     7,660     28,491
     7         14,071        8,114     7,698     28,491    7,640     7,247     28,491
     8         14,775        7,862     7,635     28,491    7,116     6,909     28,491
     9         15,513        7,616     7,415     28,491    6,505     6,329     28,491
    10         16,289        7,378     7,348     28,491    5,783     5,753     28,491
    11         17,103        7,204     7,174     28,491    4,965     4,935     28,491
    12         17,959        7,033     7,003     28,491    3,972     3,942     28,491
    13         18,856        6,865     6,835     28,491    2,766     2,736     28,491
    14         19,799        6,701     6,671     28,491    1,300     1,270     28,491
    15         20,789        6,540     6,510     28,491       --        --         --
    16         21,829        6,382     6,352     28,491       --        --         --
    17         22,920        6,227     6,197     28,491       --        --         --
    18         24,066        6,076     6,046     28,491       --        --         --
    19         25,270        5,927     5,897     28,491       --        --         --
    20         26,533        5,781     5,751     28,491       --        --         --

    25         33,864        5,094     5,064     28,491       --        --         --
    35         55,160        3,908     3,878     28,491       --        --         --
--------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           35

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 12.00% (11.27% NET)



                                    CURRENT CHARGES*                GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------------
  END OF     ACCUMULATED                  CASH                              CASH
 CONTRACT   AT 5% INTEREST   ACCOUNT    SURRENDER    DEATH     ACCOUNT    SURRENDER    DEATH
   YEAR        PER YEAR       VALUE       VALUE     BENEFIT     VALUE       VALUE     BENEFIT
----------------------------------------------------------------------------------------------
     1         10,500         10,577       9,797     28,491     10,577       9,797     28,491
     2         11,025         11,600      10,820     28,491     11,600      10,820     28,491
     3         11,576         12,705      11,925     28,491     12,705      11,925     28,491
     4         12,155         13,908      13,278     28,491     13,902      13,272     28,491
     5         12,763         15,227      14,597     28,491     15,198      14,568     28,491
     6         13,401         16,674      16,244     28,491     16,605      16,175     28,491
     7         14,071         18,262      17,832     28,491     18,136      17,706     28,491
     8         14,775         20,005      19,775     28,491     19,810      19,580     28,491
     9         15,513         21,917      21,687     28,491     21,648      21,418     28,491
    10         16,289         24,015      23,985     28,491     23,683      23,653     28,491
    11         17,103         26,380      26,350     28,491     25,999      25,969     28,491
    12         17,959         29,023      28,993     31,054     28,600      28,570     30,602
    13         18,856         31,919      31,889     34,153     31,453      31,423     33,654
    14         19,799         35,105      35,075     37,211     34,592      34,562     36,668
    15         20,789         38,591      38,561     40,906     38,027      37,997     40,308
    16         21,829         42,431      42,401     44,552     41,810      41,780     43,900
    17         22,920         46,628      46,598     48,959     45,945      45,915     48,242
    18         24,066         51,209      51,209     53,769     50,458      50,458     52,981
    19         25,270         56,272      56,272     59,085     55,408      55,408     58,178
    20         26,533         61,835      61,835     64,927     60,793      60,793     63,832

    25         33,864         99,076      99,076    104,029     95,271      95,271    100,034
    35         55,160        254,352     254,352    256,895    234,883     234,883    237,231
----------------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 12% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 12%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

36                                               HARTFORD LIFE INSURANCE COMPANY

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



   ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 6.00% (5.27% NET)



                                  CURRENT CHARGES*             GUARANTEED CHARGES**
               PREMIUMS     ------------------------------------------------------------
  END OF     ACCUMULATED                CASH                           CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT   SURRENDER   DEATH    ACCOUNT   SURRENDER   DEATH
   YEAR        PER YEAR      VALUE      VALUE    BENEFIT    VALUE      VALUE    BENEFIT
----------------------------------------------------------------------------------------
     1         10,500        10,006      9,226    28,491    10,006      9,226    28,491
     2         11,025        10,377      9,597    28,491    10,377      9,597    28,491
     3         11,576        10,740      9,960    28,491    10,738      9,958    28,491
     4         12,155        11,118     10,488    28,491    11,087     10,457    28,491
     5         12,763        11,510     10,880    28,491    11,417     10,787    28,491
     6         13,401        11,917     11,487    28,491    11,723     11,293    28,491
     7         14,071        12,339     11,909    28,491    11,996     11,566    28,491
     8         14,775        12,777     12,547    28,491    12,225     11,995    28,491
     9         15,513        13,232     13,002    28,491    12,396     12,166    28,491
    10         16,289        13,705     13,675    28,491    12,494     12,464    28,491
    11         17,103        14,216     14,186    28,491    12,521     12,491    28,491
    12         17,959        14,748     14,718    28,491    12,437     12,407    28,491
    13         18,856        15,302     15,272    28,491    12,219     12,189    28,491
    14         19,799        15,876     15,846    28,491    11,838     11,808    28,491
    15         20,789        16,474     16,444    28,491    11,252     11,222    28,491
    16         21,829        17,096     17,066    28,491    10,405     10,375    28,491
    17         22,920        17,742     17,712    28,491     9,217      9,187    28,491
    18         24,066        18,413     18,383    28,491     7,574      7,544    28,491
    19         25,270        19,112     19,082    28,491     5,320      5,290    28,491
    20         26,533        19,838     19,808    28,491     2,236      2,206    28,491

    25         33,864        23,922     23,892    28,491        --         --    28,491
    35         55,160        34,906     34,876    35,254        --         --    28,491
----------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 6% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 6%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

STATEMENT OF ADDITIONAL INFORMATION                                           37

--------------------------------------------------------------------------------

           MODIFIED SINGLE PREMIUM VARIABLE LIFE INSURANCE (VERS. 3)



                              LAST SURVIVOR OPTION
                             POLICY OWNER OPTION: 2
                            $10,000 INITIAL PREMIUM
                ISSUE AGE: 65 MALE PREFERRED/65 FEMALE PREFERRED
                          INITIAL FACE AMOUNT: $28,491



  ASSUMING HYPOTHETICAL GROSS ANNUAL INVESTMENT RETURN OF 0.00% (-0.73%) NET)



                                  CURRENT CHARGES*            GUARANTEED CHARGES**
               PREMIUMS     ----------------------------------------------------------
  END OF     ACCUMULATED               CASH                          CASH
 CONTRACT   AT 5% INTEREST  ACCOUNT  SURRENDER   DEATH    ACCOUNT  SURRENDER   DEATH
   YEAR        PER YEAR      VALUE     VALUE    BENEFIT    VALUE     VALUE    BENEFIT
--------------------------------------------------------------------------------------
     1         10,500        9,435     8,698     28,491    9,435     8,698     28,491
     2         11,025        9,222     8,500     28,491    9,222     8,500     28,491
     3         11,576        8,997     8,293     28,491    8,984     8,280     28,491
     4         12,155        8,778     8,221     28,491    8,717     8,164     28,491
     5         12,763        8,563     8,020     28,491    8,415     7,880     28,491
     6         13,401        8,353     7,989     28,491    8,067     7,715     28,491
     7         14,071        8,148     7,792     28,491    7,664     7,327     28,491
     8         14,775        7,946     7,757     28,491    7,189     7,015     28,491
     9         15,513        7,749     7,564     28,491    6,622     6,460     28,491
    10         16,289        7,556     7,526     28,491    5,941     5,911     28,491
    11         17,103        7,378     7,348     28,491    5,126     5,096     28,491
    12         17,959        7,204     7,174     28,491    4,137     4,107     28,491
    13         18,856        7,033     7,003     28,491    2,935     2,905     28,491
    14         19,799        6,865     6,835     28,491    1,476     1,446     28,491
    15         20,789        6,701     6,671     28,491       --        --         --
    16         21,829        6,540     6,510     28,491       --        --         --
    17         22,920        6,382     6,352     28,491       --        --         --
    18         24,066        6,227     6,197     28,491       --        --         --
    19         25,270        6,076     6,046     28,491       --        --         --
    20         26,533        5,927     5,897     28,491       --        --         --

    25         33,864        5,226     5,196     28,491       --        --         --
    35         55,160        4,016     3,986     28,491       --        --         --
--------------------------------------------------------------------------------------



 *These values reflect investment results using current cost of insurance rates, administrative fees, and mortality and expense risk rates.


**These values reflect investment results using guaranteed cost of insurance rates, administrative fees, and mortality and expense risk rates.



THE HYPOTHETICAL INVESTMENT RESULTS SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RESULTS. ACTUAL INVESTMENT RESULTS MAY BE MORE OR LESS THAN THOSE SHOWN. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF ACTUAL INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGE 0% OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THAT AVERAGE FOR INDIVIDUAL POLICY YEARS. THE DEATH BENEFIT, ACCOUNT VALUE AND CASH SURRENDER VALUE FOR A POLICY WOULD ALSO BE DIFFERENT FROM THOSE SHOWN, DEPENDING ON THE INVESTMENT ALLOCATIONS MADE TO THE SEPARATE ACCOUNTS AND THE RATES OF RETURN OF THE SEPARATE ACCOUNT IF THE ACTUAL RATES OF INVESTMENT RETURN APPLICABLE TO THE POLICY AVERAGED 0%, BUT VARIED ABOVE OR BELOW THAT AVERAGE FOR THE SEPARATE ACCOUNT. NO REPRESENTATION CAN BE MADE THAT THIS HYPOTHETICAL RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To Hartford Life and Annuity Insurance Company
Separate Account Five and to the Owners of Units of Interest therein:

We have audited the accompanying statements of assets and liabilities of Hartford Life and Annuity Insurance Company Separate Account Five (Bond Fund, Stock Fund, Money Market Fund, Advisers Fund, Capital Appreciation Fund, Mortgage Securities Fund, Index Fund, International Opportunities Fund, Dividend and Growth Fund, International Advisers Fund, Small Company Fund, MidCap Fund, Growth and Income Fund, Global Leaders Fund and High Yield Fund) (collectively, the Account) as of December 31, 1999, and the related statements of operations and the statements of changes in net assets for the periods presented. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 1999, and the results of their operations and the changes in their net assets for the periods presented in conformity with generally accepted accounting principles.

Hartford, Connecticut
February 17, 2000                                            ARTHUR ANDERSEN LLP

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Assets & Liabilities
--------------------------------------------------------------------------------

 December 31, 1999                  Bond Fund     Stock Fund    Money Market    Advisers      Capital     Mortgage    Index Fund
                                    Sub-Account   Sub-Account   Fund            Fund          Appreciation Securities Sub-Account
                                                                Sub-Account     Sub-Account   Fund        Fund
                                                                                              Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments
 -----------------------------------------------------------------------------------------------------------------------------------
 HARTFORD BOND HLS FUND, INC. -
 CLASS IA
  Shares 7,719,146
  Cost $8,086,111
  ..................................................................................................................................
    Market Value                     $7,671,769   $        --    $        --    $        --   $       --  $      --    $        --
 -----------------------------------------------------------------------------------------------------------------------------------
 HARTFORD STOCK HLS FUND, INC. -
 CLASS IA
  Shares 10,582,563
  Cost $51,760,070
  ..................................................................................................................................
    Market Value                             --    75,637,682             --             --           --         --             --
 -----------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MONEY MARKET HLS
 FUND, INC. - CLASS IA
  Shares 21,162,511
  Cost $21,162,511
  ..................................................................................................................................
    Market Value                             --            --     21,162,511             --           --         --             --
 -----------------------------------------------------------------------------------------------------------------------------------
 HARTFORD ADVISERS HLS FUND, INC.
 -CLASS IA
  Shares 27,392,045
  Cost $65,975,867
  ..................................................................................................................................
    Market Value                             --            --             --     81,211,223           --         --             --
 -----------------------------------------------------------------------------------------------------------------------------------
 HARTFORD CAPITAL APPRECIATION HLS
 FUND, INC. - CLASS IA
  Shares 11,637,066
  Cost $45,242,186
  ..................................................................................................................................
    Market Value                             --            --             --             --   70,932,432         --             --
 -----------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MORTGAGE SECURITIES HLS
 FUND, INC. - CLASS IA
  Shares 1,868,313
  Cost $2,011,720
  ..................................................................................................................................
    Market Value                             --            --             --             --           --  1,942,099             --
 -----------------------------------------------------------------------------------------------------------------------------------
 HARTFORD INDEX HLS FUND, INC. -
 CLASS IA
  Shares 5,084,840
  Cost $13,243,433
  ..................................................................................................................................
    Market Value                             --            --             --             --           --         --     21,299,277
 -----------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                  --            --         79,850          3,257           --         --             --
  ..................................................................................................................................
 Receivable from fund shares sold            --         4,373             --             --        2,296         --             --
  ..................................................................................................................................
 Total Assets                         7,671,769    75,642,055     21,242,361     81,214,480   70,934,728  1,942,099     21,299,277
  ..................................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                          --         4,093             --             --        3,806         --            197
  ..................................................................................................................................
 Payable for fund shares purchased           --            --         78,989          3,116           --         --             --
  ..................................................................................................................................
 TOTAL LIABILITIES                           --         4,093         78,989          3,116        3,806         --            197
 -----------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $7,671,769   $75,637,962    $21,163,372    $81,211,364   $70,930,922 $1,942,099   $21,299,080
 -----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 December 31, 1999                  International  Dividend and  International  Small        MidCap     Growth and  Global
                                    Opportunities  Growth Fund   Advisers Fund  Company      Fund       Income      Leaders
                                    Fund           Sub-Account   Sub-Account    Fund         Sub-Account Fund       Fund
                                    Sub-Account                                 Sub-Account             Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------------
 ASSETS:
 Investments
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 10,810,593
  Cost $14,642,754
  ...............................................................................................................................
    Market Value                     $20,279,970   $        --    $       --    $        --  $       -- $      --    $        --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 16,919,650
  Cost $28,590,115
  ...............................................................................................................................
    Market Value                              --    36,357,418            --             --          --        --             --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 3,493,615
  Cost $4,009,746
  ...............................................................................................................................
    Market Value                              --            --     4,879,501             --          --        --             --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 2,695,999
  Cost $3,442,968
  ...............................................................................................................................
    Market Value                              --            --            --      5,898,244          --        --             --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,974,262
  Cost $3,065,877
  ...............................................................................................................................
    Market Value                              --            --            --             --   4,054,145        --             --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND - CLASS IA
  Shares 758,263
  Cost $973,025
  ...............................................................................................................................
    Market Value                              --            --            --             --          -- 1,085,563             --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL LEADERS HLS FUND
 -CLASS IA
  Shares 775,652
  Cost $1,177,654
  ...............................................................................................................................
    Market Value                              --            --            --             --          --        --      1,483,743
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD HIGH YIELD HLS FUND -
 CLASS IA
  Shares 392,104
  Cost $410,645
    Market Value                              --            --            --             --          --        --             --
 --------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                   --           267            --             --          --        --             --
  ...............................................................................................................................
 Receivable from fund shares sold          2,049            --            --          6,922       9,396        --             --
  ...............................................................................................................................
 Total Assets                         20,282,019    36,357,685     4,879,501      5,905,166   4,063,541 1,085,563      1,483,743
  ...............................................................................................................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                        2,138            --            94          6,993       9,397        --             --
  ...............................................................................................................................
 TOTAL LIABILITIES                         2,138            --            94          6,993       9,397        --             --
 --------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $20,279,881   $36,357,685    $4,879,407    $ 5,898,173  $4,054,144 $1,085,563   $ 1,483,743
 --------------------------------------------------------------------------------------------------------------------------------

 December 31, 1999                  High Yield
                                    Fund
                                    Sub-Account

 ----------------------------------------------------------
 ASSETS:
 Investments
 ----------------------------------------------------------------------
 HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND, INC. -
 CLASS IA
  Shares 10,810,593
  Cost $14,642,754
  ................................
    Market Value                     $     --
 ----------------------------------------------------------------------------------
 HARTFORD DIVIDEND AND GROWTH HLS
 FUND, INC. - CLASS IA
  Shares 16,919,650
  Cost $28,590,115
  ................................
    Market Value                           --
 ----------------------------------------------------------------------------------------------
 HARTFORD INTERNATIONAL ADVISERS
 HLS FUND, INC. - CLASS IA
  Shares 3,493,615
  Cost $4,009,746
  ................................
    Market Value                           --
 ----------------------------------------------------------------------------------------------------------
 HARTFORD SMALL COMPANY HLS
 FUND, INC. - CLASS IA
  Shares 2,695,999
  Cost $3,442,968
  ................................
    Market Value                           --
 ----------------------------------------------------------------------------------------------------------------------
 HARTFORD MIDCAP HLS FUND, INC. -
 CLASS IA
  Shares 1,974,262
  Cost $3,065,877
  ................................
    Market Value                           --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GROWTH AND INCOME HLS
 FUND - CLASS IA
  Shares 758,263
  Cost $973,025
  ................................
    Market Value                           --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD GLOBAL LEADERS HLS FUND
 -CLASS IA
  Shares 775,652
  Cost $1,177,654
  ................................
    Market Value                           --
 --------------------------------------------------------------------------------------------------------------------------------
 HARTFORD HIGH YIELD HLS FUND -
 CLASS IA
  Shares 392,104
  Cost $410,645
    Market Value                      394,013
 --------------------------------------------------------------------------------------------------------------------------------
 Due from Hartford Life and
  Annuity Insurance Company                --
  ................................
 Receivable from fund shares sold          --
  ................................
 Total Assets                         394,013
  ................................
 LIABILITIES:
 Due to Hartford Life and Annuity
  Insurance Company                        --
  ................................
 TOTAL LIABILITIES                         --
 --------------------------------------------------------------------------------------------------------------------------------
 NET ASSETS (VARIABLE LIFE
 CONTRACT LIABILITIES)               $394,013
 --------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

 ----------------------------------------------------------------------------------
 December 31, 1999                             Units        Unit       Contract
                                               Owned by     Price      Liability
                                               Participants
 ----------------------------------------------------------------------------------
 Deferred Annuity Contracts in the
  Accumulation Period:
 Group Sub-Accounts:
  Bond Fund Sub-Account                         5,304,549   $1.446262  $  7,671,769
  .................................................................................
  Stock Fund Sub-Account                       21,819,711    3.466497    75,637,962
  .................................................................................
  Money Market Fund Sub-Account                16,383,083    1.291782    21,163,372
  .................................................................................
  Advisers Fund Sub-Account                    31,824,493    2.551851    81,211,364
  .................................................................................
  Capital Appreciation Fund Sub-Account        23,314,341    3.042373    70,930,922
  .................................................................................
  Mortgage Securities Fund Sub-Account          1,346,482    1.442350     1,942,099
  .................................................................................
  Index Fund Sub-Account                        6,268,571    3.397757    21,299,080
  .................................................................................
  International Opportunities Fund
    Sub-Account                                 9,743,731    2.081326    20,279,881
  .................................................................................
  Dividend and Growth Fund Sub-Account         13,488,800    2.695398    36,357,685
  .................................................................................
  International Advisers Fund Sub-Account       2,558,005    1.907505     4,879,407
  .................................................................................
  Small Company Fund Sub-Account                2,737,744    2.154392     5,898,173
  .................................................................................
  MidCap Fund Sub-Account                       2,029,925    1.997189     4,054,144
  .................................................................................
  Growth and Income Fund Sub-Account              774,198    1.402176     1,085,563
  .................................................................................
  Global Leaders Fund Sub-Account                 748,239    1.982981     1,483,743
  .................................................................................
  High Yield Fund Sub-Account                     362,505    1.086917       394,013
  .................................................................................
 GRAND TOTAL                                                           $354,289,177
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Operations
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund    Stock Fund    Money        Advisers     Capital     Mortgage  Index Fund
 December 31, 1999                  Sub-Account  Sub-Account   Market       Fund         Appreciation Securities Sub-Account
                                                               Fund         Sub-Account  Fund        Fund
                                                               Sub-Account               Sub-Account Sub-Account
 ---------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 419,600   $   516,388    $767,397    $1,692,849   $  215,458  $108,544   $  201,102
  ..........................................................................................................................
  Capital gains income                  45,235     4,959,958         353     5,512,773    3,330,568       --       289,134
  ..........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ..........................................................................................................................
  Net realized (loss) gain on
    security transactions               (6,510)       (5,932)         --       (30,425)      32,011  (10,251)        4,046
  ..........................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                 (605,391)    6,441,388          --       239,692   15,536,343  (65,765)    3,066,971
  ..........................................................................................................................
  Net (loss) gain on investments      (611,901)    6,435,456          --       209,267   15,568,354  (76,016)    3,071,017
 ---------------------------------------------------------------------------------------------------------------------------
 NET (DECREASE) INCREASE IN NET
   ASSETS RESULTING FROM
   OPERATIONS                        $(147,066)  $11,911,802    $767,750    $7,414,889   $19,114,380 $32,528    $3,561,253
 ---------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 International Dividend     International Small       MidCap     Growth and  Global
 December 31, 1999                  Opportunities and          Advisers     Company      Fund       Income      Leaders
                                    Fund          Growth Fund  Fund         Fund         Sub-Account Fund       Fund
                                    Sub-Account   Sub-Account  Sub-Account  Sub-Account             Sub-Account Sub-Account
 ----------------------------------------------------------------------------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $  193,868   $  582,664    $ 86,268    $       --   $       -- $   2,731    $     1,956
  ...........................................................................................................................
  Capital gains income                       --    1,358,573          --         8,748      170,046     6,287          7,635
  ...........................................................................................................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ...........................................................................................................................
  Net realized gain (loss) on
    security transactions                76,436      (21,433)      5,981        58,301         (659)      (648)         (838)
  ...........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 5,566,961     (111,720)    820,238     2,189,838      851,495   106,011        303,116
  ...........................................................................................................................
  Net gain (loss) on investments      5,643,397     (133,153)    826,219     2,248,139      850,836   105,363        302,278
 ----------------------------------------------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $5,837,265   $1,808,084    $912,487    $2,256,887   $1,020,882 $ 114,381    $   311,869
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 High Yield
 December 31, 1999                  Fund
                                    Sub-Account

 ----------------------------------------------------------
 INVESTMENT INCOME:
  Dividends                          $ 22,004
  ................................
  Capital gains income                      7
  ................................
 NET REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS:
  ................................
  Net realized gain (loss) on
    security transactions                 197
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (16,392)
  ................................
  Net gain (loss) on investments      (16,195)
 ----------------------------------------------------------------------
 NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS         $  5,816
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund     Stock Fund    Money Market    Advisers      Capital     Mortgage    Index Fund
 December 31, 1999                  Sub-Account   Sub-Account   Fund            Fund          Appreciation Securities Sub-Account
                                                                Sub-Account     Sub-Account   Fund        Fund
                                                                                              Sub-Account Sub-Account
 -----------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $  419,600   $   516,388    $   767,397    $ 1,692,849   $  215,458  $ 108,544    $   201,102
  ..................................................................................................................................
  Capital gains income                   45,235     4,959,958            353      5,512,773    3,330,568         --        289,134
  ..................................................................................................................................
  Net realized (loss) gain on
    security transactions                (6,510)       (5,932)            --        (30,425)      32,011    (10,251)         4,046
  ..................................................................................................................................
  Net unrealized (depreciation)
    appreciation of investments
    during the period                  (605,391)    6,441,388             --        239,692   15,536,343    (65,765)     3,066,971
  ..................................................................................................................................
  Net (decrease) increase in net
    assets resulting from
    operations                         (147,066)   11,911,802        767,750      7,414,889   19,114,380     32,528      3,561,253
  ..................................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                              20,022        20,079     48,649,661             70       20,492         --             --
  ..................................................................................................................................
  Net transfers                       1,893,700    10,958,293    (39,998,316)    12,656,798    4,057,125    114,902      2,416,134
  ..................................................................................................................................
  Surrenders                           (533,322)   (2,535,149)      (860,950)    (2,572,156)  (1,687,173)  (366,384)      (717,510)
  ..................................................................................................................................
  Net loan activity                     (41,245)     (241,644)    (2,124,911)      (271,016)    (156,498)  (100,182)       (86,764)
  ..................................................................................................................................
  Cost of insurance                    (108,110)     (977,799)      (322,782)    (1,125,122)    (872,690)   (33,794)      (293,219)
  ..................................................................................................................................
  Net increase (decrease) in net
    assets resulting from unit
    transactions                      1,231,045     7,223,780      5,342,702      8,688,574    1,361,256   (385,458)     1,318,641
  ..................................................................................................................................
  Net increase (decrease) in net
    assets                            1,083,979    19,135,582      6,110,452     16,103,463   20,475,636   (352,930)     4,879,894
  ..................................................................................................................................
 NET ASSETS:
  Beginning of period                 6,587,790    56,502,380     15,052,920     65,107,901   50,455,286  2,295,029     16,419,186
 -----------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $7,671,769   $75,637,962    $21,163,372    $81,211,364   $70,930,922 $1,942,099   $21,299,080
 -----------------------------------------------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 International  Dividend and  International  Small        MidCap     Growth and  Global
 December 31, 1999                  Opportunities  Growth Fund   Advisers Fund  Company      Fund       Income      Leaders
                                    Fund           Sub-Account   Sub-Account    Fund         Sub-Account Fund       Fund
                                    Sub-Account                                 Sub-Account             Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $   193,868   $   582,664    $   86,268    $       --   $       -- $   2,731    $    1,956
  ...............................................................................................................................
  Capital gains income                        --     1,358,573            --         8,748      170,046     6,287         7,635
  ...............................................................................................................................
  Net realized gain (loss) on
    security transactions                 76,436       (21,433)        5,981        58,301         (659)      (648)        (838)
  ...............................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  5,566,961      (111,720)      820,238     2,189,838      851,495   106,011       303,116
  ...............................................................................................................................
  Net increase in net assets
    resulting from operations          5,837,265     1,808,084       912,487     2,256,887    1,020,882   114,381       311,869
  ...............................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                               30,000        30,000            55        20,000       20,000    20,000            --
  ...............................................................................................................................
  Net transfers                         (115,619)    1,862,826       395,265     1,247,576    2,225,928   845,861     1,093,472
  ...............................................................................................................................
  Surrenders                            (415,482)   (1,252,128)      (63,881)      (42,122)     (26,590)    (5,249)      (7,549)
  ...............................................................................................................................
  Net loan activity                      (67,371)      (88,629)      (22,926)      (20,135)      (2,563)   (25,056)       7,303
  ...............................................................................................................................
  Cost of insurance                     (253,665)     (551,075)      (66,079)      (60,079)     (31,836)    (8,077)      (7,337)
  ...............................................................................................................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                        (822,137)          994       242,434     1,145,240    2,184,939   827,479     1,085,889
  ...............................................................................................................................
  Net increase in net assets           5,015,128     1,809,078     1,154,921     3,402,127    3,205,821   941,860     1,397,758
  ...............................................................................................................................
 NET ASSETS:
  Beginning of period                 15,264,753    34,548,607     3,724,486     2,496,046      848,323   143,703        85,985
 --------------------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $20,279,881   $36,357,685    $4,879,407    $5,898,173   $4,054,144 $1,085,563   $1,483,743
 --------------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 High Yield
 December 31, 1999                  Fund
                                    Sub-Account

 ----------------------------------------------------------
 OPERATIONS:
  Net investment income              $ 22,004
  ................................
  Capital gains income                      7
  ................................
  Net realized gain (loss) on
    security transactions                 197
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                 (16,392)
  ................................
  Net increase in net assets
    resulting from operations           5,816
  ................................
 UNIT TRANSACTIONS:
  Purchases                            20,000
  ................................
  Net transfers                       346,031
  ................................
  Surrenders                           (3,575)
  ................................
  Net loan activity                     4,381
  ................................
  Cost of insurance                    (3,224)
  ................................
  Net (decrease) increase in net
    assets resulting from unit
    transactions                      363,613
  ................................
  Net increase in net assets          369,429
  ................................
 NET ASSETS:
  Beginning of period                  24,584
 ----------------------------------------------------------------------
  END OF PERIOD                      $394,013
 ----------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

 For the Year Ended                 Bond Fund     Stock Fund    Money Market     Advisers      Capital     Mortgage
 December 31, 1998                  Sub-Account   Sub-Account   Fund             Fund          Appreciation Securities
                                                                Sub-Account      Sub-Account   Fund        Fund
                                                                                               Sub-Account Sub-Account
 --------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $  310,867   $   425,157    $    563,092    $ 1,280,919   $  268,384  $ 139,853
  ...................................................................................................................
  Capital gains income                       --     1,195,486             190      1,465,098    2,761,262         --
  ...................................................................................................................
  Net realized gain (loss) on
    security transactions                   337       (29,330)             --         (9,456)      28,295      1,924
  ...................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                    62,577    10,654,625              --      8,649,288    3,751,151    (25,693)
  ...................................................................................................................
  Net increase in net assets
    resulting from operations           373,781    12,245,938         563,282     11,385,849    6,809,092    116,084
  ...................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                              46,311        16,926      62,062,192         32,794       16,742         --
  ...................................................................................................................
  Net transfers                       3,067,527    13,961,989     (54,690,953)    15,334,793    4,545,203    589,382
  ...................................................................................................................
  Surrenders                           (107,425)   (1,506,358)     (1,724,767)    (1,683,040)  (1,471,654)   (31,118)
  ...................................................................................................................
  Net loan activity                     (11,064)     (140,475)     (2,052,054)      (407,150)    (324,672)    (8,665)
  ...................................................................................................................
  Cost of insurance                     (33,445)     (260,595)       (112,624)      (328,975)    (284,868)   (11,916)
  ...................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                      2,961,904    12,071,487       3,481,794     12,948,422    2,480,751    537,683
  ...................................................................................................................
  Net increase in net assets          3,335,685    24,317,425       4,045,076     24,334,271    9,289,843    653,767
  ...................................................................................................................
 NET ASSETS:
  Beginning of period                 3,252,105    32,184,955      11,007,844     40,773,630   41,165,443  1,641,262
 --------------------------------------------------------------------------------------------------------------------
  END OF PERIOD                      $6,587,790   $56,502,380    $ 15,052,920    $65,107,901   $50,455,286 $2,295,029
 --------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 Index Fund
 December 31, 1998                  Sub-Account

 ----------------------------------------------------------------
 OPERATIONS:
  Net investment income              $   132,802
  ................................
  Capital gains income                   272,547
  ................................
  Net realized gain (loss) on
    security transactions                (21,988)
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                  2,904,724
  ................................
  Net increase in net assets
    resulting from operations          3,288,085
  ................................
 UNIT TRANSACTIONS:
  Purchases                               10,249
  ................................
  Net transfers                        3,377,452
  ................................
  Surrenders                            (708,786)
  ................................
  Net loan activity                     (138,230)
  ................................
  Cost of insurance                      (86,318)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       2,454,367
  ................................
  Net increase in net assets           5,742,452
  ................................
 NET ASSETS:
  Beginning of period                 10,676,734
 -------------------------------------------------------------------------------
  END OF PERIOD                      $16,419,186
 ----------------------------------------------------------------------------------------------

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY

--------------------------------------------------------------------------------

 For the Year Ended                 International  Dividend and  International  Small        MidCap   Growth and  Global
 December 31, 1998                  Opportunities  Growth Fund   Advisers Fund  Company      Fund     Income      Leaders
                                    Fund           Sub-Account   Sub-Account    Fund         Sub-Account Fund     Fund
                                    Sub-Account                                 Sub-Account           Sub-Account** Sub-Account***
 ----------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income              $   198,529   $   544,970    $  285,452    $       --   $     4   $    542     $   101
  ...........................................................................................................................
  Capital gains income                   823,226       871,742        67,948        17,778        --         --       2,088
  ...........................................................................................................................
  Net realized (loss) gain on
    security transactions                 (4,950)        1,267           567        (1,718)   (3,505)        16           4
  ...........................................................................................................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                    562,948     2,960,422        13,314       272,458   133,792      6,525       2,975
  ...........................................................................................................................
  Net increase in net assets
    resulting from operations          1,579,753     4,378,401       367,281       288,518   130,291      7,083       5,168
  ...........................................................................................................................
 UNIT TRANSACTIONS:
  Purchases                                   11        10,000            --            --        --      1,000       2,000
  ...........................................................................................................................
  Net transfers                        2,336,307     8,163,378     1,048,999     1,383,287   645,414    135,859      78,949
  ...........................................................................................................................
  Surrenders                            (500,386)     (866,498)      (98,488)     (109,974)   (4,632)      (172)       (105)
  ...........................................................................................................................
  Net loan activity                      (71,420)     (327,128)      (36,658)      (44,570)  (11,492)        --          --
  ...........................................................................................................................
  Cost of insurance                      (89,406)     (185,670)      (20,129)      (10,508)   (2,955)       (67)        (27)
  ...........................................................................................................................
  Net increase in net assets
    resulting from unit
    transactions                       1,675,106     6,794,082       893,724     1,218,235   626,335    136,620      80,817
  ...........................................................................................................................
  Net increase in net assets           3,254,859    11,172,483     1,261,005     1,506,753   756,626    143,703      85,985
  ...........................................................................................................................
 NET ASSETS:
  Beginning of period                 12,009,894    23,376,124     2,463,481       989,293    91,697         --          --
  ...........................................................................................................................
  END OF PERIOD                      $15,264,753   $34,548,607    $3,724,486    $2,496,046   $848,323  $143,703     $85,985
 ----------------------------------------------------------------------------------------------------------------------------

 For the Year Ended                 High Yield
 December 31, 1998                  Fund
                                    Sub-Account***

 -------------------------------------------------------------------------------------------------------------
 OPERATIONS:
  Net investment income               $   451
  ................................
  Capital gains income                     --
  ................................
  Net realized (loss) gain on
    security transactions                  --
  ................................
  Net unrealized appreciation
    (depreciation) of investments
    during the period                    (240)
  ................................
  Net increase in net assets
    resulting from operations             211
  ................................
 UNIT TRANSACTIONS:
  Purchases                             2,000
  ................................
  Net transfers                        22,414
  ................................
  Surrenders                              (29)
  ................................
  Net loan activity                        --
  ................................
  Cost of insurance                       (12)
  ................................
  Net increase in net assets
    resulting from unit
    transactions                       24,373
  ................................
  Net increase in net assets           24,584
  ................................
 NET ASSETS:
  Beginning of period                      --
  ................................
  END OF PERIOD                       $24,584
 -------------------------------------------------------------------------------------------------------------------------

 **From inception, June 1, 1998 to December 31, 1998.
***From inception, September 30, 1998 to December 31, 1998.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

SEPARATE ACCOUNT FIVE -- HARTFORD LIFE AND ANNUITY INSURANCE COMPANY Notes to Financial Statements
December 31, 1999

1.  ORGANIZATION:

Separate Account Five (the Account) is a separate investment account within Hartford Life & Annuity Insurance Company (the Company) and is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The Account invests deposits by variable life contractholders of the Company in various mutual funds (the Funds) as directed by the contractholders.

2.  SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies of the Account, which are in accordance with generally accepted accounting principles in the investment company industry:

A) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed on the basis of identified cost of the fund shares sold. Dividend and capital gains income is accrued as of the ex-dividend date. Capital gains income represents those dividends from the Funds which are characterized as capital gains under tax regulations.

B) SECURITY VALUATION -- The investments in shares of the Funds are valued at the closing net asset value per share as determined by the appropriate Fund as of December 31, 1999.

C) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

D) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Company, which is taxed as an insurance company under the Internal Revenue Code. Under current law, no federal income taxes are payable with respect to the operations of the Account.

E) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expense during the period. Operating results in the future could vary from the amounts derived from management's estimates.

3.  ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

Certain amounts are deducted from the contracts, as described below:

A) COST OF INSURANCE CHARGE -- In accordance with the terms of the contracts, the Company makes deductions for costs of insurance to cover the Company's anticipated mortality costs. Because a policy's account value and death benefit may vary from month to month, the cost of insurance charge may also vary.

B) MORTALITY AND EXPENSE RISK CHARGE -- The Company will make deductions at a maximum annual rate of 0.90% of the contract's value for the mortality and expense risks which the company undertakes. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

C) TAX EXPENSE CHARGE -- If applicable, the Company will make deductions at a maximum rate of 4.0% of the contract's value to meet premium tax requirements. An additional tax charge based on a percentage of the contract's value may be assessed to partial withdrawals or surrenders. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

D) ADMINISTRATIVE CHARGE -- The Company will make deductions to cover administrative expenses at a maximum annual rate of 0.25% of the contract's value. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

E) ANNUAL MAINTENANCE FEE -- An annual maintenance fee in the amount of $30 may be deducted from the contract's value each contract year. However, this fee is not applicable to contracts with values of $50,000 or more, as determined on the most recent contract anniversary. These expenses are included in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS
              ----------------------------------------------------

To the Board of Directors of
Hartford Life and Annuity Insurance Company:

We have audited the accompanying statutory balance sheets of Hartford Life and Annuity Insurance Company (a Connecticut Corporation and wholly owned subsidiary of Hartford Life Insurance Company) (the Company) as of December 31, 1999 and 1998, and the related statutory statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. These statutory financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these statutory financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

The Company presents its financial statements in conformity with statutory accounting practices as described in Note 2 of notes to statutory financial statements. When financial statements are presented for purposes other than for filing with a regulatory agency, auditing standards generally accepted in the United States require that an auditors' report on them state whether they are presented in conformity with accounting principles generally accepted in the United States. The accounting practices used by the Company vary from accounting principles generally accepted in the United States as explained and quantified in Note 2.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the statutory financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States, the financial position of the Company as of December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

In our opinion, the statutory financial statements referred to above present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with statutory accounting practices as described in Note 2.


Hartford, Connecticut
January 31, 2000                                             ARTHUR ANDERSEN LLP

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                        AS OF DECEMBER 31,
------------------------------------------------------------------------------------------------
                                                                      1999              1998
------------------------------------------------------------------------------------------------
ASSETS
  Bonds                                                            $ 1,465,815       $ 1,453,792
  Common stocks                                                         42,430            40,650
  Mortgage loans                                                        63,784            59,548
  Policy loans                                                          59,429            47,212
  Cash and short-term investments                                      267,579           469,955
------------------------------------------------------------------------------------------------
  Other invested assets                                                  2,892             2,188
------------------------------------------------------------------------------------------------
  Total cash and invested assets                                     1,901,929         2,073,345
  Investment income due and accrued                                     21,069            20,126
  Other assets                                                          39,576            45,691
  Separate account assets                                           44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                                TOTAL ASSETS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------
LIABILITIES
  Aggregate reserves for future benefits                           $   591,621       $   579,140
  Policy and contract claim liabilities                                  7,677             5,667
  Liability for premium and other deposit funds                      1,969,262         2,011,672
  Asset valuation reserve                                                4,935            21,782
  Payable to affiliates                                                 14,084            19,271
  Accrued expense allowances and other amounts due from
   separate accounts                                                (1,377,927)       (1,173,513)
  Remittances and items not allocated                                  111,582            87,449
  Other liabilities                                                    118,464           111,182
  Separate account liabilities                                      44,865,042        32,876,278
------------------------------------------------------------------------------------------------
                                           TOTAL LIABILITIES        46,304,740        34,538,928
------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS
  Common stock                                                           2,500             2,500
  Gross paid-in and contributed surplus                                226,043           226,043
  Unassigned funds                                                     294,333           247,969
------------------------------------------------------------------------------------------------
                                   TOTAL CAPITAL AND SURPLUS           522,876           476,512
------------------------------------------------------------------------------------------------
                      TOTAL LIABILITIES, CAPITAL AND SURPLUS       $46,827,616       $35,015,440
------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
REVENUES
  Premiums and annuity considerations                              $  621,789   $  469,343   $  296,645
  Annuity and other fund deposits                                   2,991,363    2,051,251    1,981,246
  Net investment income                                               122,322      129,982      102,285
  Commissions and expense allowances on reinsurance ceded             379,905      444,241      396,921
  Reserve adjustment on reinsurance ceded                           1,411,342    3,185,590    3,672,076
  Fee income                                                          647,565      448,260      290,675
  Other revenues                                                          842        9,930       (2,043)
-------------------------------------------------------------------------------------------------------
                                              TOTAL REVENUES        6,175,128    6,738,597    6,737,805
-------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES
  Death and annuity benefits                                           47,372       43,152       65,961
  Disability and other benefits                                         6,270        6,352        7,532
  Surrenders and other fund withdrawals                             1,250,813      739,663      454,417
  Commissions                                                         467,338      435,994      470,334
  Increase (Decrease) in aggregate reserves for future
   benefits                                                            12,481      (10,711)      33,213
  (Decrease) Increase in liability for premium and other
   deposit funds                                                      (47,852)     218,642      640,840
  General insurance expenses                                          192,196      190,979       77,237
  Net transfers to separate accounts                                4,160,501    4,956,007    4,914,980
  Other expenses                                                       35,385       22,091       15,671
-------------------------------------------------------------------------------------------------------
                                 TOTAL BENEFITS AND EXPENSES        6,124,504    6,602,169    6,680,185
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS
  Before federal income tax (benefit) expense                          50,624      136,428       57,620
  Federal income tax (benefit) expense                                (10,231)      35,887      (14,878)
-------------------------------------------------------------------------------------------------------
NET GAIN FROM OPERATIONS                                               60,855      100,541       72,498
  Net realized capital (losses) gains, after tax                      (36,428)       2,085        1,544
-------------------------------------------------------------------------------------------------------
                                                  NET INCOME       $   24,427   $  102,626   $   74,042
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------


                                                                        FOR THE YEARS ENDED
                                                                            DECEMBER 31,
-------------------------------------------------------------------------------------------------
                                                                     1999       1998       1997
-------------------------------------------------------------------------------------------------
COMMON STOCK
  Beginning and end of year                                        $  2,500   $  2,500   $  2,500
-------------------------------------------------------------------------------------------------
GROSS PAID-IN AND CONTRIBUTED SURPLUS
  Beginning and end of year                                         226,043    226,043    226,043
-------------------------------------------------------------------------------------------------
UNASSIGNED FUNDS
  Balance, beginning of year                                        247,969    143,257     74,570
  Net income                                                         24,427    102,626     74,042
  Change in net unrealized capital gains on common stocks
   and other invested assets                                          2,258      1,688      2,186
  Change in asset valuation reserve                                  16,847     (8,112)    (6,228)
  Change in non-admitted assets                                       6,557     (1,277)    (1,313)
  Credit on reinsurance ceded                                        (3,725)     9,787         --
-------------------------------------------------------------------------------------------------
  Balance, end of year                                              294,333    247,969    143,257
-------------------------------------------------------------------------------------------------
CAPITAL AND SURPLUS,
  End of year                                                      $522,876   $476,512   $371,800
-------------------------------------------------------------------------------------------------


 The accompanying notes are an integral part of these statutory basis financial statements.

                  HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                     ($000)
            --------------------------------------------------------

                                                                     FOR THE YEARS ENDED DECEMBER 31,
-------------------------------------------------------------------------------------------------------
                                                                      1999         1998         1997
-------------------------------------------------------------------------------------------------------
OPERATING ACTIVITIES
  Premiums and annuity considerations                              $3,613,217   $2,520,655   $2,277,874
  Net investment income                                               122,998      127,425      101,991
  Fee income                                                          647,565      448,260      290,675
  Other income                                                      1,799,323    3,644,704    4,091,043
-------------------------------------------------------------------------------------------------------
    Total income                                                    6,183,103    6,741,044    6,761,583
-------------------------------------------------------------------------------------------------------
  Benefits paid                                                     1,303,801      790,051      529,733
  Federal income tax (recoveries) payments                             (8,815)      25,780      (14,499)
  Net transfers to separate accounts                                4,364,914    5,222,144    5,199,354
  Other expenses                                                      669,525      626,240      547,692
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                     6,329,425    6,664,215    6,262,280
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY OPERATING ACTIVITIES         (146,322)      76,829      499,303
-------------------------------------------------------------------------------------------------------
INVESTING ACTIVITIES
  PROCEEDS FROM INVESTMENTS SOLD
  Bonds                                                               753,358      633,926      614,413
  Common stocks                                                           939       34,010       11,481
  Mortgage loans                                                       53,704       85,275           --
  Other                                                                 1,490       19,990          152
-------------------------------------------------------------------------------------------------------
                                     NET INVESTMENT PROCEEDS          809,491      773,201      626,046
-------------------------------------------------------------------------------------------------------
  COST OF INVESTMENTS ACQUIRED
  Bonds                                                               804,947      586,913      848,267
  Common stocks                                                           464        7,012       28,302
  Mortgage loans                                                       57,665       59,702       85,103
  Other                                                                14,211       11,847       26,227
-------------------------------------------------------------------------------------------------------
                                  TOTAL INVESTMENTS ACQUIRED          877,287      665,474      987,899
-------------------------------------------------------------------------------------------------------
        NET CASH (USED FOR) PROVIDED BY INVESTING ACTIVITIES       $  (67,796)  $  107,727   $ (361,853)
-------------------------------------------------------------------------------------------------------
FINANCING AND MISCELLANEOUS ACTIVITIES
  Net other cash provided (used)                                       11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
                   NET CASH PROVIDED BY (USED FOR) FINANCING
                                AND MISCELLANEOUS ACTIVITIES           11,742      (24,033)      (4,848)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and short-term investments           (202,376)     160,523      132,602
Cash and short-term investments, beginning of year                    469,955      309,432      176,830
-------------------------------------------------------------------------------------------------------
                CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $  267,579   $  469,955   $  309,432
-------------------------------------------------------------------------------------------------------

 The accompanying notes are an integral part of these statutory basis financial statements.

NOTES TO FINANCIAL STATEMENTS
(STATUTORY BASIS)
DECEMBER 31, 1999
(AMOUNTS IN THOUSANDS UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. ORGANIZATION AND DESCRIPTION OF BUSINESS:

Hartford Life and Annuity Insurance Company (the "Company") is a wholly owned subsidiary of Hartford Life Insurance Company ("HLIC"), which is an indirect subsidiary of Hartford Life, Inc. ("HLI"). HLI is indirectly majority owned by The Hartford Financial Services Group, Inc. ("The Hartford"). On February 10, 1997, HLI filed a registration statement, as amended, with the Securities and Exchange Commission relating to the initial public offering of HLI Class A Common Stock (the "Offering"). Pursuant to the Offering on May 22, 1997, HLI sold to the public 26 million shares, representing approximately 18.6% of the equity ownership of HLI.

In 1998, the Company changed its name to Hartford Life and Annuity Insurance Company from ITT Hartford Life and Annuity Insurance Company.

The Company offers a complete line of fixed and variable annuities, as well as variable, universal and traditional individual life insurance.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

BASIS OF PRESENTATION

The accompanying statutory basis financial statements of the Company were prepared in conformity with statutory accounting practices prescribed or permitted by the National Association of Insurance Commissioners ("NAIC") and the State of Connecticut Department of Insurance. Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Current prescribed statutory accounting practices include accounting publications of the NAIC, as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass accounting practices approved by state insurance departments. The Company does not follow any permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital.

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for future benefits and the liability for premium and other deposit funds. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

STATUTORY ACCOUNTING PRACTICES VERSUS GAAP

Statutory accounting practices and generally accepted accounting principles ("GAAP") differ in certain significant respects. These differences principally involve:

(1) treatment of policy acquisition costs (commissions, underwriting and selling expenses, etc.) which are charged to expense when incurred for statutory purposes rather than on a pro-rata basis over the expected life and gross profit stream of the policy for GAAP purposes;

(2) recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. When policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

(3) development of liabilities for future policy benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the NAIC which may vary considerably from interest and mortality assumptions used under GAAP;

(4) providing for income taxes based on current taxable income only for statutory purposes, rather than establishing additional assets or liabilities for deferred Federal income taxes to recognize the tax effect related to reporting revenues and expenses in different periods for financial reporting and tax return purposes or required under GAAP;

(5) excluding certain assets designated as non-admitted assets (e.g., negative Interest Maintenance Reserve, and past due agents' balances) from the balance sheet for statutory purposes by directly charging surplus;

(6) the calculation of post retirement benefits obligation which, for statutory accounting, excludes non-vested employees whereas GAAP liabilities include a provision for such employees; statutory and GAAP accounting permit either immediate recognition of the liability or straight-line amortization of the liability over a period not to exceed 20 years. For GAAP, The Hartford's obligation was immediately recognized, whereas for statutory accounting, the obligation is being recognized ratably over a 20 year period;

(7) establishing a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the remaining life to maturity of the asset sold (Interest Maintenance Reserve) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

(8) the reporting of reserves and benefits net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets;


(9) the reporting of fixed maturities at amortized cost for statutory purposes, whereas GAAP requires that fixed maturities be classified as "held-to-maturity," "available-for-sale" or "trading," based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds were classified on a GAAP basis as available-for-sale and accordingly, those investments and common stocks were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity; as well as the change in the basis of the Company's other invested assets, which consist primarily of limited partnership investments, which is recognized as income under GAAP and as a change in surplus under statutory accounting; and


(10) statutory accounting calculates separate account liabilities using prescribed actuarial methodologies, which approximate the market value of separate account assets less applicable surrender charges. The separate account surplus generated by these reserving methods is recorded as an amount due to or from the separate account on the statutory basis balance sheet, with changes reflected in the statutory basis results of operations. On a GAAP basis, separate account assets and liabilities are held at fair value.

As of and for the years ended December 31, the significant differences between Statutory and GAAP basis net income and capital and surplus for the Company are as follows:


                                         1999          1998          1997
                                     ----------------------------------------
GAAP Net Income                      $    75,654   $    74,525   $    58,050
Deferral and amortization of policy
 acquisition costs, net                 (272,171)     (331,882)     (345,657)
Change in unearned revenue reserve       (64,915)       23,118         4,058
Deferred taxes                            57,833         2,476        47,092
Separate account expense allowance       214,388       259,287       282,818
Asset impairments and write-downs        (17,250)       17,250            --
Benefit reserve adjustment                11,491         5,360        24,666
Gain on commutation of reinsurance
 (Note 4)                                     --        52,026            --
Prepaid reinsurance premium               (3,524)           --            --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,207           466         3,015
                                     ----------------------------------------
               STATUTORY NET INCOME  $    24,427   $   102,626   $    74,042
                                     ----------------------------------------
GAAP Stockholder's Equity            $   676,428   $   648,097   $   570,469
Deferred policy acquisition costs     (1,887,824)   (1,615,653)   (1,283,771)
Unearned revenue reserve                  95,965       160,951       134,789
Deferred taxes                           122,105        68,936        64,522
Separate account expense allowance     1,398,030     1,183,642       924,355
Asset impairments and write-downs             --        17,250            --
Unrealized losses (gains) on
 investments                              26,292       (24,955)      (21,451)
Benefit reserve adjustment                81,111        69,233        16,378
Asset valuation reserve                   (4,935)      (21,782)      (13,670)
Adjustment relating to Lyndon
 contribution (Note 4)                        --            --       (23,671)
Prepaid reinsurance premium               (7,728)       (4,204)           --
Statutory voluntary reserve               (6,286)           --            --
Other, net                                29,718        (5,003)        3,850
                                     ----------------------------------------
      STATUTORY CAPITAL AND SURPLUS  $   522,876   $   476,512   $   371,800
                                     ----------------------------------------

AGGREGATE RESERVES FOR FUTURE BENEFITS AND LIABILITY FOR PREMIUM AND OTHER DEPOSIT FUNDS

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1958 and 1980 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.5% to 6%. Accumulation and on-benefit annuity reserves are based principally on individual annuity tables at various rates ranging from

2.5% to 8.75% and using the Commissioners Annuity Reserve Valuation Method ("CARVM").

The Company has established separate accounts to segregate the assets and liabilities of certain life insurance and annuity contracts that must be segregated from the Company's general assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at market value. Premiums, benefits and expenses of these contracts are reported in the statutory basis statements of operations.

An analysis of Annuity Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics as of December 31, 1999 (including general and separate account liabilities) is as follows:

                                                                             % of
                                                                 Amount     Total
                                                              --------------------
Subject to discretionary withdrawal:
                                                              --------------------
With market value adjustment                                  $     4,564      0.0%
At book value less current surrender charge of 5% or more       1,427,302      3.2%
At market value                                                42,431,996     95.4%
                                                              --------------------
Total with adjustment or at market value                       43,863,862     98.6%

At book value without adjustment (minimal or no charge or
 adjustment):                                                     573,583      1.3%

Not subject to discretionary withdrawal:                           34,816      0.1%
                                                              --------------------
Total, gross                                                   44,472,261    100.0%
Reinsurance ceded                                                      --
                                                              ------------
Total, net                                                    $44,472,261
                                                              ------------

INVESTMENTS

Investments in bonds are carried at amortized cost. Bonds that are deemed ineligible to be held at amortized cost by the NAIC Securities Valuation Office ("SVO") are carried at the appropriate SVO published value. When a reduction in the value of a security is deemed to be unrecoverable, the decline in value is reported as a realized loss and the carrying value is adjusted accordingly. Short-term investments consist of money market funds and are stated at cost, which approximates fair value. Common stocks are carried at fair value with the current year change in the difference from cost reflected in surplus. Mortgage loans, which are carried at cost and approximate fair value, include investments in assets backed by mortgage loan pools. Other invested assets are generally recorded at fair value.

The Asset Valuation Reserve ("AVR") is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets. The AVR balances were $4,935 and $21,782 as of December 31, 1999 and 1998, respectively. Additionally, the Interest Maintenance Reserve ("IMR") captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond or mortgage sold. The IMR balance as of December 31, 1999 is an asset balance of $981 and is reflected as a component of non-admitted assets in Unassigned Funds in accordance with statutory accounting practices. The IMR balance as of December 31, 1998 is a liability balance of $452 and is reflected as an other liability. The net capital (losses) gains transferred to the IMR in 1999, 1998 and 1997 were $(1,255), $852 and $(719), respectively. The amount of income (expense) amortized from the IMR in 1999, 1998 and 1997 included in the Company's Statements of Operations, was $178, $(207), and $(85), respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the statutory basis statements of operations. Realized investment gains and losses are determined on a specific identification basis.

CODIFICATION

The NAIC adopted the Codification of Statutory Accounting Principles in March 1998. The proposed effective date for this statutory accounting guidance is January 1, 2001. It is expected that Connecticut, the Company's domiciliary state, will adopt these accounting standards and, therefore, the Company will make the necessary accounting and reporting changes required for implementation. The Company has not yet determined the impact that these new accounting standards will have on its statutory basis financial statements.

3. INVESTMENTS:

  (A) COMPONENTS OF NET INVESTMENT INCOME

                                                                1999       1998      1997
                                                              -----------------------------
Interest income from bonds and short-term investments         $113,646   $123,370   $100,475
Interest income from policy loans                                3,494      3,133     1,958
Interest and dividends from other investments                    6,371      4,482     1,005
                                                              -----------------------------
Gross investment income                                        123,511    130,985   103,438
Less: investment expenses                                        1,189      1,003     1,153
                                                              -----------------------------
                                       NET INVESTMENT INCOME  $122,322   $129,982   $102,285
                                                              -----------------------------

  (B) COMPONENTS OF NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND SHORT-TERM INVESTMENTS

                                                                1999       1998      1997
                                                              -----------------------------
Gross unrealized capital gains                                $    561   $ 10,905   $23,357
Gross unrealized capital losses                                 (6,441)      (833)   (1,906)
                                                              -----------------------------
Net unrealized capital (losses) gains                           (5,880)    10,072    21,451
Balance, beginning of year                                      10,072     21,451     7,979
                                                              -----------------------------
CHANGE IN NET UNREALIZED CAPITAL (LOSSES) GAINS ON BONDS AND
                                      SHORT-TERM INVESTMENTS  $(15,952)  $(11,379)  $13,472
                                                              -----------------------------

  (C) COMPONENTS OF NET UNREALIZED CAPITAL GAINS (LOSSES) ON COMMON STOCKS

                                                               1999     1998      1997
                                                              --------------------------
Gross unrealized capital gains                                $2,508   $ 2,204   $   537
Gross unrealized capital losses                                  (24)   (1,871)   (1,820)
                                                              --------------------------
Net unrealized capital gains (losses)                          2,484       333    (1,283)
Balance, beginning of year                                       333    (1,283)   (3,447)
                                                              --------------------------
     CHANGE IN NET UNREALIZED CAPITAL GAINS ON COMMON STOCKS  $2,151   $ 1,616   $ 2,164
                                                              --------------------------

  (D) COMPONENTS OF NET REALIZED CAPITAL (LOSSES) GAINS

                                                                1999      1998     1997
                                                              --------------------------
Bonds and short-term investments                              $(37,959)  $1,314   $ (120)
Common stocks                                                      104    1,624      421
Other invested assets                                              172       (1)    (307)
                                                              --------------------------
Realized capital (losses) gains                                (37,683)   2,937       (6)
Capital gains benefit                                               --       --     (831)
                                                              --------------------------
Net realized capital (losses) gains                            (37,683)   2,937      825
Less: amounts transferred to the IMR                            (1,255)     852     (719)
                                                              --------------------------
                         NET REALIZED CAPITAL (LOSSES) GAINS  $(36,428)  $2,085   $1,544
                                                              --------------------------

Sales and maturities of investments in bonds and short-term investments for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $1,367,027, $1,354,563 and $1,435,820, gross realized capital gains of $1,106, $1,705, and
$964 and gross realized capital losses of $39,065, $391, and $1,084, respectively, before transfers to the IMR. Sale of common stocks for the years ended December 31, 1999, 1998 and 1997 resulted in proceeds of $939, $33,088, and $10,168, gross realized capital gains of $115, $1,688, and $421 and gross realized capital losses of $11, $64, and $0, respectively.

  (E) DERIVATIVE INVESTMENTS

The Company had no significant derivative holdings as of December 31, 1999, 1998 or 1997.

  (F) CONCENTRATION OF CREDIT RISK

Excluding U.S. government and government agency investments, the Company is not exposed to any significant concentrations of credit risk in fixed maturities of a single issuer greater than 10% of capital and surplus as of December 31, 1999.

  (G) BONDS, SHORT-TERM INVESTMENTS AND COMMON STOCKS

                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,768     $  1      $   (37)   $    4,732
  -- Guaranteed and sponsored -- asset backed                         170,746       --           --       170,746
  States, municipalities and political subdivisions                    10,401       --          (48)       10,353
  International governments                                             7,351       94          (15)        7,430
  Public utilities                                                     18,413       92          (73)       18,432
  All other corporate -- excluding asset-backed                       592,233      374       (6,194)      586,413
  All other corporate -- asset-backed                                 539,688       --           --       539,688
  Short-term investments                                              228,105       --           --       228,105
  Certificates of deposit                                               5,158       --          (74)        5,084
  Parents, subsidiaries and affiliates                                117,057       --           --       117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,693,920     $561      $(6,441)   $1,688,040
                                                                   ----------------------------------------------

                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,562     $1,105     $   (24)    $ 5,643
    Common stock -- affiliated                                      35,384      1,403          --      36,787
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $39,946     $2,508     $   (24)    $42,430
                                                                   --------------------------------------------


                                                                                        1999
                                                                   ----------------------------------------------
                                                                                 Gross       Gross
                                                                   Amortized   Unrealized  Unrealized  Estimated
                                                                      Cost       Gains       Losses    Fair Value
                                                                   ----------------------------------------------
U.S. government and government agencies and authorities:
  -- Guaranteed and sponsored                                      $    4,982   $    35      $  (2)    $    5,015
  -- Guaranteed and sponsored -- asset-backed                          75,615        --         --         75,615
States, municipalities and political subdivisions                      10,402       415         --         10,817
International governments                                               7,466       568         --          8,034
Public utilities                                                       94,475     1,330        (39)        95,766
All other corporate -- excluding asset-backed                         607,679     8,473       (792)       615,360
All other corporate -- asset-backed                                   505,900        --         --        505,900
Short-term investments                                                343,783        --         --        343,783
Certificates of deposit                                               130,216        84         --        130,300
Parents, subsidiaries and affiliates                                  117,057        --         --        117,057
                                                                   ----------------------------------------------
                           TOTAL BONDS AND SHORT-TERM INVESTMENTS  $1,897,575   $10,905      $(833)    $1,907,647
                                                                   ----------------------------------------------


                                                                               Gross       Gross
                                                                             Unrealized  Unrealized  Estimated
                                                                     Cost      Gains       Losses    Fair Value
                                                                   --------------------------------------------
    Common stock -- unaffiliated                                   $ 4,933     $  290     $   (50)    $ 5,173
    Common stock -- affiliated                                      35,384      1,914      (1,821)     35,477
                                                                   --------------------------------------------
                                              TOTAL COMMON STOCKS  $40,317     $2,204     $(1,871)    $40,650
                                                                   --------------------------------------------

The amortized cost and estimated fair value of bonds and short-term investments as of December 31, 1999 by estimated maturity year are shown below. Asset-backed securities, including mortgage-backed securities and collaterialized mortgage obligations, are distributed to maturity year based on the Company's estimates of the rate of future prepayments of principal over the remaining lives of the securities. Expected maturities differ from contractual maturities due to call or prepayment provisions.

                                      Amortized     Estimated
             Maturity                    Cost       Fair Value
                                     --------------------------
One year or less                      $  545,290    $  543,397
Over one year through five years         692,881       690,476
Over five years through ten years        370,835       369,548
Over ten years                            84,914        84,619
                                     --------------------------
                              TOTAL   $1,693,920    $1,688,040
                                     --------------------------

Bonds with a carrying value of $10,457 were on deposit as of December 31, 1999 with various regulatory authorities as required.

  (H) FAIR VALUE OF FINANCIAL INSTRUMENTS-BALANCE SHEET ITEMS (IN MILLIONS):


                                                           1999 1998
                                     ------------------------------------------------------
                                       Carrying     Estimated      Carrying     Estimated
                                        Amount      Fair Value      Amount      Fair Value
                                     ------------------------------------------------------
ASSETS
  Bonds and short-term investments      $1,694        $1,688        $1,898        $1,908
  Common stocks                             42            42            41            41
  Policy loans                              59            59            47            47
  Mortgage loans                            64            64            60            60
  Other invested assets                      3             3             2             2
LIABILITIES
  Deposit funds and other benefits      $2,051        $2,017        $2,078        $2,053


The following methods and assumptions were used to estimate the fair value of each class of financial instruments: fair value of bonds, short-term investments, common stock, and other invested assets approximate those quotations published by the NAIC; policy loans and mortgage loans carrying amounts approximates fair value; and fair value of liabilities on deposit funds and other benefits is determined by forecasting future cash flows and discounting the forecasted cash flows at current market rates.

4. REINSURANCE:

The Company cedes insurance to other insurers in order to limit its maximum losses. Such transfer does not relieve the Company of its primary liability to the policyholder. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk.

The Company cedes significant portions of its variable annuity business written since 1994 to RGA Reinsurance Company ("RGA"). Certain core annuity products were excluded from this reinsurance arrangement beginning in the second quarter of 1999 and, as such, the amounts ceded to RGA have declined significantly.

In 1995, The Hartford was "spun-off" from ITT Industries, Inc. and became its own, autonomous entity. In conjunction with this spin-off, the assets and liabilities of Lyndon Insurance Company (Lyndon) were merged into the Company. The statutory net assets contributed to the Company as a result of this transaction were approximately $112 million and were reflected as an increase in Gross Paid-In and Contributed Surplus at December 31, 1995. This amount was approximately $41 million lower than the value of net assets contributed on a GAAP basis.

The majority of the business written in Lyndon was assumed from an unaffiliated insurer. In 1998, this unaffiliated insurer recaptured the inforce blocks of business it had been ceding to the Company through Lyndon. In conjunction with this commutation transaction, the Company transferred statutory basis reserves of $26,404. Additionally, the Company received fair value consideration for the bonds it transferred which exceeded the statutory statement value of these assets by $25,622. As a result of this activity, the Company recognized a pre-tax gain from this transaction of $52,026 in its 1998 Statements of Operations.

There were no material reinsurance recoverables from reinsurers outstanding as of and for the years ended, December 31, 1999 and 1998.

The effect of reinsurance as of and for the years ended December 31, is summarized as follows:

1999                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  784,502     $    53     $  (192,934)   $  591,621
Policy and Contract Claim
 Liabilities                          $    7,827     $   203     $      (353)   $    7,677

Premium and Annuity Considerations    $  674,219     $ 1,261     $   (53,691)   $  621,789
Annuity and Other Fund Deposits       $6,195,917     $    --     $(3,204,554)   $2,991,363
Death, Annuity, Disability and
 Other Benefits                       $   65,251     $ 1,104     $   (12,713)   $   53,642
Surrenders                            $2,541,449     $    --     $(1,290,636)   $1,250,813

1998                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Aggregate Reserves for Future
 Benefits                             $  713,375     $    50     $  (134,285)   $  579,140
Policy and Contract Claim
 Liabilities                          $    5,895     $    85     $      (313)   $    5,667

Premium and Annuity Considerations    $  483,328     $24,954     $   (38,939)   $  469,343
Annuity and Other Fund Deposits       $6,461,470     $    --     $(4,410,219)   $2,051,251
Death, Annuity, Disability and
 Other Benefits                       $   64,331     $ 1,574     $   (16,401)   $   49,504
Surrenders                            $1,481,797     $    --     $  (742,134)   $  739,663

1997                                    Direct       Assumed        Ceded          Net
                                     ------------------------------------------------------
Premium and Annuity Considerations    $  266,427     $51,630     $   (21,412)   $  296,645
Annuity and Other Fund Deposits       $6,515,347     $    --     $(4,534,101)   $1,981,246
Death, Annuity, Disability and
 Other Benefits                       $   79,779     $   839     $    (7,126)   $   73,492
Surrenders                            $  882,094     $    --     $  (427,677)   $  454,417

5. RELATED PARTY TRANSACTIONS:

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions and payments of dividends. In addition, certain affiliated insurance companies purchased group annuity contracts from the Company to fund pension costs and claim annuities to settle casualty claims. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by The Hartford. Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has also invested in bonds of its affiliates, Hartford Financial Services Corporation and HL Investment Advisors, Inc., and common stock of its subsidiary, Hartford Life, LTD.

For additional information, see Notes 4, 6, and 8.

6. FEDERAL INCOME TAXES:

The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain adjustments, generally will be determined as though the Company were filing separate Federal, state and local income tax returns.

As long as The Hartford continues to own at least 80% of the combined voting power and 80% of the value of the outstanding capital stock of HLI, the Company will be included for Federal income tax purposes in the affiliated group of which The Hartford is the common parent. The Hartford and its non-life subsidiaries filed a single consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. The life insurance companies filed a separate consolidated Federal income tax return for 1998 and 1997 and intend to file a separate consolidated Federal income tax return for 1999. Federal income taxes (received) paid by the Company for operations and capital gains (losses) were $(8,815), $25,780, and $(14,499) in 1999, 1998 and 1997, respectively. The effective tax rate was (73)%, 27%, and
(28)% in 1999, 1998 and 1997, respectively.

The following schedule provides a reconciliation of the tax provision (including realized capital gains(losses)) at the U.S. Federal Statutory rate to Federal income tax (benefit) expense (in millions):

                                                              1999   1998   1997
                                                              ------------------
Tax provision at U.S. Federal Statutory rate                  $ 5    $48    $ 20
Tax deferred acquisition costs                                 31     25      25
Statutory to tax reserve differences                           (7)     8       1
Investments                                                   (31)   (60)    (61)
Other                                                          (8)    15      (1)
                                                              ------------------
                        FEDERAL INCOME TAX (BENEFIT) EXPENSE  $(10)  $36    $(16)
                                                              ------------------

7. CAPITAL AND SURPLUS AND SHAREHOLDER DIVIDEND RESTRICTIONS:

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval, is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations for the previous year. Dividends are paid as determined by the Board of Directors and are not cumulative. No dividends were paid in 1999, 1998 or 1997. The amount available for dividend in 2000 is approximately $60,855.

8. PENSION, RETIREMENT, AND OTHER POST-RETIREMENT AND POST-EMPLOYMENT BENEFITS:

All employees that work for The Hartford's life insurance companies are included in The Hartford's non-contributory defined benefit pension plans. These plans provide pension benefits that are based on years of service and the employee's compensation during the last ten years of employment. The Hartford's funding policy is to contribute annually an amount between the minimum funding requirements set forth in the Employee Retirement Income Security Act of 1974, as amended, and the maximum amount that can be deducted for U.S. Federal income tax purposes. Generally, pension costs are funded through the purchase of group pension contracts sold by affiliates. The costs that were allocated to the Company for pension related expenses were $762, $1,045 and $840 for 1999, 1998 and 1997, respectively.


Employees of The Hartford's life insurance companies are also provided, through The Hartford, certain health care and life insurance benefits for eligible retired employees. The contribution for health care benefits depends on the retiree's date of retirement and years of service. In addition, this benefit plan has a defined dollar cap, which limits average company contributions. The Hartford has prefunded a portion of the health care and life insurance obligations through trust funds where such prefunding can be accomplished on a tax effective basis. Postretirement health care and life insurance benefits expense allocated to the Company was not material to the results of operations for 1999, 1998 or 1997.


The assumed rate in the per capita cost of health care (the health care trend rate) was 7.1% for 1999, decreasing ratably to 5.0% in the year 2003. Increasing the health care trend rates by one percent per year would have an immaterial impact on the accumulated postretirement benefit obligation and the annual expense. To the extent that the actual experience differs from the inherent assumptions, the effect will be amortized over the average future service of covered employees.

Substantially all of The Hartford's life insurance companies' employees are eligible to participate in The Hartford's Investment and Savings Plan. Under this plan, designated contributions, which may be invested in Class A Common Stock of HLI or certain other investments, are matched to a limit of 3% of compensation.

9. SEPARATE ACCOUNTS:

The Company maintains separate account assets totaling $44.9 billion and $32.9 billion as of December 31, 1999 and 1998, respectively. Separate account assets are segregated from other investments and reported at fair value. Separate account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the general account statement of operations as a component of Net Transfers to Separate Accounts. The Company's separate accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risk and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on separate account assets are not separately reflected in the statutory statements of operations.

Separate account management fees, net of minimum guarantees, were $493 million, $363 million, and $252 million in 1999, 1998 and 1997, respectively, and are recorded as a component of fee income on the Company's statutory basis Statements of Operations.

10. COMMITMENTS AND CONTINGENT LIABILITIES:

  (A) LITIGATION

The Company is involved in pending and threatened litigation in the normal course of its business in which claims for alleged economic and punitive damages have been asserted. Some of these cases have been filed as purported class actions and some cases have been filed in certain jurisdictions that permit punitive damage awards disproportionate to the actual damages incurred. Although there can be no assurances, at the present time, the Company does not anticipate that the ultimate liability, arising from such pending or threatened litigation, will have a material adverse effect on the statutory capital and surplus of the Company.

  (B) GUARANTY FUNDS

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Recent regulatory actions against certain large life insurers encountering financial difficulty have prompted various state insurance guaranty associations to begin assessing life insurance companies for the deemed losses. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's solvency and further provide annual limits on such assessments. Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid guaranty fund assessments of approximately $523, $1,043 and $1,544 in 1999, 1998, and 1997, respectively, of which $318, $995, and $548 in 1999, 1998 and 1997, respectively were estimated to be creditable against premium taxes.

  (C) TAX MATTERS

The Company's Federal income tax returns are routinely audited by the Internal Revenue Service ("IRS"). The Company's 1997 and 1996 Federal income tax returns are currently under audit by the IRS. As of March 31, 2000, the audit was in its initial stage and no material issues had been raised.

                                     PART C

                                OTHER INFORMATION

Item 27. Exhibits

       (a) Resolution of the Board of Directors of Hartford Life and Annuity Insurance Company ("Hartford") authorizing the establishment of the Separate Account. (1)

       (b)    Not Applicable.

       (b)    Principal Underwriting Agreement. (2)

       (c)    Form of Modified Single Premium Variable Life Insurance
              Policy. (1)

       (d) Form of Application for Modified Single Premium Variable Life Insurance Policies. (1)

       (f) Certificate of Incorporation of Hartford (3) and Bylaws of Hartford. (2)

       (g)    Form of Reinsurance Contract. (4)

       (h)    Form of Participation Agreement. (4)

       (i)    Not Applicable.

       (j)    Not Applicable.

       (k) Opinion and consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

--------------------------------
(1) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 33-83650, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1995.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-83650, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(3) Incorporated by reference to Post-Effective Amendment No. 2 to the Registration Statement on Form S-6, File No. 333-36349, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on August 4, 1998.

(4) Incorporated by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form S-6, File No. 333-36349, of Hartford Life and Annuity Insurance Company filed with the Securities and Exchange Commission on August 14, 1999.

       (l)    Opinion and Consent of Deanne Osgood, FSA, MAAA.

       (m)    Not Applicable.

       (n)    Consent of Arthur Andersen LLP, Independent Public Accountants.

       (o)    No financial statement will be omitted.

       (p)    Not Applicable.

       (q)    Memorandum describing transfer and redemption procedures. (1)

       (r)    Power of Attorney.

       (s)    Organizational Chart.

Item 28. Officers and Directors.

--------------------------------------------------------------------------------------------------
NAME                                          POSITION WITH HARTFORD
--------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------
David A. Carlson                              Vice President
--------------------------------------------------------------------------------------------------
Peter W. Cummins                              Senior Vice President
--------------------------------------------------------------------------------------------------
Bruce W. Ferris                               Vice President
--------------------------------------------------------------------------------------------------
Timothy M. Fitch                              Vice President & Actuary
--------------------------------------------------------------------------------------------------
Mary Jane B. Fortin                           Vice President & Chief Accounting Officer
--------------------------------------------------------------------------------------------------
David T. Foy                                  Senior Vice President, Chief Financial Officer and
                                              Treasurer, Director*
--------------------------------------------------------------------------------------------------
Lynda Godkin                                  Senior Vice President, General Counsel, and
                                              Corporate Secretary, Director*
--------------------------------------------------------------------------------------------------
Lois W. Grady                                 Senior Vice President
--------------------------------------------------------------------------------------------------
Stephen T. Joyce                              Senior Vice President
--------------------------------------------------------------------------------------------------
Michael D. Keeler                             Vice President
--------------------------------------------------------------------------------------------------
Robert A. Kerzner                             Senior Vice President
--------------------------------------------------------------------------------------------------
Thomas M. Marra                               President, Director*
--------------------------------------------------------------------------------------------------
Steven L. Matthiesen                          Vice President
--------------------------------------------------------------------------------------------------
Deanne Osgood                                 Vice President
--------------------------------------------------------------------------------------------------
Craig R. Raymond                              Senior Vice President and Chief Actuary
--------------------------------------------------------------------------------------------------
Lowndes A. Smith                              Chief Executive Officer, Director*
--------------------------------------------------------------------------------------------------
David M. Znamierowski                         Senior Vice President and Chief Investment Officer,
                                              Director*
--------------------------------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

---------------------------------------------------
  *  Denotes  Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

         Filed herewith as Exhibit (s).

Item 30: Indemnification

         Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent. Reference is hereby made to Section 33-771(e) of CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide, in general, that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 provides that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he was a director of the corporation. In the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

         Under the Depositor's bylaws, the Depositor must indemnify both directors and officers of the Depositor for (1) any claims and liabilities to which they become subject by reason of being or having been directors or officers of the Depositor and (2) legal and other expenses incurred in defending against such claims, in each case, to the extent such is consistent with statutory provisions.

         Section 33-777 of CGS specifically authorizes a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employer or agent of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy issued to The Hartford Financial Services Group, Inc. and its subsidiaries.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriters

        (a) HSD acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account One
               Hartford Life Insurance Company - Separate Account Two
               Hartford Life Insurance Company - Separate Account Two (DC
                 Variable Account I)
               Hartford Life Insurance Company - Separate Account Two (DC
                 Variable Account II)
               Hartford Life Insurance Company - Separate Account Two (QP
                 Variable Account)
               Hartford Life Insurance Company - Separate Account Two (Variable
                 Account "A")
               Hartford Life Insurance Company - Separate Account Two (NQ
                 Variable Account)
               Hartford Life Insurance Company - Putnam Capital Manager Trust
                 Separate Account
               Hartford Life Insurance Company - Separate Account Three Hartford Life Insurance Company - Separate Account Five Hartford Life Insurance Company - Separate Account Seven Hartford Life and Annuity Insurance Company - Separate Account
                 One
               Hartford Life and Annuity Insurance Company - Putnam Capital
                 Manager Trust Separate Account Two
               Hartford Life and Annuity Insurance Company - Separate Account
                 Three
               Hartford Life and Annuity Insurance Company - Separate Account
                 Five

               Hartford Life and Annuity Insurance Company - Separate Account
                 Six
               Hartford Life and Annuity Insurance Company - Separate Account
                 Seven
               Hart Life Insurance Company VA - Separate Account One
               Hart Life Insurance Company VL - Separate Account Two
               American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company of America VA - Separate Account
                 One
               Servus Life Insurance Company of America VL - Separate Account
                 Two

        (b)    Directors and Officers of HSD

                  Name and Principal                Positions and Offices
                   Business Address                   With  Underwriter
                  ------------------                ---------------------
              David A. Carlson                 Vice President
              Peter W. Cummins                 Senior Vice President
              David T. Foy                     Treasurer
              Lynda Godkin                     Senior Vice President, General Counsel and
                                               Corporate Secretary
              George R. Jay                    Controller
              Robert A. Kerzner                Executive Vice President
              Thomas M. Marra                  Executive Vice President, Director
              Paul E. Olson                    Supervising Registered Principal
              Lowndes A. Smith                 President and Chief Executive Officer, Director

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32. Location of Accounts and Records

         All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33. Management Services

All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.   Representation of Reasonableness of Fees

Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on the 11th day of April, 2000.


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT FIVE
(Registrant)

*By:  David T. Foy                                 *By:  /s/ Marianne O'Doherty
     ---------------------------------------            ------------------------
     David T. Foy, Senior Vice President & Treasurer    Marianne O'Doherty
                                                        Attorney-In-Fact

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
(Depositor)

*By:  David T. Foy
     ---------------------------------------
     David T. Foy, Senior Vice President & Treasurer


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.


David T. Foy, Senior Vice President, Chief
       Financial Officer and Treasurer, Director*

Lynda Godkin, Senior Vice President, General         *By: /s/ Marianne O'Doherty
       Counsel and Corporate Secretary, Director*         ----------------------
Thomas M. Marra, President, Director*                     Marianne O'Doherty
Lowndes A. Smith, Chief Executive Officer,                Attorney-In-Fact
       Director*
David M. Znamierowski, Senior Vice President              Dated: April 11, 2000
       and Chief Investment Officer, Director*

                                  EXHIBIT INDEX


1.1 Opinion and Consent of Lynda Godkin, Senior Vice President, General Counsel and Corporate Secretary.

1.2    Opinion and Consent of Deanne Osgood, FSA, MAAA.

1.3    Consent of Arthur Andersen LLP, Independent Public Accountants.

1.4    Power of Attorney.

1.5    Organizational Chart.